UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 343-1113

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2009 through February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Annual Report

JPMorgan Institutional Trust Funds

February 28, 2010

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	5
JPMorgan Intermediate Bond Trust	8
Schedules of Portfolio Investments	11
Financial Statements	69
Financial Highlights	72
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	84
Trustees	85
Officers	87
Schedule of Shareholder Expenses	88
Tax Letter	89

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
MARCH 22, 2010 (Unaudited)

Dear Shareholder:

A year ago, the U.S. and global economies were in the grips of an unprecedented financial crisis and a deep recession. At that time, we hoped that extraordinary monetary and fiscal stimulus, combined with a natural revival in key cyclical sectors of the economy, would lead to a rebound in both the economy and the stock market. Rarely, however, have economic and financial prospects been as uncertain as they were a year ago.

“Today, investors can feel more comfortable that both the economy and financial markets have embarked on a gradual recovery.”

Today, investors can feel more comfortable that both the economy and financial markets have embarked on a gradual recovery. Since dropping to historic lows last March, the stock market has posted an impressive one-year rally. Further, the economy is showing signs of momentum, marked by solid growth in Gross Domestic Product (GDP) and some hints of a stabilizing employment picture.

While we welcome these signs, we, like you, however, remain concerned about any relapse in this recovery, particularly with the markets reacting negatively to issues such as the Greek debt crisis or the possibility of overheating in the Chinese economy. In addition, there are still concerns about geopolitical risks, the scope of government intervention in the economy in the aftermath of the financial crisis, and the ultimate cost to taxpayers of this intervention.

Investors continue to favor fixed income

Despite an impressive stock market rally, investors have continued to focus their investments on fixed income markets with inflows into municipal bonds, as well as the mortgage, investment-grade corporate and high yield areas of the market, all of which posted strong gains for the 12-month period ended February 28, 2010. In particular, for the year ended February 28, 2010, the Barclays Capital High Yield Index returned 56.3%, while the Barclays Capital Emerging Markets Index returned 35.6% for the same 12-month period. The Barclays Capital U.S. Aggregate Bond Index returned 9.3% for the same period.

In 2009, yields on benchmark 10-year U.S. Treasury bonds declined to some of their lowest levels in years, in response to the Federal Reserve’s program to buy agency mortgage-backed securities, agency debt, and longer-term U.S. Treasury bonds. As this buying spree has wound down, yields on longer-dated U.S. Treasuries have risen, while yields on shorter-term bonds have declined. Yields on the benchmark 10-year U.S. Treasury bond climbed from 3.0% 12 months ago to 3.6% as of the end of this reporting period, and yields on the 30-year Treasury bond ended the period at 4.6%, compared to 3.7% 12 months ago. Yields on the two-year U.S. Treasury note dropped slightly, from 1.0% to 0.8% during the reporting period.

Equity markets continue to rally

Strong growth in corporate earnings and productivity has continued to fuel the equity indices. The Standard & Poor’s 500 Index (S&P 500 Index) rebounded strongly since dropping to a 14-year low on March 9th, 2009. Since that date, the S&P 500 Index had risen by 63.3% to a level of 1,104, as of February 28th, 2010.

Overseas stocks also posted strong gains, particularly in the emerging markets countries of Brazil, Russia, India, and China. The MSCI Emerging Markets Index returned an impressive 92.1% (gross) for the 12-month reporting period, while the MSCI EAFE Index returned 55.3% (gross) for the same period.

Maintain a balanced approach during this “fragile recovery

In its most recent meeting, the Federal Open Market Committee (FOMC) reiterated their intention to keep interest rates low for an extended period of time. With this move, it appears the FOMC understands the fragility of this cyclical recovery and intends to keep monetary policy accommodative — until the economy is solidly back on its feet. In the long run, however, it’s important for investors to note that a steadily improving economy — uninterrupted by any relapse — could have significant implications for investors, including both higher taxes and higher long-term interest rates.

These potential implications reminds us of the importance of maintaining a balanced portfolio that includes equities and a diversified mix of fixed income investments that could benefit from a maturing recovery, while still safeguarding your portfolio from any possible relapse from its path.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence and trust. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch
President and CEO
J.P. Morgan Funds

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2010 (In Thousands)	$2,808,694
Primary Benchmark	Barclays Capital U.S. Aggregate Index
Duration	3.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities,* returned 14.58%** for the 12 months ended February 28, 2010. This compares to the 9.32% return for the Barclays Capital U.S. Aggregate Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed the Index for the period. When the reporting period began, there continued to be uncertainties in the fixed income market, given the ongoing repercussions from the September 2008 bankruptcy of Lehman Brothers. These included illiquidity, poorly performing credit markets and ongoing weakness in the global economy. Collectively, this led to extreme “flights to quality,” as investors flocked to the safety of short-term government bonds and sold bonds that were perceived to be risky.

While the economy remained weak during the first quarter of 2009, the environment began to improve early in the second quarter, as the government’s aggressive actions to stabilize the financial system seemed be taking hold. In addition, as the reporting period progressed, there were signs that the lengthy recession had abated. Against this backdrop, investor sentiment seemed to improve, leading to a sharp rally for non-U.S. Treasuries, as their spreads narrowed. Generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries.

While the Fund trailed the Index during the financial crisis in 2008, many of the strategies that negatively impacted it during that period helped the Fund to outperform the Index during the twelve months ended February 28, 2010. For example, with investor risk appetites increasing, U.S. Treasury securities underperformed spread sectors (non-U.S. Treasuries) during the fiscal year. Given this situation, the Fund benefited from its underweight exposure in U.S. Treasuries versus the Index. The Fund’s substantial spread sector overweight versus the Index was also rewarded. For example, the Fund’s exposure to residential mortgage securities positively contributed to results, as these securities’ spreads narrowed from 2008’s elevated levels. In particular, the Fund’s allocation to non-agency mortgage-backed securities and security selection within the mortgage-backed security sector enhanced its results.

The Fund’s underweight exposure versus the Index to commercial mortgage-backed securities (CMBS) detracted from performance slightly, as spread levels in this sector narrowed at a historic pace from what had been all time high levels. The Fund’s overall higher credit quality versus the Index was also a negative for its results, as lower quality securities outperformed their higher quality counterparts. In addition, the Fund’s underweight exposure in the corporate bond market negatively impacted its performance during the reporting period.

The Fund’s duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) added to relative performance. The Fund’s U.S. Treasury duration was less than the index, boosting relative returns as U.S. Treasury yields rose and prices fell over the reporting period. The Fund’s yield curve positioning (a curve that shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also helped performance, as the Fund had an underweight to the longer end of the curve. Yields on the longer-end of the curve rose during the reporting period.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy. We also emphasized bottom-up portfolio construction and identifying what we believed were undervalued securities. During the fiscal year we opportunistically increased the Fund’s exposure to U.S. Treasuries when their yields rose (and prices declined). In addition, our U.S. Treasury position was increased to bring it closer in line with that of the Index. In contrast, the Fund’s exposure to residential mortgages declined as their spreads tightened and, as a result, we looked for more compelling opportunities. The Fund’s investment in a money market fund was somewhat elevated at the end of the fiscal year, as we sought to indentify attractive value opportunities in the marketplace.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	47.3%
U.S. Treasury Obligations	18.1
Corporate Bonds	16.8
Mortgage Pass-Through Securities	7.6
Asset-Backed Securities	1.8
Commercial Mortgage-Backed Securities	1.6
Others (each less than 1.0%)	1.0
Short-Term Investment	5.8

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2010. The Fund’s composition is subject to change.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	14.58%	7.54%	6.33%	6.03%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2010 (In Thousands)	$304,822
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index),* returned 53.50%** for the 12 months ended February 28, 2010. This compares to the 53.62% return for the S&P 500 Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund slightly underperformed the Index for the period. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Index.

The stock market rally that began in March 2009 spanned the entire U.S. equity spectrum and continued during the 12 months ended February 28, 2010. This enabled stocks to recoup significant portions of their losses from the bear market that began in the fall of 2007. Meanwhile, the U.S. economy showed signs of a recovery, as gross domestic product (GDP) expanded 2.2% in the third quarter of 2009, its first increase since the second quarter of 2008. Economic growth then accelerated during the fourth quarter of 2009, as the estimate for GDP growth was 5.6%.

During the fiscal year, the stock market produced strong returns, a welcome change after what had arguably been one of the worst market downturns since the Great Depression of the 1930’s. During the period, there were indications that the worst of the housing market’s woes, which helped start the market selloff in 2007, were beginning to ease. Elsewhere, the price of many commodities rose, signaling renewed demand for energy and raw materials, and the manufacturing sector expanded and often surpassed consensus expectations.

The Index posted positive returns for 10 of the 12 months covered by this report. The only negative months were October 2009 and January 2010, and the Index quickly snapped backed after those declines. During the fiscal year as a whole, all ten sectors within the Index posted double-digit gains. The two best-performing sectors were financials (+98.3%) and consumer discretionary (+76.9%), while the telecommunication services (+12.8%) and utilities sectors (+20.7%) generated the lowest returns during the 12 months ended February 28, 2010.

Q:	HOW WAS THE FUND MANAGED?

A:	We attempted to provide investors with a pure Index exposure and zero active risk. In particular, the Fund was managed according to a full-replication index strategy — with all 500 of the stocks in the Index being held in the Fund in strict conformity to Index weights. In addition, changes to the composition and stock weightings in the Index were implemented in a timely, efficient and low-cost manner. We also closely monitored the Fund’s exposures at the stock and sector levels to ensure that unintended active bets were not in place. The Fund used S&P 500 futures contracts during the reporting period to help manage its daily liquidity. The use of these instruments did not meaningfully impact its performance.

The Fund was fully invested at all times in an effort to minimize market risk and eliminate cash drag on performance. Cash drag refers to the negative impact on performance from holding cash in the Fund, when equities tend to produce higher returns than cash. Typically, the Fund was 99.0% invested in common stocks and 1.0% invested in equitized cash. Cash was equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	3.1%
2.	Microsoft Corp.	2.2
3.	Procter & Gamble Co. (The)	1.8
4.	Apple, Inc.	1.8
5.	Johnson & Johnson	1.7
6.	General Electric Co.	1.7
7.	International Business Machines Corp.	1.7
8.	Bank of America Corp.	1.6
9.	JPMorgan Chase & Co. ****	1.6
10.	AT&T, Inc.	1.5

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY SECTOR***

Information Technology	18.5%
Financials	15.8
Health Care	12.5
Consumer Staples	11.4
Energy	11.0
Industrials	10.2
Consumer Discretionary	9.8
Utilities	3.5
Materials	3.4
Telecommunication Services	2.8
Investment Company	0.1
Short-Term Investments	1.0

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund. The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2010. The Fund’s composition is subject to change.

****	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	53.50%	(5.78)%	0.26%	0.30%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited)

FUND FACTS
Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/2010 (In Thousands)	$359,197
Primary Benchmark	Barclays Capital Intermediate U.S. Government/Credit Index
Duration	3.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities,* returned 11.61%** for the twelve months ended February 28, 2010. This compares to the 8.24% return for the Barclays Capital Intermediate U.S. Government/Credit Index (the “Index”) for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed the Index for the period. When the reporting period began, there continued to be uncertainties in the fixed income market, given the ongoing repercussions from the September 2008 bankruptcy of Lehman Brothers. These included illiquidity, poorly performing credit markets and ongoing weakness in the global economy. Collectively, this led to extreme “flights to quality,” as investors flocked to the safety of short-term government bonds and sold bonds that were perceived to be risky.

While the economy remained weak during the first quarter of 2009, the environment began to improve early in the second quarter, as the government’s aggressive actions to stabilize the financial system seemed be taking hold. In addition, as the reporting period progressed, there were signs that the lengthy recession had abated. Against this backdrop, investor sentiment seemed to improve, leading to a sharp rally for non-U.S. Treasuries, as their spreads narrowed. Generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries.

While the Fund trailed the Index during the financial crisis in 2008, many of the strategies that negatively impacted it during that period helped the Fund to outperform the Index during the twelve months ended February 28, 2010. For example, the Fund benefited from its underweight position in U.S. Treasuries relative to the Index. The Fund’s allocation to these securities was approximately half that of the Index. The Fund’s substantial spread sector (non-U.S. Treasuries) overweight versus the Index was also rewarded. In particular, its out-of-Index exposures to residential mortgage securities and commercial mortgage-backed securities (CMBS) positively contributed to results, as spreads in these sectors narrowed from 2008’s elevated levels. Security selection of asset-backed securities (ABS), which are also not included in the Index, was also beneficial for performance. Elsewhere, the Fund’s allocation to non-agency mortgage-backed securities and security selection within the mortgage-backed security sector enhanced its results.

The Fund’s higher credit quality versus the Index detracted from performance slightly, as lower quality securities outperformed their higher quality counterparts during the fiscal year. The Fund’s positioning in the corporate bond market was also an overall detractor from performance. While the Fund’s underweight exposure in this strong performing sector was a negative, this was partially offset through its overweight exposure to financial securities versus the Index, as they generated strong returns.

The Fund’s duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in the interest rates) was lower than the Index during the fiscal year. This was a positive for performance as interest rates generally rose over the period.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy. We also emphasized bottom-up portfolio construction and identifying what we believed were undervalued securities. During the fiscal year we opportunistically increased the Fund’s exposure to U.S. Treasuries when their yields rose (and prices declined). In addition, our U.S. Treasury position was increased to bring it closer in line with that of the Index. In contrast, the Fund’s exposure to residential mortgages declined as their spreads tightened and, as a result, we looked for more compelling opportunities. Two areas where we increased the Fund’s exposures were in the corporate and asset-backed security sectors.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	33.4%
U.S. Treasury Obligations	26.4
Corporate Bonds	20.2
Mortgage Pass-Through Securities	12.5
Asset-Backed Securities	1.7
Commercial Mortgage-Backed Securities	1.6
Others (each less than 1.0%)	0.9
Short-Term Investment	3.3

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2010. The Fund’s composition is subject to change.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2010 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2010

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	11.61%	7.05%	5.91%	5.68%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.8%
	AmeriCredit Automobile Receivables Trust,
447	Series 2005-BM, Class A4, VAR, 0.308%, 05/06/12	445
4,158	Series 2006-BG, Class A4, 5.210%, 09/06/13	4,291
342	Series 2007-CM, Class A3B, VAR, 0.258%, 05/07/12	342
550	Series 2008-AF, Class A4, 6.960%, 10/14/14	587
330	Series 2010-1, Class A2, 0.970%, 01/15/13	330
235	Series 2010-1, Class A3, 1.660%, 03/17/14	235
	Bank of America Auto Trust,
2,500	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,560
1,015	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,024
645	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	647
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	474
1,026	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.599%, 04/25/36 (f) (i)	698
675	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	681
685	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	686
2,552	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,305
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,612
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	894
751	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.609%, 12/25/33	585
	CNH Equipment Trust,
700	Series 2008-B, Class A4A, 5.600%, 11/17/14	738
380	Series 2009-C, Class A3, 1.850%, 12/16/13	383
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.829%, 10/25/34 (f) (i)	402
480	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	335
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,118
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.329%, 12/25/36	248
	Ford Credit Auto Owner Trust,
1,531	Series 2006-B, Class A4, 5.250%, 09/15/11	1,558
819	Series 2007-B, Class A3A, 5.150%, 11/15/11	834
600	Series 2009-B, Class A3, 2.790%, 08/15/13	615
500	Series 2009-B, Class A4, 4.500%, 07/15/14	535
532	GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	429
	HFC Home Equity Loan Asset Backed Certificates,
1,709	Series 2006-1, Class A1, VAR, 0.389%, 01/20/36	1,490
1,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,026
3,332	Series 2007-3, Class APT, VAR, 1.429%, 11/20/36	3,024
630	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	646
349	Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.429%, 03/25/36	176
400	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	407
	Long Beach Mortgage Loan Trust,
554	Series 2006-8, Class 2A2, VAR, 0.319%, 09/25/36	207
1,065	Series 2006-WL2, Class 2A3, VAR, 0.429%, 01/25/36	823
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,999
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.229%, 12/26/22 (e)	10,000
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	880
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	159
570	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	504
1,170	USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,179
1,370	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,376
	Total Asset-Backed Securities (Cost $51,817)	51,487
Collateralized Mortgage Obligations — 47.1%
	Agency CMO — 33.0%
	Federal Home Loan Bank System,
2,127	Series 2000-0606, Class Y, 5.270%, 12/28/12	2,274
3,542	Series 2000-1067, Class 1, 5.300%, 06/15/12	3,746
465	Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMICS,
58		Series 11, Class D, 9.500%, 07/15/19	63
23		Series 22, Class C, 9.500%, 04/15/20	25
33		Series 23, Class F, 9.600%, 04/15/20	37
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
3		Series 47, Class F, 10.000%, 06/15/20	4
13		Series 99, Class Z, 9.500%, 01/15/21	14
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
13		Series 1065, Class J, 9.000%, 04/15/21	14
4		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	6
18		Series 1084, Class F, VAR, 1.200%, 05/15/21	19
13		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	22
32		Series 1116, Class I, 5.500%, 08/15/21	35
22		Series 1144, Class KB, 8.500%, 09/15/21	24
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	17
60		Series 1212, Class IZ, 8.000%, 02/15/22	61
34		Series 1250, Class J, 7.000%, 05/15/22	37
50		Series 1343, Class LA, 8.000%, 08/15/22	55
63		Series 1343, Class LB, 7.500%, 08/15/22	70
103		Series 1370, Class JA, VAR, 1.400%, 09/15/22	103
102		Series 1455, Class WB, IF, 4.550%, 12/15/22	94
501		Series 1466, Class PZ, 7.500%, 02/15/23	549
8		Series 1470, Class F, VAR, 2.828%, 02/15/23	8
596		Series 1498, Class I, VAR, 1.400%, 04/15/23	597
742		Series 1502, Class PX, 7.000%, 04/15/23	778
96		Series 1505, Class Q, 7.000%, 05/15/23	105
239		Series 1518, Class G, IF, 8.804%, 05/15/23	257
78		Series 1541, Class M, HB, IF, 20.297%, 07/15/23	110
214		Series 1541, Class O, VAR, 3.720%, 07/15/23	213
21		Series 1570, Class F, VAR, 3.328%, 08/15/23	20
751		Series 1573, Class PZ, 7.000%, 09/15/23	819
479		Series 1591, Class PV, 6.250%, 10/15/23	516
39		Series 1595, Class D, 7.000%, 10/15/13	42
122		Series 1596, Class D, 6.500%, 10/15/13	122
27		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	35
26		Series 1607, Class SA, IF, 18.187%, 10/15/13	30
2,014		Series 1608, Class L, 6.500%, 09/15/23	2,197
642		Series 1609, Class LG, IF, 16.792%, 11/15/23	768
37		Series 1611, Class JA, VAR, 1.625%, 08/15/23	37
35		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	36
856		Series 1638, Class H, 6.500%, 12/15/23	933
903		Series 1642, Class PJ, 6.000%, 11/15/23	968
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	17
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	27
319		Series 1695, Class EB, 7.000%, 03/15/24	351
60		Series 1699, Class FC, VAR, 0.850%, 03/15/24	60
289		Series 1700, Class GA, PO, 02/15/24	256
885		Series 1706, Class K, 7.000%, 03/15/24	962
28		Series 1709, Class FA, VAR, 2.810%, 03/15/24	28
72		Series 1745, Class D, 7.500%, 08/15/24	79
2,368		Series 1760, Class ZD, VAR, 3.160%, 02/15/24	2,367
751		Series 1798, Class F, 5.000%, 05/15/23	777
11		Series 1807, Class G, 9.000%, 10/15/20	12
210		Series 1829, Class ZB, 6.500%, 03/15/26	229
27		Series 1844, Class E, 6.500%, 10/15/13	29
215		Series 1863, Class Z, 6.500%, 07/15/26	232
39		Series 1865, Class D, PO, 02/15/24	24
132		Series 1890, Class H, 7.500%, 09/15/26	138
416		Series 1899, Class ZE, 8.000%, 09/15/26	461
22		Series 1935, Class FL, VAR, 0.950%, 02/15/27	22
292		Series 1963, Class Z, 7.500%, 01/15/27	292
46		Series 1970, Class PG, 7.250%, 07/15/27	50
441		Series 1981, Class Z, 6.000%, 05/15/27	472
204		Series 1987, Class PE, 7.500%, 09/15/27	226
452		Series 2019, Class Z, 6.500%, 12/15/27	497
139		Series 2025, Class PE, 6.300%, 01/15/13	139
152		Series 2033, Class SN, HB, IF, 23.222%, 03/15/24	81
421		Series 2038, Class PN, IO, 7.000%, 03/15/28	59
775		Series 2040, Class PE, 7.500%, 03/15/28	881
158		Series 2043, Class CJ, 6.500%, 04/15/28	169
597		Series 2054, Class PV, 7.500%, 05/15/28	640
230		Series 2055, Class OE, 6.500%, 05/15/13	238
1,286		Series 2075, Class PH, 6.500%, 08/15/28	1,398
1,446		Series 2075, Class PM, 6.250%, 08/15/28	1,565
662		Series 2086, Class GB, 6.000%, 09/15/28	715
532		Series 2089, Class PJ, IO, 7.000%, 10/15/28	97
2,206		Series 2095, Class PE, 6.000%, 11/15/28	2,399
570		Series 2102, Class TC, 6.000%, 12/15/13	606
379		Series 2102, Class TU, 6.000%, 12/15/13	403

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,492	Series 2115, Class PE, 6.000%, 01/15/14	1,579
713	Series 2125, Class JZ, 6.000%, 02/15/29	770
138	Series 2132, Class SB, HB, IF, 29.559%, 03/15/29	190
96	Series 2134, Class PI, IO, 6.500%, 03/15/19	13
41	Series 2135, Class UK, IO, 6.500%, 03/15/14	3
666	Series 2136, Class PG, 6.000%, 03/15/29	726
71	Series 2141, Class IO, IO, 7.000%, 04/15/29	13
156	Series 2163, Class PC, IO, 7.500%, 06/15/29	30
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,658
918	Series 2172, Class QC, 7.000%, 07/15/29	996
920	Series 2176, Class OJ, 7.000%, 08/15/29	972
34	Series 2189, Class SA, IF, 17.917%, 02/15/28	36
455	Series 2201, Class C, 8.000%, 11/15/29	504
362	Series 2209, Class TC, 8.000%, 01/15/30	406
576	Series 2210, Class Z, 8.000%, 01/15/30	617
154	Series 2224, Class CB, 8.000%, 03/15/30	169
391	Series 2230, Class Z, 8.000%, 04/15/30	429
306	Series 2234, Class PZ, 7.500%, 05/15/30	337
248	Series 2247, Class Z, 7.500%, 08/15/30	277
368	Series 2256, Class MC, 7.250%, 09/15/30	402
758	Series 2259, Class ZM, 7.000%, 10/15/30	826
27	Series 2261, Class ZY, 7.500%, 10/15/30	29
92	Series 2262, Class Z, 7.500%, 10/15/30	98
774	Series 2271, Class PC, 7.250%, 12/15/30	782
1,555	Series 2283, Class K, 6.500%, 12/15/23	1,711
444	Series 2296, Class PD, 7.000%, 03/15/31	475
133	Series 2306, Class K, PO, 05/15/24	115
315	Series 2306, Class SE, IF, IO, 6.940%, 05/15/24	49
435	Series 2313, Class LA, 6.500%, 05/15/31	477
987	Series 2325, Class PM, 7.000%, 06/15/31	1,099
1,963	Series 2344, Class QG, 6.000%, 08/15/16	2,109
5,234	Series 2344, Class ZD, 6.500%, 08/15/31	5,741
445	Series 2344, Class ZJ, 6.500%, 08/15/31	488
418	Series 2345, Class NE, 6.500%, 08/15/31	455
552	Series 2345, Class PQ, 6.500%, 08/15/16	598
600	Series 2351, Class PZ, 6.500%, 08/15/31	659
4,924	Series 2353, Class AZ, 6.000%, 09/15/31	5,354
726	Series 2353, Class TD, 6.000%, 09/15/16	783
600	Series 2355, Class BP, 6.000%, 09/15/16	648
344	Series 2359, Class PM, 6.000%, 09/15/16	369
1,609	Series 2359, Class ZB, 8.500%, 06/15/31	1,838
1,095	Series 2360, Class PG, 6.000%, 09/15/16	1,166
264	Series 2363, Class PF, 6.000%, 09/15/16	282
498	Series 2366, Class MD, 6.000%, 10/15/16	532
860	Series 2367, Class ME, 6.500%, 10/15/31	940
1,870	Series 2391, Class QR, 5.500%, 12/15/16	2,000
411	Series 2391, Class VQ, 6.000%, 10/15/12	427
680	Series 2394, Class MC, 6.000%, 12/15/16	734
1,466	Series 2396, Class FM, VAR, 0.681%, 12/15/31	1,460
1,063	Series 2399, Class OH, 6.500%, 01/15/32	1,166
1,680	Series 2399, Class TH, 6.500%, 01/15/32	1,842
1,517	Series 2410, Class NG, 6.500%, 02/15/32	1,665
474	Series 2410, Class OE, 6.375%, 02/15/32	513
1,197	Series 2410, Class QS, IF, 18.900%, 02/15/32	1,568
425	Series 2410, Class QX, IF, IO, 8.419%, 02/15/32	67
1,362	Series 2412, Class SP, IF, 15.639%, 02/15/32	1,595
2,083	Series 2420, Class XK, 6.500%, 02/15/32	2,285
1,018	Series 2423, Class MC, 7.000%, 03/15/32	1,124
972	Series 2423, Class MT, 7.000%, 03/15/32	1,073
634	Series 2425, Class OB, 6.000%, 03/15/17	686
2,430	Series 2430, Class WF, 6.500%, 03/15/32	2,668
1,356	Series 2434, Class TC, 7.000%, 04/15/32	1,502
565	Series 2435, Class CJ, 6.500%, 04/15/32	628
1,984	Series 2435, Class VH, 6.000%, 07/15/19	2,100
1,198	Series 2436, Class MC, 7.000%, 04/15/32	1,328
875	Series 2444, Class ES, IF, IO, 7.719%, 03/15/32	123
546	Series 2450, Class GZ, 7.000%, 05/15/32	595
700	Series 2450, Class SW, IF, IO, 7.769%, 03/15/32	94
3,941	Series 2455, Class GK, 6.500%, 05/15/32	4,322
472	Series 2458, Class QE, 5.500%, 06/15/17	505
1,620	Series 2460, Class VZ, 6.000%, 11/15/29	1,654
1,201	Series 2462, Class JG, 6.500%, 06/15/32	1,309
3,601	Series 2464, Class SI, IF, IO, 7.769%, 02/15/32	507
1,363	Series 2466, Class PG, 6.500%, 04/15/32	1,463
942	Series 2466, Class PH, 6.500%, 06/15/32	1,046
1,341	Series 2474, Class NR, 6.500%, 07/15/32	1,474
215	Series 2480, Class PV, 6.000%, 07/15/11	223
1,704	Series 2484, Class LZ, 6.500%, 07/15/32	1,858
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,468
234	Series 2503, Class BH, 5.500%, 09/15/17	251
1,159	Series 2508, Class AQ, 5.500%, 10/15/17	1,243
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,227
427	Series 2513, Class TG, 6.000%, 02/15/32	446
647	Series 2513, Class YO, PO, 02/15/32	632
1,842	Series 2515, Class DE, 4.000%, 03/15/32	1,915

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
889	Series 2518, Class PX, 5.500%, 09/15/13	950
135	Series 2519, Class BT, 8.500%, 09/15/31	141
40	Series 2521, Class PU, 5.500%, 05/15/10	40
198	Series 2527, Class VU, 5.500%, 10/15/13	198
1,176	Series 2535, Class BK, 5.500%, 12/15/22	1,271
2,260	Series 2537, Class TE, 5.500%, 12/15/17	2,431
164	Series 2541, Class GX, 5.500%, 02/15/17	165
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,205
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,674
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,766
3,320	Series 2563, Class PK, IO, 5.500%, 03/15/31	94
550	Series 2565, Class MB, 6.000%, 05/15/30	569
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,613
315	Series 2571, Class SK, HB, IF, 33.505%, 09/15/23	473
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,105
1,126	Series 2586, Class WI, IO, 6.500%, 03/15/33	207
2,000	Series 2587, Class WX, 5.000%, 03/15/18	2,145
1,735	Series 2591, Class WI, IO, 5.500%, 02/15/30	69
131	Series 2594, Class VA, 6.000%, 03/15/14	131
3,467	Series 2594, Class VQ, 6.000%, 08/15/20	3,651
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,477
1,475	Series 2597, Class DS, IF, IO, 7.319%, 02/15/33	69
2,766	Series 2599, Class DS, IF, IO, 6.769%, 02/15/33	151
3,871	Series 2610, Class DS, IF, IO, 6.869%, 03/15/33	272
3,768	Series 2611, Class SH, IF, IO, 7.419%, 10/15/21	248
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,194
3,315	Series 2617, Class AK, 4.500%, 05/15/18	3,431
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,793
187	Series 2619, Class HR, 3.500%, 11/15/31	191
566	Series 2619, Class IM, IO, 5.000%, 10/15/21	29
223	Series 2624, Class IU, IO, 5.000%, 06/15/33	12
5,719	Series 2626, Class NS, IF, IO, 6.319%, 06/15/23	640
856	Series 2628, Class WA, 4.000%, 07/15/28	889
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,388
1,518	Series 2636, Class Z, 4.500%, 06/15/18	1,600
1,527	Series 2637, Class SA, IF, IO, 5.869%, 06/15/18	138
169	Series 2638, Class DS, IF, 8.369%, 07/15/23	174
1,298	Series 2638, Class SA, IF, IO, 6.869%, 11/15/16	67
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	163
3,770	Series 2640, Class UP, IO, 5.000%, 01/15/32	468
325	Series 2640, Class UR, IO, 4.500%, 08/15/17	10
240	Series 2643, Class HI, IO, 4.500%, 12/15/16	6
7,703	Series 2645, Class BI, IO, 4.500%, 02/15/18	557
1,265	Series 2650, Class PO, PO, 12/15/32	1,117
4,345	Series 2650, Class SO, PO, 12/15/32	3,837
2,582	Series 2651, Class VZ, 4.500%, 07/15/18	2,720
749	Series 2656, Class SH, HB, IF, 20.908%, 02/15/25	815
339	Series 2663, Class EO, PO, 08/15/33	285
2,814	Series 2668, Class SB, IF, 6.995%, 10/15/15	2,928
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,012
521	Series 2672, Class SJ, IF, 6.951%, 09/15/16	540
5,760	Series 2675, Class CK, 4.000%, 09/15/18	5,986
2,393	Series 2682, Class YS, IF, 8.657%, 10/15/33	2,220
104	Series 2683, Class VA, 5.500%, 02/15/21	107
16,500	Series 2684, Class PO, PO, 01/15/33	13,006
3,014	Series 2684, Class TO, PO, 10/15/33	2,311
641	Series 2686, Class GB, 5.000%, 05/15/20	666
1,735	Series 2686, Class NS, IF, IO, 7.369%, 10/15/21	129
704	Series 2690, Class SJ, IF, 8.804%, 10/15/33	642
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,611
1,706	Series 2691, Class WS, IF, 8.654%, 10/15/33	1,548
838	Series 2692, Class SC, IF, 12.825%, 07/15/33	923
1,892	Series 2695, Class DE, 4.000%, 01/15/17	1,974
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,244
639	Series 2695, Class OB, PO, 10/15/33	437
511	Series 2696, Class CO, PO, 10/15/18	451
250	Series 2696, Class SM, IF, 13.739%, 12/15/26	265
358	Series 2700, Class S, IF, 8.654%, 11/15/33	324
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,285
1,090	Series 2705, Class SC, IF, 8.654%, 11/15/33	994
2,058	Series 2705, Class SD, IF, 8.703%, 11/15/33	1,927
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,837
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,126
1,637	Series 2720, Class PC, 5.000%, 12/15/23	1,750
7,722	Series 2727, Class BS, IF, 8.729%, 01/15/34	7,070
269	Series 2727, Class PO, PO, 01/15/34	224
537	Series 2739, Class S, IF, 11.539%, 01/15/34	535
1,020	Series 2744, Class FE, VAR, 0.000%, 02/15/34	995
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,864
3,332	Series 2744, Class TU, 5.500%, 05/15/32	3,423
2,071	Series 2751, Class BA, 4.000%, 10/15/18	2,146

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
789	Series 2753, Class S, IF, 11.539%, 02/15/34	787
2,379	Series 2755, Class PA, PO, 02/15/29	2,298
1,862	Series 2755, Class SA, IF, 13.739%, 05/15/30	2,069
1,103	Series 2762, Class LO, PO, 03/15/34	905
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,060
628	Series 2766, Class SX, IF, 15.814%, 03/15/34	628
578	Series 2769, Class PO, PO, 03/15/34	501
455	Series 2771, Class FG, VAR, 0.000%, 03/15/34	398
1,669	Series 2776, Class SK, IF, 8.729%, 04/15/34	1,557
1,506	Series 2777, Class OM, PO, 12/15/32	1,267
176	Series 2777, Class SX, IF, 11.862%, 04/15/34	173
388	Series 2778, Class BS, IF, 15.173%, 04/15/34	397
4,416	Series 2778, Class US, IF, IO, 6.969%, 06/15/33	319
677	Series 2780, Class JG, 4.500%, 04/15/19	706
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,316
1,742	Series 2809, Class UB, 4.000%, 09/15/17	1,806
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,689
735	Series 2812, Class NO, PO, 10/15/33	534
196	Series 2827, Class SQ, IF, 7.500%, 01/15/19	207
1,962	Series 2827, Class XO, PO, 01/15/23	1,726
337	Series 2835, Class QO, PO, 12/15/32	284
1,839	Series 2840, Class JO, PO, 06/15/23	1,630
362	Series 2841, Class YA, 5.500%, 07/15/27	365
1,834	Series 2850, Class SN, IF, IO, 6.919%, 09/15/18	143
928	Series 2870, Class KC, 4.250%, 05/15/18	964
3,000	Series 2872, Class JE, 4.500%, 02/15/18	3,151
717	Series 2890, Class DO, PO, 11/15/34	610
1,073	Series 2925, Class MW, VAR, 0.000%, 01/15/35	1,063
2,593	Series 2934, Class EC, PO, 02/15/20	2,330
441	Series 2934, Class EN, PO, 02/15/18	424
2,161	Series 2934, Class HI, IO, 5.000%, 02/15/20	273
2,111	Series 2934, Class KI, IO, 5.000%, 02/15/20	264
200	Series 2949, Class GU, HB, IF, 46.984%, 03/15/35	218
856	Series 2958, Class QD, 4.500%, 04/15/20	906
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,611
8,562	Series 2971, Class GB, 5.000%, 11/15/16	8,942
856	Series 2971, Class GC, 5.000%, 07/15/18	910
624	Series 2975, Class KO, PO, 05/15/35	569
867	Series 2989, Class PO, PO, 06/15/23	771
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,372
398	Series 3007, Class AI, IO, 5.500%, 07/15/24	40
339	Series 3014, Class OD, PO, 08/15/35	257
294	Series 3022, Class OH, PO, 08/15/35	291
469	Series 3044, Class VO, PO, 10/15/35	368
4,561	Series 3047, Class OB, 5.500%, 12/15/33	4,881
944	Series 3047, Class OD, 5.500%, 10/15/35	995
1,744	Series 3049, Class XF, VAR, 0.581%, 05/15/33	1,713
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,259
2,141	Series 3064, Class OB, 5.500%, 07/15/29	2,263
844	Series 3068, Class AO, PO, 01/15/35	803
395	Series 3068, Class MO, PO, 01/15/23	376
1,978	Series 3068, Class QB, 4.500%, 06/15/20	2,088
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,236
2,857	Series 3100, Class MA, VAR, 4.071%, 12/15/35 (f) (i)	2,614
648	Series 3102, Class HS, HB, IF, 23.721%, 01/15/36	882
2,883	Series 3117, Class EO, PO, 02/15/36	2,389
1,974	Series 3117, Class OK, PO, 02/15/36	1,669
1,003	Series 3118, Class DM, 5.000%, 02/15/24	1,002
115	Series 3122, Class ZB, 6.000%, 03/15/36	111
684	Series 3134, Class PO, PO, 03/15/36	582
3,472	Series 3138, Class PO, PO, 04/15/36	2,947
238	Series 3149, Class SO, PO, 05/15/36	207
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,213
1,410	Series 3152, Class MO, PO, 03/15/36	1,136
846	Series 3158, Class LX, VAR, 0.000%, 05/15/36	809
343	Series 3171, Class MO, PO, 06/15/36	293
3,921	Series 3179, Class OA, PO, 07/15/36	3,303
2,464	Series 3194, Class SA, IF, IO, 6.869%, 07/15/36	254
2,001	Series 3211, Class SO, PO, 09/15/36	1,679
1,166	Series 3218, Class AO, PO, 09/15/36	1,045
4,449	Series 3219, Class DI, IO, 6.000%, 04/15/36	630
4,029	Series 3232, Class ST, IF, IO, 6.469%, 10/15/36	539
1,321	Series 3233, Class OP, PO, 05/15/36	1,104
1,286	Series 3256, Class PO, PO, 12/15/36	1,134
3,743	Series 3260, Class CS, IF, IO, 5.909%, 01/15/37	382
1,430	Series 3261, Class OA, PO, 01/15/37	1,246
2,043	Series 3274, Class JO, PO, 02/15/37	1,656
1,104	Series 3275, Class FL, VAR, 0.671%, 02/15/37	1,081
4,786	Series 3290, Class SB, IF, IO, 6.219%, 03/15/37	379
674	Series 3318, Class AO, PO, 05/15/37	577
2,408	Series 3331, Class PO, PO, 06/15/37	1,966
2,200	Series 3334, Class MC, 5.000%, 04/15/33	2,327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,423		Series 3387, Class SA, IF, IO, 6.189%, 11/15/37	407
4,553		Series 3404, Class SC, IF, IO, 5.769%, 01/15/38	419
20,818		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	402
4,393		Series 3424, Class PI, IF, IO, 6.569%, 04/15/38	460
16,899		Series 3430, Class AI, IO, 1.417%, 09/15/12	343
11,507		Series 3437, Class AI, IO, 1.335%, 09/15/11	130
4,090		Series 3481, Class SJ, IF, IO, 5.619%, 08/15/38	325
9,232		Series 3505, Class SA, IF, IO, 5.769%, 01/15/39	880
10,527		Series 3511, Class SA, IF, IO, 5.769%, 02/15/39	1,004
1,000		Series 3607, Class BO, PO, 04/15/36	641
962		Series 3611, Class PO, PO, 07/15/34	827
		Federal Home Loan Mortgage Corp. STRIPS,
6		Series 134, Class B, IO, 9.000%, 04/01/22	1
6,057		Series 233, Class 11, IO, 5.000%, 09/15/35	1,216
8,613		Series 233, Class 13, IO, 5.000%, 09/15/35	1,645
1,673		Series 243, Class 16, IO, 4.500%, 11/15/20	167
3,639		Series 243, Class 17, IO, 4.500%, 12/15/20	356
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
784		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	883
493		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	556
2,538		Series T-54, Class 2A, 6.500%, 02/25/43	2,741
855		Series T-54, Class 3A, 7.000%, 02/25/43	945
371		Series T-58, Class APO, PO, 09/25/43	318
867		Series T-59, Class 1AP, PO, 10/25/43	741
3,255		Series T-76, Class 2A, VAR, 4.845%, 10/25/37	3,330
		Federal National Mortgage Association Grantor Trust,
1,315		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,418
1,277		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,392
		Federal National Mortgage Association REMICS,
14		Series 1988-7, Class Z, 9.250%, 04/25/18	15
35		Series 1989-70, Class G, 8.000%, 10/25/19	39
12		Series 1989-78, Class H, 9.400%, 11/25/19	14
21		Series 1989-83, Class H, 8.500%, 11/25/19	23
21		Series 1989-89, Class H, 9.000%, 11/25/19	23
20		Series 1990-1, Class D, 8.800%, 01/25/20	23
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
7		Series 1990-63, Class H, 9.500%, 06/25/20	8
6		Series 1990-93, Class G, 5.500%, 08/25/20	7
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
34		Series 1990-102, Class J, 6.500%, 08/25/20	37
50		Series 1990-120, Class H, 9.000%, 10/25/20	58
4		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
21		Series 1991-24, Class Z, 5.000%, 03/25/21	22
2		Series 1992-38, Class Z, 7.500%, 02/25/22	2
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
99		Series 1992-136, Class PK, 6.000%, 08/25/22	107
85		Series 1992-143, Class MA, 5.500%, 09/25/22	92
221		Series 1992-163, Class M, 7.750%, 09/25/22	252
402		Series 1992-188, Class PZ, 7.500%, 10/25/22	443
162		Series 1993-21, Class KA, 7.700%, 03/25/23	185
234		Series 1993-25, Class J, 7.500%, 03/25/23	257
63		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	77
98		Series 1993-62, Class SA, IF, 16.268%, 04/25/23	120
51		Series 1993-165, Class SD, IF, 10.978%, 09/25/23	61
110		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	134
142		Series 1993-167, Class GA, 7.000%, 09/25/23	147
74		Series 1993-179, Class SB, HB, IF, 21.752%, 10/25/23	102
49		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	63
253		Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	252
140		Series 1993-205, Class H, PO, 09/25/23	120
215		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	252
202		Series 1993-225, Class UB, 6.500%, 12/25/23	216
61		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	61
211		Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	212
98		Series 1993-247, Class SU, IF, 11.122%, 12/25/23	115
359		Series 1993-250, Class Z, 7.000%, 12/25/23	387

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,048		Series 1993-257, Class C, PO, 06/25/23	1,064
839		Series 1994-37, Class L, 6.500%, 03/25/24	914
4,129		Series 1994-40, Class Z, 6.500%, 03/25/24	4,555
150		Series 1995-2, Class Z, 8.500%, 01/25/25	168
269		Series 1995-19, Class Z, 6.500%, 11/25/23	290
861		Series 1996-14, Class SE, IF, IO, 7.090%, 08/25/23	134
31		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	30
79		Series 1996-59, Class J, 6.500%, 08/25/22	87
824		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	41
56		Series 1997-27, Class J, 7.500%, 04/18/27	61
92		Series 1997-29, Class J, 7.500%, 04/20/27	103
602		Series 1997-39, Class PD, 7.500%, 05/20/27	672
265		Series 1997-42, Class EN, 7.250%, 07/18/27	282
90		Series 1997-42, Class ZC, 6.500%, 07/18/27	100
—	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,262		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,346
253		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	53
37		Series 1998-4, Class C, PO, 04/25/23	32
882		Series 1998-36, Class ZB, 6.000%, 07/18/28	965
296		Series 1998-43, Class SA, IF, IO, 14.973%, 04/25/23	92
478		Series 1998-66, Class SB, IF, IO, 7.921%, 12/25/28	82
252		Series 1999-17, Class C, 6.350%, 04/25/29	277
1,524		Series 1999-18, Class Z, 5.500%, 04/18/29	1,647
531		Series 1999-38, Class SK, IF, IO, 7.821%, 08/25/23	55
138		Series 1999-52, Class NS, HB, IF, 22.739%, 10/25/23	186
357		Series 1999-62, Class PB, 7.500%, 12/18/29	394
1,110		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,225
537		Series 2000-20, Class SA, IF, IO, 8.869%, 07/25/30	107
88		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	19
450		Series 2001-4, Class PC, 7.000%, 03/25/21	505
284		Series 2001-5, Class OW, 6.000%, 03/25/16	300
330		Series 2001-7, Class PF, 7.000%, 03/25/31	367
1,463		Series 2001-7, Class PR, 6.000%, 03/25/16	1,561
1,545		Series 2001-10, Class PR, 6.000%, 04/25/16	1,644
884		Series 2001-30, Class PM, 7.000%, 07/25/31	984
627		Series 2001-31, Class VD, 6.000%, 05/25/31	645
1,448		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	255
834		Series 2001-36, Class DE, 7.000%, 08/25/31	928
1,868		Series 2001-44, Class MY, 7.000%, 09/25/31	2,078
337		Series 2001-44, Class PD, 7.000%, 09/25/31	374
384		Series 2001-44, Class PU, 7.000%, 09/25/31	427
3,390		Series 2001-48, Class Z, 6.500%, 09/25/21	3,764
336		Series 2001-49, Class Z, 6.500%, 09/25/31	371
265		Series 2001-52, Class KB, 6.500%, 10/25/31	292
44		Series 2001-52, Class XM, 6.500%, 11/25/10	44
942		Series 2001-52, Class XN, 6.500%, 11/25/15	1,027
2,987		Series 2001-61, Class Z, 7.000%, 11/25/31	3,321
424		Series 2001-71, Class MB, 6.000%, 12/25/16	458
954		Series 2001-71, Class QE, 6.000%, 12/25/16	1,029
222		Series 2001-72, Class SX, IF, 16.933%, 12/25/31	251
1,267		Series 2001-74, Class MB, 6.000%, 12/25/16	1,375
771		Series 2001-80, Class PE, 6.000%, 07/25/29	806
305		Series 2002-1, Class HC, 6.500%, 02/25/22	337
318		Series 2002-1, Class SA, HB, IF, 24.444%, 02/25/32	403
211		Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	279
1,156		Series 2002-2, Class UC, 6.000%, 02/25/17	1,241
3,156		Series 2002-3, Class OG, 6.000%, 02/25/17	3,405
681		Series 2002-7, Class OG, 6.000%, 03/25/17	735
2,311		Series 2002-7, Class TG, 6.000%, 03/25/17	2,492
687		Series 2002-10, Class SB, IF, 18.651%, 03/25/17	803
1,054		Series 2002-11, Class QG, 5.500%, 03/25/17	1,125
2,667		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	118
46		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	55
4,676		Series 2002-18, Class PC, 5.500%, 04/25/17	4,944
734		Series 2002-19, Class PE, 6.000%, 04/25/17	792
133		Series 2002-21, Class LO, PO, 04/25/32	114
1,157		Series 2002-21, Class PE, 6.500%, 04/25/32	1,270
1,295		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,410
505		Series 2002-25, Class SG, IF, 18.771%, 05/25/17	592
2,672		Series 2002-28, Class PK, 6.500%, 05/25/32	2,944
796		Series 2002-37, Class Z, 6.500%, 06/25/32	877
803		Series 2002-42, Class C, 6.000%, 07/25/17	879
3,767		Series 2002-48, Class GH, 6.500%, 11/25/32	4,132
674		Series 2002-55, Class QE, 5.500%, 09/25/17	725

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,472	Series 2002-56, Class UC, 5.500%, 09/25/17	8,002
1,280	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,364
771	Series 2002-63, Class KC, 5.000%, 10/25/17	819
304	Series 2002-74, Class LD, 5.000%, 01/25/16	304
1,003	Series 2002-77, Class S, IF, 14.064%, 12/25/32	1,071
2,616	Series 2002-81, Class JO, PO, 04/25/32	2,392
1,685	Series 2002-83, Class CS, 6.881%, 08/25/23	1,870
198	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	15
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,367
2,000	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,135
37	Series 2003-8, Class SB, IF, IO, 7.421%, 03/25/16	—	(h)
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,482
675	Series 2003-27, Class DW, 4.500%, 04/25/17	704
3,727	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	688
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,915
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,655
172	Series 2003-35, Class UC, 3.750%, 05/25/33	178
536	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	108
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,414
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,053
735	Series 2003-42, Class GB, 4.000%, 05/25/33	758
3,294	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	204
753	Series 2003-47, Class PE, 5.750%, 06/25/33	808
809	Series 2003-52, Class SX, HB, IF, 22.264%, 10/25/31	1,004
176	Series 2003-60, Class NJ, 5.000%, 07/25/21	181
784	Series 2003-64, Class SX, IF, 13.178%, 07/25/33	806
102	Series 2003-65, Class CI, IO, 4.500%, 03/25/15	—	(h)
325	Series 2003-67, Class VQ, 7.000%, 01/25/19	338
225	Series 2003-68, Class QP, 3.000%, 07/25/22	230
1,744	Series 2003-71, Class DS, IF, 7.162%, 08/25/33	1,496
2,035	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	233
4,046	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	578
2,683	Series 2003-73, Class GA, 3.500%, 05/25/31	2,753
469	Series 2003-74, Class SH, IF, 9.758%, 08/25/33	437
1,663	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,748
6,155	Series 2003-80, Class SY, IF, IO, 7.421%, 06/25/23	681
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,427
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,535
2,628	Series 2003-86, Class KR, 4.500%, 09/25/16	2,719
973	Series 2003-91, Class SD, IF, 12.119%, 09/25/33	984
284	Series 2003-92, Class SH, IF, 9.220%, 09/25/18	287
2,260	Series 2003-106, Class US, IF, 8.732%, 11/25/23	2,136
302	Series 2003-106, Class WS, IF, 9.284%, 02/25/23	300
357	Series 2003-113, Class PC, 4.000%, 03/25/15	360
4,457	Series 2003-116, Class SB, IF, IO, 7.371%, 11/25/33	633
5,137	Series 2003-117, Class JB, 3.500%, 06/25/33	5,172
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,615
1,091	Series 2003-128, Class KE, 4.500%, 01/25/14	1,143
856	Series 2003-128, Class NG, 4.000%, 01/25/19	882
759	Series 2003-130, Class SX, IF, 11.177%, 01/25/34	794
677	Series 2003-132, Class OA, PO, 08/25/33	585
3,700	Series 2004-4, Class QI, IF, IO, 6.871%, 06/25/33	423
350	Series 2004-4, Class QM, IF, 13.743%, 06/25/33	394
1,942	Series 2004-10, Class SC, HB, IF, 27.685%, 02/25/34	2,548
1,988	Series 2004-14, Class SD, IF, 8.732%, 03/25/34	1,808
1,655	Series 2004-21, Class CO, PO, 04/25/34	1,034
540	Series 2004-22, Class A, 4.000%, 04/25/19	553
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,217
3,517	Series 2004-25, Class SA, IF, 18.896%, 04/25/34	4,095
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	7,872
753	Series 2004-36, Class PC, 5.500%, 02/25/34	811
3,033	Series 2004-36, Class SA, IF, 18.896%, 05/25/34	3,519
1,362	Series 2004-36, Class SN, IF, 13.743%, 07/25/33	1,539
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,462
5,095	Series 2004-46, Class HS, IF, IO, 5.771%, 05/25/30	329

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,433	Series 2004-46, Class QB, HB, IF, 23.085%, 05/25/34	1,711
4,767	Series 2004-46, Class SK, IF, 15.871%, 05/25/34	5,271
1,152	Series 2004-51, Class SY, IF, 13.783%, 07/25/34	1,289
942	Series 2004-53, Class NC, 5.500%, 07/25/24	1,009
2,270	Series 2004-59, Class BG, PO, 12/25/32	1,895
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	265
1,866	Series 2004-70, Class JA, 4.500%, 10/25/19	1,906
793	Series 2004-76, Class CL, 4.000%, 10/25/19	822
1,490	Series 2004-79, Class SP, IF, 19.171%, 11/25/34	1,728
377	Series 2004-81, Class AC, 4.000%, 11/25/19	390
806	Series 2004-92, Class JO, PO, 12/25/34	800
1,027	Series 2005-28, Class JA, 5.000%, 04/25/35	1,030
405	Series 2005-47, Class AN, 5.000%, 12/25/16	415
1,094	Series 2005-52, Class PA, 6.500%, 06/25/35	1,189
4,858	Series 2005-56, Class S, IF, IO, 6.481%, 07/25/35	617
1,665	Series 2005-59, Class PC, 5.500%, 03/25/31	1,771
804	Series 2005-66, Class SG, IF, 16.803%, 07/25/35	946
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,414
3,819	Series 2005-68, Class PG, 5.500%, 08/25/35	4,118
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,048
1,660	Series 2005-74, Class CS, IF, 19.391%, 05/25/35	1,987
17,963	Series 2005-84, Class XM, 5.750%, 10/25/35	19,538
844	Series 2005-98, Class GO, PO, 11/25/35	693
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,729
15,394	Series 2005-110, Class GJ, 5.500%, 11/25/30	16,327
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,586
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,533
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,206
2,756	Series 2005-116, Class PB, 6.000%, 04/25/34	2,984
3,000	Series 2005-118, Class PN, 6.000%, 01/25/32	3,256
371	Series 2005-123, Class LO, PO, 01/25/36	337
1,305	Series 2006-15, Class OT, PO, 01/25/36	1,180
1,425	Series 2006-16, Class OA, PO, 03/25/36	1,213
1,403	Series 2006-22, Class AO, PO, 04/25/36	1,127
627	Series 2006-23, Class KO, PO, 04/25/36	526
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,365
564	Series 2006-42, Class CF, VAR, 0.679%, 06/25/36	558
3,671	Series 2006-44, Class GO, PO, 06/25/36	2,976
10,230	Series 2006-44, Class P, PO, 12/25/33	8,322
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,138
551	Series 2006-53, Class JO, PO, 06/25/36	491
8,328	Series 2006-53, Class US, IF, IO, 6.351%, 06/25/36	1,046
2,357	Series 2006-56, Class PO, PO, 07/25/36	1,937
4,281	Series 2006-58, Class AP, PO, 07/25/36	3,545
512	Series 2006-58, Class FL, VAR, 0.689%, 07/25/36	507
1,645	Series 2006-58, Class PO, PO, 07/25/36	1,339
4,046	Series 2006-59, Class QO, PO, 01/25/33	3,422
2,537	Series 2006-60, Class DZ, 6.500%, 07/25/36	2,827
2,476	Series 2006-65, Class QO, PO, 07/25/36	2,041
1,930	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	220
709	Series 2006-72, Class TO, PO, 08/25/36	576
6,205	Series 2006-77, Class PC, 6.500%, 08/25/36	6,894
2,063	Series 2006-79, Class DO, PO, 08/25/36	1,698
1,261	Series 2006-90, Class AO, PO, 09/25/36	1,040
637	Series 2006-109, Class PO, PO, 11/25/36	537
7,309	Series 2006-110, Class PO, PO, 11/25/36	5,954
624	Series 2006-111, Class EO, PO, 11/25/36	542
3,293	Series 2006-118, Class A2, VAR, 0.289%, 12/25/36	3,216
1,368	Series 2006-119, Class PO, PO, 12/25/36	1,128
10,000	Series 2006-124, Class HB, VAR, 6.027%, 11/25/36	10,580
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,060
3,229	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	524
12,477	Series 2007-7, Class SG, IF, IO, 6.271%, 08/25/36	1,025
13,029	Series 2007-14, Class ES, IF, IO, 6.211%, 03/25/37	1,235
776	Series 2007-15, Class NO, PO, 03/25/22	696
7,765	Series 2007-16, Class FC, VAR, 0.979%, 03/25/37	7,327
1,293	Series 2007-42, Class AO, PO, 05/25/37	1,148
1,469	Series 2007-48, Class PO, PO, 05/25/37	1,249
6,495	Series 2007-54, Class FA, VAR, 0.629%, 06/25/37	6,441
17,927	Series 2007-60, Class AX, IF, IO, 6.921%, 07/25/37	2,731
1,344	Series 2007-77, Class FG, VAR, 0.729%, 03/25/37	1,334
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,225
1,000		Series 2007-81, Class GE, 6.000%, 08/25/37	1,088
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,160
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,455
10,244		Series 2007-88, Class VI, IF, IO, 6.311%, 09/25/37	1,378
7,154		Series 2007-91, Class ES, IF, IO, 6.231%, 10/25/37	606
4,849		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	701
817		Series 2007-97, Class MS, IF, 14.247%, 12/25/31	865
3,235		Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	3,382
3,000		Series 2007-114, Class A6, VAR, 0.431%, 10/27/37	2,962
10,760		Series 2007-116, Class HI, IO, VAR, 6.586%, 01/25/38	681
728		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	68
7,444		Series 2008-1, Class BI, IF, IO, 5.681%, 02/25/38	635
4,938		Series 2008-10, Class XI, IF, IO, 6.001%, 03/25/38	660
6,826		Series 2008-16, Class IS, IF, IO, 5.971%, 03/25/38	805
3,740		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	361
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,068
2,938		Series 2008-27, Class SN, IF, IO, 6.671%, 04/25/38	276
16,548		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	176
2,801		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	261
1,457		Series 2008-42, Class AO, PO, 09/25/36	1,256
371		Series 2008-44, Class PO, PO, 05/25/38	324
4,520		Series 2008-47, Class SI, IF, IO, 6.271%, 06/25/23	446
6,698		Series 2008-53, Class CI, IF, IO, 6.971%, 07/25/38	777
1,149		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	98
9,834		Series 2008-80, Class SA, IF, IO, 5.621%, 09/25/38	745
5,907		Series 2008-81, Class SB, IF, IO, 5.621%, 09/25/38	462
12,121		Series 2009-6, Class GS, IF, IO, 6.321%, 02/25/39	1,161
3,767		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	385
3,134		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	328
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	635
9,994		Series 2009-99, Class SC, IF, IO, 5.951%, 12/25/39	548
4,000		Series 2009-103, Class MB, 4.000%, 12/25/39	4,188
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	20
67		Series G-28, Class S, IF, 14.850%, 09/25/21	82
56		Series G-35, Class M, 8.750%, 10/25/21	64
22		Series G-51, Class SA, HB, IF, 21.221%, 12/25/21	31
48		Series G92-15, Class Z, 7.000%, 01/25/22	49
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	4
291		Series G92-35, Class E, 7.500%, 07/25/22	324
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
35		Series G92-42, Class Z, 7.000%, 07/25/22	38
1,382		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,536
45		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	44
378		Series G92-54, Class ZQ, 7.500%, 09/25/22	423
46		Series G92-59, Class F, VAR, 2.528%, 10/25/22	46
93		Series G92-61, Class Z, 7.000%, 10/25/22	102
69		Series G92-62, Class B, PO, 10/25/22	59
310		Series G93-1, Class KA, 7.900%, 01/25/23	352
69		Series G93-5, Class Z, 6.500%, 02/25/23	76
90		Series G93-14, Class J, 6.500%, 03/25/23	98
211		Series G93-17, Class SI, IF, 6.000%, 04/25/23	221
203		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	204
51		Series G93-37, Class H, PO, 09/25/23	44
72		Series G95-1, Class C, 8.800%, 01/25/25	82
		Federal National Mortgage Association STRIPS,
8		Series 23, Class 2, IO, 10.000%, 09/01/17	2
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
34		Series 218, Class 2, IO, 7.500%, 04/01/23	6
28		Series 265, Class 2, 9.000%, 03/01/24	35
767		Series 329, Class 1, PO, 01/01/33	657
2,272		Series 339, Class 18, IO, 4.500%, 07/01/18	204
3,375		Series 339, Class 21, IO, 4.500%, 07/01/18	309

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,422	Series 339, Class 28, IO, 5.500%, 07/01/18	146
1,234	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	194
2,741	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	422
1,620	Series 355, Class 11, IO, 6.000%, 07/01/34	295
1,102	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	115
4,937	Series 365, Class 8, IO, 5.500%, 05/01/36	829
702	Series 368, Class 3, IO, 4.500%, 11/01/20	70
2,838	Series 374, Class 5, IO, 5.500%, 08/01/36	473
1,907	Series 383, Class 32, IO, 6.000%, 01/01/38	329
4,987	Series 383, Class 33, IO, 6.000%, 01/01/38	858
1,248	Series 393, Class 6, IO, 5.500%, 04/25/37	204
	Federal National Mortgage Association Whole Loan,
139	Series 2002-W5, Class A10, IF, IO, 7.871%, 11/25/30	3
1,477	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,595
534	Series 2003-W1, Class 2A, 7.500%, 12/25/42	593
249	Series 2003-W4, Class 2A, 6.500%, 10/25/42	269
460	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	501
2,534	Series 2004-W15, Class 2AF, VAR, 0.479%, 08/25/44	2,408
1,723	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,861
2,448	Series 2005-W3, Class 2AF, VAR, 0.449%, 03/25/45	2,327
2,631	Series 2006-W2, Class 1AF1, VAR, 0.449%, 02/25/36	2,543
376	Series 2007-W7, Class 1A4, HB, IF, 37.807%, 07/25/37	628
	Government National Mortgage Association,
1,071	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,161
639	Series 1994-4, Class KQ, 7.988%, 07/16/24	708
3,469	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,786
520	Series 1996-16, Class E, 7.500%, 08/16/26	548
800	Series 1997-8, Class PN, 7.500%, 05/16/27	850
186	Series 1997-11, Class D, 7.500%, 07/20/27	207
411	Series 1998-26, Class K, 7.500%, 09/17/25	446
2,307	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,506
2,057	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,235
84	Series 1999-15, Class E, 6.500%, 01/16/29	84
339	Series 1999-30, Class S, IF, IO, 8.368%, 08/16/29	48
25	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	28
429	Series 1999-40, Class ZW, 7.500%, 11/20/29	475
608	Series 1999-41, Class Z, 8.000%, 11/16/29	683
192	Series 1999-44, Class PC, 7.500%, 12/20/29	217
3,961	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,653
637	Series 1999-44, Class ZG, 8.000%, 12/20/29	703
470	Series 2000-6, Class Z, 7.500%, 02/20/30	513
246	Series 2000-9, Class Z, 8.000%, 06/20/30	271
2,619	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,906
449	Series 2000-12, Class ST, HB, IF, 38.356%, 02/16/30	798
577	Series 2000-14, Class PD, 7.000%, 02/16/30	621
156	Series 2000-16, Class ZN, 7.500%, 02/16/30	171
3,562	Series 2000-21, Class Z, 9.000%, 03/16/30	4,068
599	Series 2000-26, Class TZ, 8.500%, 09/20/30	649
169	Series 2000-26, Class Z, 7.750%, 09/20/30	186
33	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
503	Series 2000-31, Class Z, 9.000%, 10/20/30	504
147	Series 2000-34, Class SG, IF, IO, 8.301%, 10/20/30	22
281	Series 2000-35, Class ZA, 9.000%, 11/20/30	317
43	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
205	Series 2000-37, Class B, 8.000%, 12/20/30	230
113	Series 2000-38, Class AH, 7.150%, 12/20/30	127
255	Series 2001-4, Class SJ, IF, IO, 7.921%, 01/19/30	43
313	Series 2001-6, Class SD, IF, IO, 8.318%, 03/16/31	59
500	Series 2001-7, Class PK, 6.500%, 03/20/31	529
1,404	Series 2001-8, Class Z, 6.500%, 03/20/31	1,496
23	Series 2001-32, Class WA, IF, 19.553%, 07/20/31	31
362	Series 2001-35, Class SA, IF, IO, 8.018%, 08/16/31	63
305	Series 2001-36, Class S, IF, IO, 7.818%, 08/16/31	49
1,751	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,879
355	Series 2002-3, Class SP, IF, IO, 7.158%, 01/16/32	53
598	Series 2002-7, Class PG, 6.500%, 01/20/32	639
1,615	Series 2002-24, Class AG, IF, IO, 7.718%, 04/16/32	239
149	Series 2002-24, Class SB, IF, 11.577%, 04/16/32	157
3,918	Series 2002-31, Class SE, IF, IO, 7.268%, 04/16/30	546
1,187	Series 2002-40, Class UK, 6.500%, 06/20/32	1,271

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
64	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	79
4,479	Series 2002-45, Class QE, 6.500%, 06/20/32	4,843
1,661	Series 2002-47, Class PG, 6.500%, 07/16/32	1,796
2,890	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,124
83	Series 2002-51, Class SG, HB, IF, 31.509%, 04/20/31	119
2,510	Series 2002-52, Class GH, 6.500%, 07/20/32	2,716
722	Series 2002-54, Class GB, 6.500%, 08/20/32	781
804	Series 2002-70, Class AV, 6.000%, 03/20/12	838
2,256	Series 2002-70, Class PS, IF, IO, 7.471%, 08/20/32	217
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,038
273	Series 2002-79, Class KV, 6.000%, 11/20/13	274
976	Series 2002-80, Class EZ, 7.000%, 01/20/32	995
756	Series 2002-88, Class VA, 6.000%, 12/20/17	769
850	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	51
629	Series 2003-4, Class NY, 5.500%, 12/20/13	673
1,916	Series 2003-11, Class SK, IF, IO, 7.468%, 02/16/33	342
823	Series 2003-12, Class SP, IF, IO, 7.471%, 02/20/33	111
194	Series 2003-24, Class PO, PO, 03/16/33	160
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,424
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,458
753	Series 2003-46, Class MG, 6.500%, 05/20/33	831
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,544
670	Series 2003-52, Class AP, PO, 06/16/33	562
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,330
1,698	Series 2003-76, Class LS, IF, IO, 6.971%, 09/20/31	126
225	Series 2003-90, Class PO, PO, 10/20/33	191
628	Series 2003-98, Class PC, 5.000%, 02/20/29	641
2,841	Series 2003-112, Class SA, IF, IO, 6.318%, 12/16/33	274
3,000	Series 2003-112, Class TS, IF, IO, 6.721%, 10/20/32	431
8,961	Series 2004-11, Class SW, IF, IO, 5.271%, 02/20/34	833
1,257	Series 2004-15, Class SA, IF, 19.033%, 12/20/32	1,390
812	Series 2004-28, Class S, IF, 19.025%, 04/16/34	936
884	Series 2004-68, Class PO, PO, 05/20/31	848
9,944	Series 2004-68, Class SA, IF, IO, 6.571%, 05/20/31	684
368	Series 2004-73, Class AE, IF, 14.383%, 08/17/34	418
5,041	Series 2004-90, Class SI, IF, IO, 5.871%, 10/20/34	424
3,907	Series 2005-3, Class SB, IF, IO, 5.871%, 01/20/35	327
9,200	Series 2005-17, Class SL, IF, IO, 6.471%, 07/20/34	672
731	Series 2005-35, Class FL, VAR, 0.579%, 03/20/32	723
554	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	50
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	605
879	Series 2005-68, Class DP, IF, 15.883%, 06/17/35	978
11,968	Series 2005-68, Class KI, IF, IO, 6.071%, 09/20/35	1,487
1,354	Series 2005-69, Class SY, IF, IO, 6.521%, 11/20/33	168
1,958	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	227
1,080	Series 2006-16, Class OP, PO, 03/20/36	931
1,229	Series 2006-28, Class GO, PO, 03/20/35	1,129
3,835	Series 2006-38, Class SW, IF, IO, 6.271%, 06/20/36	325
3,234	Series 2006-59, Class SD, IF, IO, 6.471%, 10/20/36	296
7,232	Series 2006-65, Class SA, IF, IO, 6.571%, 11/20/36	667
3,823	Series 2007-9, Class DI, IF, IO, 6.281%, 03/20/37	372
7,903	Series 2007-17, Class JI, IF, IO, 6.578%, 04/16/37	932
847	Series 2007-17, Class JO, PO, 04/16/37	723
5,829	Series 2007-19, Class SD, IF, IO, 5.971%, 04/20/37	500
6,084	Series 2007-26, Class SC, IF, IO, 5.971%, 05/20/37	552
3,466	Series 2007-27, Class SA, IF, IO, 5.971%, 05/20/37	312
1,503	Series 2007-28, Class BO, PO, 05/20/37	1,315
659	Series 2007-35, Class TO, PO, 04/20/35	629
3,501	Series 2007-36, Class SE, IF, IO, 6.238%, 06/16/37	363
9,415	Series 2007-40, Class SB, IF, IO, 6.521%, 07/20/37	876

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,574	Series 2007-42, Class SB, IF, IO, 6.521%, 07/20/37	508
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,735
2,579	Series 2007-49, Class NO, PO, 12/20/35	2,374
5,144	Series 2007-50, Class AI, IF, IO, 6.546%, 08/20/37	502
737	Series 2007-53, Class SW, IF, 19.519%, 09/20/37	856
2,003	Series 2007-57, Class PO, PO, 03/20/37	1,738
3,755	Series 2007-57, Class QA, IF, IO, 6.271%, 10/20/37	352
5,473	Series 2007-71, Class SB, IF, IO, 6.471%, 07/20/36	383
3,628	Series 2007-72, Class US, IF, IO, 6.321%, 11/20/37	271
3,692	Series 2007-73, Class MI, IF, IO, 5.771%, 11/20/37	335
7,260	Series 2007-76, Class SA, IF, IO, 6.301%, 11/20/37	600
3,631	Series 2007-79, Class SY, IF, IO, 6.321%, 12/20/37	271
2,257	Series 2007-81, Class SP, IF, IO, 6.421%, 12/20/37	206
4,058	Series 2007-82, Class SA, IF, IO, 6.301%, 12/20/37	388
1,931	Series 2008-2, Class MS, IF, IO, 6.928%, 01/16/38	204
7,725	Series 2008-2, Class NS, IF, IO, 6.308%, 01/16/38	716
3,829	Series 2008-10, Class S, IF, IO, 5.601%, 02/20/38	340
1,792	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	204
2,776	Series 2008-25, Class SB, IF, IO, 6.671%, 03/20/38	245
1,981	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	214
5,341	Series 2008-36, Class SH, IF, IO, 6.071%, 04/20/38	477
15,294	Series 2008-40, Class SA, IF, IO, 6.168%, 05/16/38	1,763
5,557	Series 2008-41, Class SA, IF, IO, 6.111%, 05/20/38	535
3,750	Series 2008-55, Class SA, IF, IO, 5.971%, 06/20/38	350
1,633	Series 2008-60, Class PO, PO, 01/20/38	1,490
2,222	Series 2008-71, Class SC, IF, IO, 5.771%, 08/20/38	207
3,878	Series 2008-93, Class AS, IF, IO, 5.471%, 12/20/38	334
6,820	Series 2009-6, Class SA, IF, IO, 5.868%, 02/16/39	583
3,549	Series 2009-10, Class SL, IF, IO, 6.268%, 03/16/34	320
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	714
3,950	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	546
3,535	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	471
9,964	Series 2009-22, Class SA, IF, IO, 6.041%, 04/20/39	871
3,060	Series 2009-25, Class SE, IF, IO, 7.371%, 09/20/38	314
3,235	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	427
2,676	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	364
3,058	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	284
4,980	Series 2009-43, Class SA, IF, IO, 5.721%, 06/20/39	457
4,072	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	535
1,397	Series 2009-79, Class OK, PO, 11/16/37	1,211
	Vendee Mortgage Trust,
809	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	860
1,467	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,605
1,203	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,314
852	Series 1996-2, Class 1Z, 6.750%, 06/15/26	912
1,670	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,863
2,016	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,192
3,232	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,502
		927,631
	Non-Agency CMO — 14.1%
3,857	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,622
751	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	751
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,427

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	ASG Resecuritization Trust,
2,482	Series 2009-1, Class A60, VAR, 5.608%, 06/26/37 (e)	2,469
4,592	Series 2009-2, Class A55, VAR, 5.800%, 05/24/36 (e)	4,580
9,282	Series 2009-3, Class A65, VAR, 5.573%, 03/26/37 (e)	9,190
10,334	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	10,231
2,592	Series 2010-2, Class A60, VAR, 5.270%, 01/28/37 (e)	2,514
	Banc of America Alternative Loan Trust,
431	Series 2003-2, Class PO, PO, 04/25/33	272
1,235	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,239
594	Series 2003-11, Class PO, PO, 01/25/34	407
438	Series 2004-6, Class 15PO, PO, 07/25/19	283
2,141	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,496
7,736	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,096
1,687	Series 2006-4, Class 1A4, 6.000%, 05/25/46	686
	Banc of America Funding Corp.,
1,396	Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,409
897	Series 2004-1, Class PO, PO, 03/25/34	644
2,346	Series 2004-2, Class 30PO, PO, 09/20/34	1,528
1,842	Series 2004-3, Class 1A7, 5.500%, 10/25/34	1,835
2,279	Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,046
1,904	Series 2005-7, Class 30PO, PO, 11/25/35	1,248
1,266	Series 2005-8, Class 30PO, PO, 01/25/36	816
3,125	Series 2005-E, Class 4A1, VAR, 2.995%, 03/20/35	2,899
1,117	Series 2006-A, Class 3A2, VAR, 5.770%, 02/20/36	637
	Banc of America Mortgage Securities, Inc.,
665	Series 2003-3, Class 2A1, VAR, 0.779%, 05/25/18	632
287	Series 2003-7, Class A2, 4.750%, 09/25/18	292
560	Series 2003-8, Class APO, PO, 11/25/33	374
7,290	Series 2004-3, Class 15IO, IO, VAR, 0.220%, 04/25/19	34
284	Series 2004-4, Class APO, PO, 05/25/34	180
3,286	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,708
856	Series 2004-6, Class 2A5, PO, 07/25/34	480
1,333	Series 2004-6, Class APO, PO, 07/25/34	870
142	Series 2004-8, Class 5PO, PO, 05/25/32	93
149	Series 2004-8, Class XPO, PO, 10/25/34	99
614	Series 2004-A, Class 2A2, VAR, 3.524%, 02/25/34	528
138	Series 2004-E, Class 2A5, VAR, 4.149%, 06/25/34	138
2,346	Series 2004-J, Class 3A1, VAR, 5.081%, 11/25/34	2,053
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,392
550	Series 2005-A, Class 2A1, VAR, 3.179%, 02/25/35	469
	BCAP LLC Trust,
1,760	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,760
2,074	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,053
	Bear Stearns Adjustable Rate Mortgage Trust,
582	Series 2003-7, Class 3A, VAR, 4.950%, 10/25/33 (f) (i)	536
1,318	Series 2004-1, Class 12A1, VAR, 3.602%, 04/25/34	1,205
1,037	Series 2004-2, Class 14A, VAR, 5.163%, 05/25/34	1,047
4,008	Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	3,869
7,748	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,859
	Citicorp Mortgage Securities, Inc.,
206	Series 1993-14, Class A3, VAR, 1.429%, 11/25/23	201
4,002	Series 2004-1, Class 3A1, 4.750%, 01/25/34	4,058
2,787	Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,845
642	Series 2005-5, Class APO, PO, 08/25/35	362
930	Series 2005-8, Class APO, PO, 11/25/35	539
	Citigroup Mortgage Loan Trust, Inc.,
1,704	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,709
474	Series 2003-1, Class 2A6, PO, 10/25/33	273
599	Series 2003-1, Class PO2, PO, 10/25/33	379
533	Series 2003-1, Class PO3, PO, 09/25/33	336
397	Series 2003-UP3, Class A3, 7.000%, 09/25/33	395
2,158	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,186
674	Series 2003-UST1, Class PO1, PO, 12/25/18	457
318	Series 2003-UST1, Class PO3, PO, 12/25/18	229
1,092	Series 2004-UST1, Class A6, VAR, 5.072%, 08/25/34	1,115
619	Series 2005-1, Class 2A1A, VAR, 3.563%, 04/25/35	332
782	Series 2005-5, Class 1A2, VAR, 2.507%, 08/25/35	467

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,472	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,472
	Countrywide Alternative Loan Trust,
931	Series 2002-8, Class A4, 6.500%, 07/25/32	887
100	Series 2002-17, Class A7, 2.500%, 01/25/33	96
10,560	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,532
3,500	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,464
1,145	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,035
5,703	Series 2005-1CB, Class 1A6, IF, IO, 6.871%, 03/25/35	696
7,592	Series 2005-20CB, Class 3A8, IF, IO, 4.521%, 07/25/35	617
19,353	Series 2005-22T1, Class A2, IF, IO, 4.841%, 06/25/35	1,712
1,362	Series 2005-26CB, Class A10, IF, 12.635%, 07/25/35	1,473
6,850	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,441
424	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	324
13,007	Series 2005-37T1, Class A2, IF, IO, 4.821%, 09/25/35	1,243
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,602
17,206	Series 2005-54CB, Class 1A2, IF, IO, 4.621%, 11/25/35	1,680
4,362	Series 2005-57CB, Class 3A2, IF, IO, 4.871%, 12/25/35	401
2,172	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,139
16,035	Series 2005-J1, Class 1A4, IF, IO, 4.871%, 02/25/35	1,521
6,000	Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,216
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	745
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,049	Series 2003-8, Class A4, 4.500%, 05/25/18	1,038
3,048	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,557
337	Series 2003-34, Class A11, 5.250%, 09/25/33	332
753	Series 2003-44, Class A9, PO, 10/25/33	494
48	Series 2003-J2, Class A17, IF, IO, 7.171%, 04/25/33	1
1,900	Series 2003-J7, Class 4A3, IF, 9.477%, 08/25/18	1,715
967	Series 2004-7, Class 2A1, VAR, 3.374%, 06/25/34	940
1,992	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,974
402	Series 2004-HYB1, Class 2A, VAR, 3.332%, 05/20/34	319
1,350	Series 2004-HYB3, Class 2A, VAR, 3.578%, 06/20/34	1,021
1,208	Series 2004-HYB6, Class A3, VAR, 3.610%, 11/20/34	961
1,752	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,759
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,264
5,706	Series 2005-22, Class 2A1, VAR, 5.173%, 11/25/35	3,984
2,260	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	2,253
	CS First Boston Mortgage Securities Corp.,
970	Series 2003-1, Class DB1, 6.564%, 02/25/33	806
738	Series 2003-17, Class 2A1, 5.000%, 07/25/18	733
2,547	Series 2003-25, Class 1P, PO, 10/25/33	1,645
435	Series 2004-5, Class 5P, PO, 08/25/19	304
1,674	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,285
1,734	Series 2005-4, Class 3A22, 5.500%, 06/25/35	587
1,863	Series 2005-4, Class 3A23, 5.500%, 06/25/35	671
2,302	Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	2,231
34	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	31
	First Horizon Alternative Mortgage Securities,
1,572	Series 2004-AA4, Class A1, VAR, 2.849%, 10/25/34	1,288
2,182	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,539
4,272	Series 2007-FA4, Class 1A2, IF, IO, 5.421%, 08/25/37	434
	First Horizon Asset Securities, Inc.,
656	Series 2003-3, Class 1A4, 3.900%, 05/25/33	632
2,844	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,391
1,546	Series 2004-AR2, Class 2A1, VAR, 3.004%, 05/25/34	1,442
1,526	Series 2004-AR7, Class 2A1, VAR, 2.880%, 02/25/35	1,468
2,773	Series 2005-AR1, Class 2A2, VAR, 3.768%, 04/25/35	2,529
	GMAC Mortgage Corp. Loan Trust,
1,755	Series 2003-AR1, Class A4, VAR, 4.098%, 10/19/33	1,659

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
726	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	729
1,336	Series 2005-AR3, Class 3A3, VAR, 4.791%, 06/19/35	1,315
5,565	Series 2005-AR3, Class 3A4, VAR, 4.791%, 06/19/35	4,144
	GSMPS Mortgage Loan Trust,
1,431	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,188
6,971	Series 2006-RP2, Class 1AS2, IF, IO, 5.822%, 04/25/36 (e)	992
	GSR Mortgage Loan Trust,
1,776	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,788
682	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	686
235	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	242
501	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	311
1,198	Series 2005-4F, Class AP, PO, 05/25/35	767
5,189	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,330
4,270	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,820
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,942
27,951	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.494%, 08/25/35	288
	JP Morgan Mortgage Trust,
4,148	Series 2006-A2, Class 4A1, VAR, 4.054%, 08/25/34	3,963
1,161	Series 2006-A3, Class 6A1, VAR, 3.993%, 08/25/34	1,021
	Lehman Mortgage Trust,
1,992	Series 2006-2, Class 1A1, VAR, 6.420%, 04/25/36	1,729
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,499
	MASTR Adjustable Rate Mortgages Trust,
196	Series 2004-4, Class 2A1, VAR, 3.526%, 05/25/34	106
2,201	Series 2004-13, Class 2A1, VAR, 3.002%, 04/21/34	2,121
10,275	Series 2004-13, Class 3A6, VAR, 3.097%, 11/21/34	10,193
2,800	Series 2004-13, Class 3A7, VAR, 3.097%, 11/21/34	2,466
479	Series 2004-15, Class 3A1, VAR, 3.706%, 12/25/34	354
	MASTR Alternative Loans Trust,
419	Series 2003-3, Class 1A1, 6.500%, 05/25/33	397
1,769	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,558
1,397	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,282
4,057	Series 2004-4, Class 10A1, 5.000%, 05/25/24	3,871
956	Series 2004-6, Class 30PO, PO, 07/25/34	603
1,324	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,140
707	Series 2004-7, Class 30PO, PO, 08/25/34	467
3,360	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,244
823	Series 2004-10, Class 1A1, 4.500%, 09/25/19	815
	MASTR Asset Securitization Trust,
465	Series 2003-2, Class 2A1, 4.500%, 03/25/18	444
358	Series 2003-3, Class 4A1, 5.000%, 04/25/18	363
63	Series 2003-4, Class 2A2, 5.000%, 05/25/18	63
736	Series 2003-4, Class 3A2, 5.000%, 05/25/18	736
594	Series 2003-12, Class 30PO, PO, 12/25/33	374
396	Series 2004-1, Class 30PO, PO, 02/25/34	253
486	Series 2004-4, Class 3A1, 4.500%, 04/25/19	471
319	Series 2004-6, Class 15PO, PO, 05/25/19	226
950	Series 2004-8, Class 1A1, 4.750%, 08/25/19	954
328	Series 2004-8, Class PO, PO, 08/25/19	233
149	Series 2004-10, Class 5A1, VAR, 0.629%, 11/25/34	142
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	749
4,762	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.579%, 05/25/35 (e)	3,868
6,160	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,573
129	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	143
992	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.549%, 02/25/35	790
	Nomura Asset Acceptance Corp.,
844	Series 2003-A1, Class A1, 5.500%, 05/25/33	847
371	Series 2003-A1, Class A2, 6.000%, 05/25/33	356
67	Series 2003-A1, Class A5, 7.000%, 04/25/33	59
73	Series 2003-A1, Class A7, 5.000%, 04/25/18	72
852	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	801
	Paine Webber CMO Trust,
6	Series H, Class 4, 8.750%, 04/01/18	7
28	Series P, Class 4, 8.500%, 08/01/19	31
163	RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	163
	RBSSP Resecuritization Trust,
2,525	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,568
1,834	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,770

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,415	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,410
2,500	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,471
	Residential Accredit Loans, Inc.,
475	Series 2002-QS16, Class A3, IF, 16.144%, 10/25/17	485
1,397	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,415
4,902	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,073
2,545	Series 2003-QS12, Class A2A, IF, IO, 7.371%, 06/25/18	339
775	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	93
5,247	Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,208
1,565	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,540
3,059	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,901
1,033	Series 2003-QS3, Class A2, IF, 15.997%, 02/25/18	1,032
1,036	Series 2003-QS3, Class A8, IF, IO, 7.371%, 02/25/18	121
2,788	Series 2003-QS9, Class A3, IF, IO, 7.321%, 05/25/18	359
3,672	Series 2004-QA6, Class NB2, VAR, 3.495%, 12/26/34	2,997
769	Series 2004-QS8, Class A2, 5.000%, 06/25/34	707
738	Series 2006-QS4, Class A7, IF, 20.014%, 04/25/36	607
	Residential Asset Securitization Trust,
1,327	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,073
169	Series 2003-A14, Class A1, 4.750%, 02/25/19	164
999	Series 2005-A11, Class PO, PO, 10/25/35	647
5,008	Series 2005-A2, Class A4, IF, IO, 4.821%, 03/25/35	466
1,817	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	860
	Residential Funding Mortgage Securities I,
81	Series 2003-S11, Class A1, 2.500%, 06/25/18	81
423	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	422
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,006
698	Series 2003-S14, Class A4, PO, 07/25/18	578
2,418	Series 2003-S7, Class A17, 4.000%, 05/25/33	2,324
1,525	Series 2004-S3, Class A1, 4.750%, 03/25/19	1,531
2,528	Series 2004-S6, Class 2A6, PO, 06/25/34	1,620
624	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	616
1,264	Series 2005-SA4, Class 1A1, VAR, 3.783%, 09/25/35	967
411	Series 2007-S2, Class A11, 5.750%, 02/25/37	379
138	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	94
223	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	152
5,500	Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.729%, 01/25/40 (e)	5,500
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.944%, 06/25/34	2,497
	Structured Asset Securities Corp.,
96	Series 2002-10H, Class 1AP, PO, 05/25/32	70
481	Series 2003-8, Class 1A2, 5.000%, 04/25/18	460
507	Series 2003-31A, Class B1, VAR, 3.277%, 10/25/33 (f) (i)	239
2,292	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,232
2,583	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,570
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,932
879	Series 2005-6, Class 4A1, 5.000%, 05/25/35	850
591	Series 2005-6, Class 5A8, IF, 13.442%, 05/25/35	574
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	805
	WaMu Mortgage Pass-Through Certificates,
268	Series 2003-AR8, Class A, VAR, 2.850%, 08/25/33	267
6,559	Series 2003-AR9, Class 1A6, VAR, 2.833%, 09/25/33	6,465
892	Series 2003-AR9, Class 2A, VAR, 2.883%, 09/25/33	884
4,314	Series 2003-S10, Class A5, 5.000%, 10/25/18	4,320
474	Series 2003-S10, Class A6, PO, 10/25/18	387
1,016	Series 2003-S11, Class 2A5, IF, 16.421%, 11/25/33	986
1,347	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,335
3,149	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,864
624	Series 2003-S9, Class P, PO, 10/25/33	389
2,636	Series 2004-AR14, Class A1, VAR, 2.753%, 01/25/35	2,520
542	Series 2004-AR3, Class A1, VAR, 3.120%, 06/25/34	507
309	Series 2004-AR3, Class A2, VAR, 3.120%, 06/25/34	290
2,290	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,613

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,518	Series 2004-S3, Class 2A3, IF, 18.208%, 07/25/34	2,759
755	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	385
497	Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	253
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
16,867	Series 2005-2, Class 1A4, IF, IO, 4.821%, 04/25/35	1,631
4,050	Series 2005-2, Class 2A3, IF, IO, 4.771%, 04/25/35	366
4,315	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	633
4,281	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,432
4,233	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	601
1,494	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,212
5,048	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,145
169	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	169
	Wells Fargo Mortgage Backed Securities Trust,
590	Series 2002-18, Class 2A5, 6.000%, 12/25/32	590
1,175	Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,143
806	Series 2003-8, Class A9, 4.500%, 08/25/18	806
2,260	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,285
628	Series 2003-11, Class 1APO, PO, 10/25/18	450
1,554	Series 2003-13, Class A7, 4.500%, 11/25/18	1,555
2,129	Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,159
413	Series 2003-15, Class APO, PO, 12/25/18	288
1,834	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,849
1,285	Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,279
1,362	Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	1,359
2,625	Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	2,617
638	Series 2004-2, Class APO, PO, 01/25/19	455
1,156	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,168
1,105	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,136
2,350	Series 2004-BB, Class A4, VAR, 2.906%, 01/25/35	2,290
1,497	Series 2004-EE, Class 2A1, VAR, 3.091%, 12/25/34	1,465
1,655	Series 2004-EE, Class 3A1, VAR, 3.901%, 12/25/34	1,658
3,030	Series 2004-P, Class 2A1, VAR, 3.063%, 09/25/34	2,860
1,506	Series 2004-V, Class 1A1, VAR, 3.170%, 10/25/34	1,481
513	Series 2005-13, Class APO, PO, 11/25/20	324
1,216	Series 2005-16, Class APO, PO, 01/25/36	685
841	Series 2005-AR16, Class 2A1, VAR, 3.001%, 10/25/35	734
786	Series 2005-AR8, Class 2A1, VAR, 3.206%, 06/25/35	734
1,855	Series 2006-2, Class APO, PO, 03/25/36	919
1,224	Series 2006-4, Class 1APO, PO, 04/25/36	740
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,020
847	Series 2007-11, Class A14, 6.000%, 08/25/37	685
		394,503
	Total Collateralized Mortgage Obligations (Cost $1,280,420)	1,322,134
Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	396
4,421	Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	4,633
250	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	254
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,257
	Bear Stearns Commercial Mortgage Securities,
85	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	87
2,183	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,262
3,113	Series 2006-PW11, Class A4, VAR, 5.455%, 03/11/39	3,231
1,549	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,590
1,503	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.727%, 03/15/49	1,540
1,100	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,125
4,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,058
	GS Mortgage Securities Corp. II,
750	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	737
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	881
1,000	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,186
3,341	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,451
3,122	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.416%, 02/12/39	3,186
	Morgan Stanley Capital I,
1,397	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,435
738	Series 2006-T23, Class A1, 5.682%, 08/12/41	760
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.072%, 08/15/39	5,996
3,904	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,943
	Total Commercial Mortgage-Backed Securities (Cost $42,825)	46,031
Corporate Bonds — 16.7%
	Consumer Discretionary — 1.0%
	Automobiles — 0.0% (g)
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,115
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	429
	Media — 0.8%
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	335
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	708
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,179
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,085
1,484	5.500%, 03/15/11	1,550
1,845	5.900%, 03/15/16	2,011
700	Comcast Holdings Corp., 10.625%, 07/15/12	829
	Cox Communications, Inc.,
500	5.450%, 12/15/14	548
728	7.750%, 11/01/10	758
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,448
	News America Holdings, Inc.,
500	8.000%, 10/17/16	597
350	8.875%, 04/26/23	450
	News America, Inc.,
250	6.900%, 08/15/39 (e)	276
1,000	7.300%, 04/30/28	1,108
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	319
488	5.950%, 07/15/13	544
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,287
800	8.250%, 04/01/19	972
	Time Warner Entertainment Co. LP,
100	8.375%, 03/15/23	122
600	8.375%, 07/15/33	732
866	10.150%, 05/01/12	1,005
171	Time Warner, Inc., 7.700%, 05/01/32	202
990	Viacom, Inc., 6.250%, 04/30/16	1,106
		22,171
	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	309
	Target Corp.,
200	6.000%, 01/15/18	225
800	7.000%, 01/15/38	928
		1,462
	Specialty Retail — 0.1%
1,615	Home Depot, Inc., 5.400%, 03/01/16	1,732
750	Lowe’s Cos., Inc., 7.110%, 05/15/37	903
585	Staples, Inc., 9.750%, 01/15/14	715
		3,350
	Total Consumer Discretionary	28,527
	Consumer Staples — 0.7%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	641
905	5.750%, 04/01/36	889
215	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	259
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	526
410	4.875%, 03/15/19	431
295	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	335
505	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	595
	Diageo Finance BV, (Netherlands),
800	5.300%, 10/28/15	891
500	5.500%, 04/01/13	548
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
252	PepsiCo, Inc., 7.900%, 11/01/18	315
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	280
		6,656
	Food & Staples Retailing — 0.1%
850	Kroger Co. (The), 7.500%, 01/15/14	989
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	455
752	5.250%, 09/01/35	734
215	6.200%, 04/15/38	235
350	7.550%, 02/15/30	439
		2,852
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	176
875	8.500%, 06/15/19	1,019
188	Bunge N.A. Finance LP, 5.900%, 04/01/17	194
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	428
100	6.375%, 06/01/12 (e)	110
850	7.350%, 03/06/19 (e)	994
325	General Mills, Inc., 6.000%, 02/15/12	354
	Kellogg Co.,
457	4.250%, 03/06/13	486
1,200	5.125%, 12/03/12	1,304
	Kraft Foods, Inc.,
1,440	6.125%, 02/01/18	1,580
635	6.500%, 08/11/17	716
345	6.750%, 02/19/14	392
600	6.875%, 02/01/38	653
500	6.875%, 01/26/39	545
350	7.000%, 08/11/37	387
		9,338
	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	81
1,025	Procter & Gamble — ESOP, 9.360%, 01/01/21	1,285
110	Procter & Gamble Co., 5.500%, 02/01/34	112
		1,478
	Total Consumer Staples	20,324
	Energy — 0.8%
	Energy Equipment & Services — 0.1%
1,550	Halliburton Co., 7.450%, 09/15/39	1,930
	Oil, Gas & Consumable Fuels — 0.7%
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	137
2,000	7.625%, 03/15/14	2,321
260	8.700%, 03/15/19	327
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,099
1,500	Chevron Corp., 4.950%, 03/03/19	1,587
400	Conoco Funding Co., (Canada), 7.250%, 10/15/31	469
	ConocoPhillips,
200	5.200%, 05/15/18	212
450	5.750%, 02/01/19	494
150	6.000%, 01/15/20	168
200	6.500%, 02/01/39	225
1,760	8.750%, 05/25/10	1,794
100	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	109
635	EnCana Corp., (Canada), 6.500%, 05/15/19	717
200	Kerr-McGee Corp., 6.950%, 07/01/24	227
410	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	464
	Marathon Oil Corp.,
900	5.900%, 03/15/18	951
1,525	6.000%, 10/01/17	1,626
1,045	Petro-Canada, (Canada), 6.800%, 05/15/38	1,149
	Shell International Finance BV, (Netherlands),
1,000	4.300%, 09/22/19	994
1,225	6.375%, 12/15/38	1,367
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	276
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	149
	XTO Energy, Inc.,
300	4.625%, 06/15/13	323
2,000	5.750%, 12/15/13	2,237
		19,422
	Total Energy	21,352
	Financials — 9.2%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
750	4.600%, 01/15/20	759
310	5.125%, 08/27/13	340
	Bear Stearns Cos., LLC (The),
1,000	5.700%, 11/15/14 (y)	1,099
210	7.250%, 02/01/18 (y)	243

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	BlackRock, Inc.,
540	3.500%, 12/10/14	548
652	5.000%, 12/10/19	656
350	6.250%, 09/15/17	388
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	538
6,022	6.125%, 11/15/11	6,500
500	FMR LLC, 6.450%, 11/15/39 (e)	483
	Goldman Sachs Group, Inc. (The),
1,041	4.750%, 07/15/13	1,099
2,660	5.150%, 01/15/14	2,841
1,032	5.250%, 10/15/13	1,112
750	5.500%, 11/15/14	806
4,100	5.950%, 01/18/18	4,303
305	6.250%, 09/01/17	329
1,561	6.600%, 01/15/12	1,694
485	6.750%, 10/01/37	470
4,612	6.875%, 01/15/11	4,847
375	7.500%, 02/15/19	429
	Jefferies Group, Inc.,
1,000	6.450%, 06/08/27	886
1,000	7.750%, 03/15/12	1,083
350	8.500%, 07/15/19	389
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	24
1,246	4.800%, 03/13/14 (d)	280
1,000	5.500%, 04/04/16 (d)	225
1,200	5.750%, 05/17/13 (d)	270
1,850	6.000%, 07/19/12 (d)	416
1,670	6.625%, 01/18/12 (d)	376
152	7.875%, 11/01/09 (d)	34
	Merrill Lynch & Co., Inc.,
433	4.790%, 08/04/10	440
2,215	5.450%, 07/15/14	2,313
920	5.700%, 05/02/17	904
287	6.050%, 08/15/12	308
1,400	6.150%, 04/25/13	1,514
1,966	6.400%, 08/28/17	2,047
1,249	6.875%, 04/25/18	1,316
	Morgan Stanley,
893	4.200%, 11/20/14	896
400	4.250%, 05/15/10	402
1,989	4.750%, 04/01/14	2,022
1,785	5.300%, 03/01/13	1,900
650	5.500%, 01/26/20	637
900	5.750%, 08/31/12	970
1,200	6.000%, 05/13/14	1,298
2,440	6.600%, 04/01/12	2,654
5,247	6.750%, 04/15/11	5,543
370	6.750%, 10/15/13	412
339	8.000%, 06/15/10	346
1,150	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	1,173
226	Northern Trust Corp., 5.500%, 08/15/13	249
1,347	State Street Corp., 7.650%, 06/15/10	1,373
	UBS AG, (Switzerland),
1,500	3.875%, 01/15/15	1,500
500	5.750%, 04/25/18	516
425	5.875%, 12/20/17	443
		64,643
	Commercial Banks — 1.9%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	553
737	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	752
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	697
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,648
175	5.000%, 09/22/16	179
700	5.200%, 07/10/14	749
1,000	6.050%, 12/04/17 (e)	1,026
	BB&T Corp.,
865	3.375%, 09/25/13	887
850	3.850%, 07/27/12	890
740	4.900%, 06/30/17	740
245	6.850%, 04/30/19	278
695	Branch Banking & Trust Co., 5.625%, 09/15/16	742
	Credit Suisse, (Switzerland),
500	3.450%, 07/02/12	518
942	5.000%, 05/15/13	1,013
970	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	999
720	Fifth Third Bancorp, 5.450%, 01/15/17	704
1,177	Huntington National Bank (The), 8.000%, 04/01/10	1,178
2,400	KeyBank N.A., 5.500%, 09/17/12	2,550
475	KeyCorp, 6.500%, 05/14/13	506
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,231
1,835	Marshall & Ilsley Corp., 5.350%, 04/01/11	1,838

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,010
795	3.750%, 03/02/15 (e)	802
250	National City Bank, 5.800%, 06/07/17	263
1,890	PNC Funding Corp., 5.250%, 11/15/15	1,989
625	Regions Financial Corp., 7.375%, 12/10/37	540
	SunTrust Banks, Inc.,
2,000	5.250%, 11/05/12	2,113
820	6.000%, 09/11/17	833
880	6.375%, 04/01/11	921
1,107	U.S. Bancorp, 7.500%, 06/01/26	1,213
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,047
1,125	6.600%, 01/15/38	1,156
836	7.800%, 08/18/10	863
	Wachovia Corp.,
685	4.875%, 02/15/14	714
2,000	5.300%, 10/15/11	2,121
4,480	5.750%, 02/01/18	4,726
	Wells Fargo & Co.,
1,000	3.750%, 10/01/14	1,012
2,135	5.625%, 12/11/17	2,249
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	950
500	5.750%, 05/16/16	524
2,149	7.550%, 06/21/10	2,193
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	929
2,093	4.875%, 11/19/19	2,066
		53,912
	Consumer Finance — 0.7%
	American Express Credit Corp.,
2,135	5.875%, 05/02/13	2,314
400	7.300%, 08/20/13	452
1,083	American General Finance Corp., 5.375%, 10/01/12	923
160	Capital One Bank USA N.A., 5.750%, 09/15/10	164
	Capital One Financial Corp.,
850	5.700%, 09/15/11	893
1,890	6.250%, 11/15/13	2,055
655	6.750%, 09/15/17	719
240	7.375%, 05/23/14	275
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,053
1,748	5.000%, 06/30/15	1,834
2,200	5.250%, 01/15/14	2,333
452	6.375%, 10/15/11	482
188	6.375%, 11/27/12	207
1,665	7.000%, 05/15/12	1,824
207	7.350%, 11/27/32	212
	John Deere Capital Corp.,
265	4.500%, 04/03/13	283
1,000	5.250%, 10/01/12	1,090
1,023	SLM Corp., 5.375%, 01/15/13	981
1,835	Washington Mutual Finance Corp., 6.875%, 05/15/11	1,933
		20,027
	Diversified Financial Services — 2.6%
1,400	Associates Corp. of North America, 6.950%, 11/01/18	1,467
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,350
	Bank of America Corp.,
300	4.900%, 05/01/13	315
2,520	5.625%, 10/14/16	2,575
145	5.650%, 05/01/18	145
1,510	5.750%, 08/15/16	1,524
1,023	7.400%, 01/15/11	1,077
1,455	Bank of America N.A., 5.300%, 03/15/17	1,431
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	727
2,117	5.250%, 11/07/13	2,339
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	866
660	4.900%, 08/15/13	715
560	5.500%, 03/15/16	616
1,300	6.200%, 09/30/13	1,472
300	7.050%, 10/01/18	350
510	7.150%, 02/15/19	603
	Citigroup, Inc.,
856	4.700%, 05/29/15	842
1,015	5.000%, 09/15/14	1,009
2,025	5.125%, 05/05/14	2,073
600	5.500%, 04/11/13	628
600	5.500%, 10/15/14	618
2,112	5.625%, 08/27/12	2,224
2,140	6.000%, 08/15/17	2,155
500	6.375%, 08/12/14	531
400	8.125%, 07/15/39	452
225	8.500%, 05/22/19	260

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	CME Group, Inc.,
3,166	5.400%, 08/01/13	3,484
100	5.750%, 02/15/14	110
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,167
200	Diageo Investment Corp., 9.000%, 08/15/11	222
	General Electric Capital Corp.,
5,825	5.250%, 10/19/12	6,223
2,500	5.400%, 02/15/17	2,588
5,030	5.625%, 05/01/18	5,172
1,000	5.650%, 06/09/14	1,080
10,440	5.875%, 02/15/12 (c)	11,235
300	5.875%, 01/14/38	279
6,912	6.000%, 06/15/12	7,475
2,094	6.750%, 03/15/32	2,155
277	International Lease Finance Corp., 5.875%, 05/01/13	238
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	231
635	4.750%, 03/01/14	682
200	10.375%, 11/01/18	269
640	Textron Financial Corp., 5.400%, 04/28/13	650
		72,624
	Insurance — 1.4%
510	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	556
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,386
3,095	5.450%, 05/18/17	2,515
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,142
	Berkshire Hathaway Finance Corp.,
1,250	4.000%, 04/15/12	1,317
1,000	4.600%, 05/15/13	1,071
605	5.000%, 08/15/13	659
1,200	5.400%, 05/15/18	1,283
100	Chubb Corp. (The), 5.750%, 05/15/18	109
3,110	Genworth Global Funding Trusts, 5.200%, 10/08/10	3,180
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	881
1,695	6.125%, 05/30/12 (e)	1,827
1,017	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,039
	MassMutual Global Funding II,
1,658	3.500%, 03/15/10 (e)	1,659
500	3.625%, 07/16/12 (e)	521
1,120	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	1,205
430	MetLife, Inc., 6.817%, 08/15/18	474
	Metropolitan Life Global Funding I,
1,250	2.875%, 09/17/12 (e)	1,273
300	5.125%, 04/10/13 (e)	324
1,093	5.200%, 09/18/13 (e)	1,172
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	266
467	Nationwide Financial Services, 6.250%, 11/15/11	498
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	775
2,637	5.375%, 09/15/13 (e)	2,903
410	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	435
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,284
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	492
4,549	6.250%, 02/15/12 (e)	4,791
500	Principal Life Income Funding Trusts, 5.150%, 06/17/11	520
2,365	Protective Life Secured Trusts, 4.000%, 04/01/11	2,428
205	Travelers Cos, Inc. (The), 5.800%, 05/15/18	220
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	320
		40,525
	Real Estate Investment Trusts (REITs) — 0.2%
1,320	HRPT Properties Trust, 6.650%, 01/15/18	1,304
	Simon Property Group LP,
32	4.200%, 02/01/15	32
705	5.625%, 08/15/14	757
660	6.100%, 05/01/16	708
320	6.125%, 05/30/18	336
325	6.750%, 05/15/14	360
1,236	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,325
		4,822

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Thrifts & Mortgage Finance — 0.1%
2,865	Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,951
	Total Financials	259,504
	Health Care — 0.3%
	Biotechnology — 0.0% (g)
570	Amgen, Inc., 5.700%, 02/01/19	619
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
380	4.000%, 03/01/14	400
215	4.625%, 03/15/15	233
100	Becton Dickinson and Co., 5.000%, 05/15/19	105
		738
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
168	5.875%, 06/15/17	183
113	7.000%, 02/15/19	130
		313
	Pharmaceuticals — 0.2%
250	Abbott Laboratories, 6.150%, 11/30/37	274
640	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	713
450	Eli Lilly & Co., 3.550%, 03/06/12	471
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	480
750	4.850%, 05/15/13	814
530	6.375%, 05/15/38	591
2,000	Pfizer, Inc., 4.450%, 03/15/12	2,134
650	Schering-Plough Corp., 6.000%, 09/15/17	738
		6,215
	Total Health Care	7,885
	Industrials — 0.5%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	322
905	Lockheed Martin Corp., 7.750%, 05/01/26	1,115
	Northrop Grumman Systems Corp.,
1,059	7.125%, 02/15/11	1,120
300	7.750%, 03/01/16	362
323	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	338
		3,257
	Airlines — 0.0% (g)
300	Continental Airlines, 1999-2 Class A-1 Pass Through Trust, 7.487%, 04/02/12	300
283	Continental Airlines, Inc., 7.256%, 03/15/20	285
		585
	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	193
	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	783
455	Waste Management, Inc., 7.375%, 03/11/19	531
		1,314
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	331
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	627
		958
	Machinery — 0.0% (g)
500	Eaton Corp., 5.600%, 05/15/18	541
285	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	304
125	PACCAR, Inc., 6.375%, 02/15/12	136
130	Parker Hannifin Corp., 5.500%, 05/15/18	139
		1,120
	Road & Rail — 0.3%
	Burlington Northern Santa Fe Corp.,
500	5.650%, 05/01/17	542
250	6.700%, 08/01/28	272
200	6.750%, 07/15/11	214
450	7.000%, 02/01/14	520
999	7.125%, 12/15/10	1,050
	CSX Corp.,
250	6.300%, 03/15/12	271
200	7.375%, 02/01/19	234
350	Erac USA Finance Co., 6.375%, 10/15/17 (e)	383
	Norfolk Southern Corp.,
500	6.750%, 02/15/11	526
355	7.700%, 05/15/17	426
	Union Pacific Corp.,
235	4.875%, 01/15/15	251
1,100	5.650%, 05/01/17	1,183
600	5.700%, 08/15/18	639

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
335	United Parcel Service of America, Inc., 8.375%, 04/01/20	441
		6,952
	Total Industrials	14,379
	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	989
750	5.900%, 02/15/39	769
		1,758
	Computers & Peripherals — 0.3%
300	Dell, Inc., 7.100%, 04/15/28	337
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	286
600	4.750%, 06/02/14	650
1,335	5.400%, 03/01/17	1,463
1,225	6.125%, 03/01/14	1,385
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	2,895
690	6.220%, 08/01/27	759
1,075	7.625%, 10/15/18	1,331
		9,106
	Electronic Equipment, Instruments & Components — 0.0% (g)
580	Arrow Electronics, Inc., 6.875%, 07/01/13	641
	IT Services — 0.1%
1,020	Electronic Data Systems LLC, 6.000%, 08/01/13	1,144
	Office Electronics — 0.0% (g)
100	Xerox Corp., 8.250%, 05/15/14	118
	Software — 0.1%
160	Intuit, Inc., 5.750%, 03/15/17	170
	Oracle Corp.,
500	5.000%, 07/08/19	524
1,412	5.250%, 01/15/16	1,568
693	5.750%, 04/15/18	763
200	6.500%, 04/15/38	222
		3,247
	Total Information Technology	16,014
	Materials — 0.5%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	261
1,170	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,185
	Dow Chemical Co. (The),
1,250	6.000%, 10/01/12	1,364
402	6.125%, 02/01/11	419
370	7.375%, 11/01/29	401
1,610	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,790
1,430	Monsanto Co., 7.375%, 08/15/12	1,629
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	933
	PPG Industries, Inc.,
410	5.750%, 03/15/13	447
350	9.000%, 05/01/21	432
	Praxair, Inc.,
662	4.625%, 03/30/15	711
885	5.250%, 11/15/14	981
		10,553
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
405	5.400%, 03/29/17	441
400	5.500%, 04/01/14	443
550	6.500%, 04/01/19	632
1,322	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,454
		2,970
	Total Materials	13,523
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
150	AT&T Corp., 8.000%, 11/15/31	183
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,689
386	5.100%, 09/15/14	420
250	5.500%, 02/01/18	266
2,500	6.300%, 01/15/38	2,546
468	BellSouth Corp., 5.200%, 09/15/14	511
1,250	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,335
	British Telecommunications plc, (United Kingdom),
2,500	5.150%, 01/15/13	2,649
3,160	9.125%, 12/15/10	3,357
	Deutsche Telekom International Finance BV, (Netherlands),
1,150	4.875%, 07/08/14	1,223

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
400	6.000%, 07/08/19	428
105	8.750%, 06/15/30	133
1,884	France Telecom S.A., (France), 7.750%, 03/01/11	2,010
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,461
1,586	5.250%, 11/15/13	1,683
750	6.999%, 06/04/18	823
	Telefonica Emisiones S.A.U., (Spain),
875	5.855%, 02/04/13	957
510	5.877%, 07/15/19	538
150	Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	155
736	TELUS Corp., (Canada), 8.000%, 06/01/11	795
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	693
443	5.550%, 02/15/16	483
100	5.850%, 09/15/35	98
1,250	7.350%, 04/01/39	1,461
1,302	Verizon Florida LLC, 6.125%, 01/15/13	1,418
3,107	Verizon Global Funding Corp., 7.250%, 12/01/10	3,262
554	Verizon Maryland, Inc., 6.125%, 03/01/12	597
844	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	955
952	Verizon Virginia, Inc., 4.625%, 03/15/13	1,006
		35,135
	Wireless Telecommunication Services — 0.1%
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	551
1,917	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	2,050
1,125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,204
		3,805
	Total Telecommunication Services	38,940
	Utilities — 1.7%
	Electric Utilities — 1.3%
	Alabama Power Co.,
272	4.700%, 12/01/10	280
105	6.125%, 05/15/38	112
	Carolina Power & Light Co.,
868	5.125%, 09/15/13	955
305	5.300%, 01/15/19	323
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,566
1,000	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,196
305	Columbus Southern Power Co., 6.050%, 05/01/18	333
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	200
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	685
745	5.625%, 11/30/12	823
728	6.250%, 01/15/12	795
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,433
800	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	802
	Florida Power & Light Co.,
410	5.950%, 10/01/33	427
330	5.950%, 02/01/38	345
	Florida Power Corp.,
280	5.650%, 06/15/18	302
220	6.400%, 06/15/38	242
	FPL Group Capital, Inc.,
255	5.350%, 06/15/13	277
670	6.000%, 03/01/19	723
260	7.875%, 12/15/15	318
	Georgia Power Co.,
200	5.950%, 02/01/39	210
225	6.000%, 11/01/13	254
100	Indiana Michigan Power Co., 7.000%, 03/15/19	114
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	117
137	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	139
100	Midamerican Energy Co., 5.300%, 03/15/18	105
505	Nevada Power Co., 6.500%, 08/01/18	555
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	303
	Nisource Finance Corp.,
250	7.875%, 11/15/10	261
660	10.750%, 03/15/16	846
500	Northern States Power Co., 6.250%, 06/01/36	546
320	Ohio Power Co., 5.750%, 09/01/13	350
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	219
540	6.800%, 09/01/18	607
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	845
160	8.250%, 10/15/18	198

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	PacifiCorp,
175	5.500%, 01/15/19	188
150	5.650%, 07/15/18	162
100	Peco Energy Co., 5.350%, 03/01/18	106
1,045	Potomac Electric Power Co., 6.500%, 11/15/37	1,148
300	Progress Energy, Inc., 6.050%, 03/15/14	332
964	PSEG Power LLC, 7.750%, 04/15/11	1,029
125	Public Service Co. of Colorado, 5.800%, 08/01/18	138
2,440	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,600
	Public Service Electric & Gas Co.,
200	5.300%, 05/01/18	212
277	5.375%, 11/01/39	267
2,000	6.330%, 11/01/13	2,288
	Southern California Edison Co.,
160	4.150%, 09/15/14	170
760	5.500%, 08/15/18	827
391	5.750%, 03/15/14	439
200	5.950%, 02/01/38	212
1,135	6.050%, 03/15/39	1,220
250	Southern Co., 4.150%, 05/15/14	264
200	Southwestern Public Service Co., 8.750%, 12/01/18	249
	Spectra Energy Capital LLC,
1,595	5.500%, 03/01/14	1,707
500	6.200%, 04/15/18	544
400	8.000%, 10/01/19	477
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,096
1,320	5.400%, 04/30/18	1,401
610	5.950%, 09/15/17	670
		35,552
	Gas Utilities — 0.2%
345	AGL Capital Corp., 4.450%, 04/15/13	363
	Atmos Energy Corp.,
105	5.125%, 01/15/13	112
250	8.500%, 03/15/19	310
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	345
375	Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	414
	TransCanada Pipelines Ltd., (Canada),
975	4.000%, 06/15/13	1,019
550	6.200%, 10/15/37	581
250	6.500%, 08/15/18	286
1,100	7.250%, 08/15/38	1,309
		4,739
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	858
300	7.000%, 06/15/38	344
600	8.875%, 01/15/19	765
1,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,168
375	PG&E Corp., 5.750%, 04/01/14	413
	Sempra Energy,
1,140	6.150%, 06/15/18	1,233
150	6.500%, 06/01/16	168
850	8.900%, 11/15/13	1,020
395	9.800%, 02/15/19	509
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	508
265	6.250%, 12/01/15	308
		7,294
	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,191
	Total Utilities	48,776
	Total Corporate Bonds (Cost $448,582)	469,224
Foreign Government Securities — 0.4%
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	605
2,200	Province of Ontario, (Canada), 2.950%, 02/05/15	2,219
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	432
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,596
856	6.625%, 03/03/15	963
3,328	7.500%, 04/08/33	3,869
	Total Foreign Government Securities (Cost $9,341)	9,684
Mortgage Pass-Through Securities — 7.6%
	Federal Home Loan Mortgage Corp.,
1,084	ARM, 2.605%, 12/01/33	1,119
90	ARM, 2.707%, 07/01/19	92
1,002	ARM, 2.950%, 12/01/34	1,037

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
70	ARM, 2.973%, 04/01/30	72
1,814	ARM, 3.614%, 04/01/34	1,866
1,144	ARM, 4.947%, 11/01/36	1,197
932	ARM, 5.163%, 02/01/36	974
910	ARM, 5.552%, 05/01/36	945
1,475	ARM, 5.828%, 10/01/36	1,537
621	ARM, 5.953%, 02/01/37	647
1,157	ARM, 6.170%, 12/01/36	1,207
3,945	ARM, 6.299%, 03/01/37	4,205
712	ARM, 6.502%, 10/01/36	746
1,687	ARM, 6.678%, 10/01/36	1,760
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,211	4.000%, 06/01/13 – 05/01/19	6,407
462	4.500%, 08/01/18	488
1,727	5.000%, 12/01/18	1,841
467	5.500%, 07/01/14 – 06/01/17	500
166	6.000%, 04/01/18	180
1,686	6.500%, 08/01/16 – 02/01/19	1,824
470	7.000%, 01/01/17 – 04/01/17	499
72	7.500%, 09/01/10 – 11/01/15	76
51	8.500%, 11/01/15	58
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
370	6.000%, 12/01/22	400
989	6.500%, 11/01/22	1,075
1,827	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, FHA/VA, 10.000%, 10/01/30	2,149
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,197	4.000%, 10/01/33 – 09/01/35	6,111
2,392	5.000%, 09/01/34	2,497
5,874	5.500%, 10/01/33 – 07/01/35	6,233
934	6.000%, 12/01/33 – 01/01/34	1,010
6,955	6.500%, 11/01/34 – 11/01/36	7,582
1,467	7.000%, 07/01/32 – 10/01/36	1,606
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,070	5.500%, 10/01/33 – 01/01/34	1,118
232	7.000%, 07/01/29	248
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
17	12.000%, 08/01/15 – 07/01/19	18
	Federal National Mortgage Association,
282	ARM, 1.688%, 09/01/34	286
1,703	ARM, 1.994%, 01/01/33	1,737
2,644	ARM, 2.186%, 01/01/35	2,678
789	ARM, 2.203%, 11/01/34	812
1,524	ARM, 2.370%, 01/01/35	1,575
1,319	ARM, 2.424%, 01/01/36	1,370
29	ARM, 2.538%, 03/01/19	30
511	ARM, 2.591%, 07/01/34	529
152	ARM, 2.632%, 04/01/34	158
541	ARM, 2.674%, 02/01/35	551
243	ARM, 2.728%, 07/01/33	249
1,457	ARM, 2.756%, 07/01/33	1,491
15	ARM, 2.811%, 01/01/19	15
509	ARM, 2.823%, 11/01/33	524
1,040	ARM, 2.904%, 05/01/34	1,064
4,010	ARM, 2.919%, 04/01/35	4,140
2,252	ARM, 3.069%, 06/01/35	2,330
1,457	ARM, 3.076%, 10/01/34	1,510
1,141	ARM, 3.088%, 10/01/34	1,183
1,529	ARM, 3.131%, 11/01/34	1,575
397	ARM, 3.134%, 01/01/34	411
419	ARM, 3.137%, 09/01/35	434
760	ARM, 3.196%, 09/01/34	792
903	ARM, 3.234%, 08/01/34	940
165	ARM, 3.709%, 09/01/27	168
555	ARM, 3.800%, 05/01/35	577
1,213	ARM, 3.983%, 06/01/36	1,264
1,310	ARM, 4.097%, 09/01/33	1,358
164	ARM, 4.113%, 03/01/29	169
797	ARM, 4.189%, 04/01/34	827
319	ARM, 4.196%, 02/01/34	331
2,019	ARM, 4.199%, 08/01/34	2,056
1,186	ARM, 4.209%, 04/01/35	1,210
229	ARM, 4.237%, 01/01/36	239
2,058	ARM, 4.944%, 07/01/33	2,179
1,919	ARM, 5.020%, 05/01/35	1,993
833	ARM, 5.127%, 10/01/34	867
3,341	ARM, 5.229%, 09/01/35	3,468
2,704	ARM, 5.331%, 01/01/38	2,857
1,954	ARM, 5.686%, 01/01/23	2,079
1,918	ARM, 5.860%, 10/01/36	2,009
1,462	ARM, 5.962%, 07/01/36	1,552
	Federal National Mortgage Association, 15 Year, Single Family,
2,450	3.500%, 09/01/18 – 07/01/19	2,441
27,519	4.000%, 07/01/18 – 12/01/18	28,719
15,551	4.500%, 06/01/18 – 12/01/19	16,405
1,857	5.000%, 12/01/16 – 10/01/19	1,975
3,755	5.500%, 03/01/20 – 07/01/20	4,037

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4,049	6.000%, 06/01/16 – 08/01/19	4,370
610	6.500%, 03/01/17 – 08/01/20	662
815	7.000%, 03/01/17 – 09/01/17	890
67	7.500%, 03/01/17	73
85	8.000%, 11/01/12 – 11/01/15	91
	Federal National Mortgage Association, 20 Year, Single Family,
719	4.500%, 04/01/24	744
71	6.000%, 02/01/14	77
3,545	6.500%, 05/01/22 – 04/01/25	3,843
	Federal National Mortgage Association, 30 Year FHA/VA,
139	6.000%, 09/01/33	150
286	6.500%, 03/01/29	313
56	7.000%, 02/01/33	63
89	8.000%, 06/01/28	102
86	9.000%, 05/01/18 – 12/01/25	97
	Federal National Mortgage Association, 30 Year, Single Family,
2,117	4.500%, 11/01/33 – 02/01/35	2,166
5,092	5.000%, 07/01/33 – 09/01/35	5,305
2,808	5.500%, 12/01/33 – 03/01/34	2,995
2,888	6.000%, 12/01/28 – 09/01/33	3,105
3,550	6.500%, 11/01/29 – 08/01/31	3,832
302	7.000%, 04/01/17 – 08/01/32	335
2,775	7.500%, 08/01/36 – 11/01/37	3,074
1,167	8.000%, 03/01/27 – 11/01/28	1,342
3	9.000%, 04/01/26	4
34	9.500%, 07/01/28	39
23	12.500%, 01/01/16	25
	Federal National Mortgage Association, Other,
3,720	4.000%, 09/01/13 – 11/01/33	3,715
1,397	4.500%, 11/01/14	1,442
1,051	5.500%, 03/01/17 – 09/01/33	1,096
2,655	6.500%, 01/01/36 – 07/01/36	2,838
427	7.000%, 10/01/46	456
185	10.890%, 04/15/19	208
	Government National Mortgage Association II, 30 Year, Single Family,
851	4.500%, 08/20/33	871
114	7.500%, 02/20/28 – 09/20/28	128
173	8.000%, 12/20/25 – 09/20/28	198
53	8.500%, 05/20/25	62
	Government National Mortgage Association, 15 Year, Single Family,
225	6.500%, 06/15/17 – 12/15/17	242
322	8.000%, 01/15/16	349
	Government National Mortgage Association, 30 Year, Single Family,
655	6.500%, 03/15/28 – 04/15/33	714
446	7.000%, 02/15/33 – 06/15/33	499
102	7.500%, 11/15/22 – 11/15/31	115
43	8.000%, 09/15/22 – 08/15/28	49
6	9.000%, 12/15/16	7
1,947	9.500%, 10/15/24	2,358
	Total Mortgage Pass-Through Securities (Cost $202,563)	213,532
Municipal Bond — 0.0% (g)
	Illinois — 0.0% (g)
135	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $124)	114
Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $402)	422
U.S. Government Agency Securities — 0.6%
8,615	Federal Home Loan Bank System, 4.720%, 09/20/12	9,176
	Federal Home Loan Mortgage Corp.,
1,173	4.125%, 07/12/10	1,190
1,043	6.875%, 09/15/10	1,082
	Federal National Mortgage Association,
3,604	6.250%, 02/01/11	3,795
1,085	7.125%, 06/15/10	1,107
1,000	Financing Corp. Fico, Zero Coupon, 09/26/19	649
	Total U.S. Government Agency Securities (Cost $16,248)	16,999
U.S. Treasury Obligations — 18.0%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23	1,277
100	6.625%, 02/15/27	128
2,000	7.250%, 05/15/16	2,513
12,700	7.500%, 11/15/16	16,239
1,881	7.875%, 02/15/21	2,574
864	8.125%, 05/15/21	1,204
250	8.500%, 02/15/20	352
15,800	8.750%, 05/15/17	21,635
1,000	8.750%, 05/15/20 (c)	1,435
2,175	8.750%, 08/15/20	3,130
25,500	8.875%, 08/15/17	35,240
500	8.875%, 02/15/19	709
7,925	9.250%, 02/15/16	10,831
3,169	9.875%, 11/15/15	4,410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Bonds Coupon STRIPS,
8,447	02/15/11	8,422
16,355	02/15/13 (c)	15,730
1,000	11/15/13	938
32,278	02/15/14 (m)	29,942
14,250	05/15/14 (m)	13,093
24,565	08/15/14 (m)	22,351
23,253	11/15/14 (m)	20,927
16,680	02/15/15 (m)	14,849
3,626	05/15/15	3,192
3,253	08/15/15	2,827
28,397	11/15/15 (c)	24,357
51,421	02/15/16	43,489
13,325	05/15/16	11,101
4,786	08/15/16	3,932
11,137	11/15/16 (c)	9,031
15,404	02/15/17	12,318
16,122	08/15/17	12,521
19,389	11/15/17	14,858
500	02/15/18	378
6,069	05/15/18	4,550
10,841	08/15/18	7,961
3,000	11/15/18	2,174
6,982	02/15/19	4,991
4,950	05/15/19	3,481
1,700	05/15/20	1,130
2,750	08/15/20	1,801
678	02/15/22	406
5,487	02/15/23 (c)	3,100
200	05/15/24	105
1,400	11/15/24	712
150	05/15/26	70
	U.S. Treasury Bonds Principal STRIPS,
8,500	02/15/15 (c)	7,568
10,350	08/15/15	8,994
5,445	11/15/15 (c)	4,669
1,000	05/15/16	834
2,000	11/15/16	1,623
10,789	05/15/17	8,519
6,745	02/15/19 (c)	4,828
250	05/15/20	167
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	11,113
630	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	636
	U.S. Treasury Notes,
2,750	1.375%, 09/15/12	2,769
500	1.375%, 10/15/12	503
270	1.375%, 02/15/13 (c)	270
1,200	1.750%, 03/31/14	1,194
1,500	1.875%, 02/28/14	1,503
15,950	2.625%, 12/31/14 (c)	16,258
2,000	2.625%, 04/30/16	1,983
9,100	3.250%, 12/31/16	9,241
9,600	4.250%, 11/15/17	10,293
6,950	4.500%, 05/15/17	7,608
8,000	4.750%, 08/15/17	8,878
	Total U.S. Treasury Obligations (Cost $480,175)	505,865

SHARES
Short-Term Investment — 5.8%
	Investment Company — 5.8%
161,993	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $161,993)	161,993
Investment of Cash Collateral for Securities on Loan — 1.4%
	Investment Company — 1.4%
40,018	JPMorgan Prime Money Market Fund, Capital Shares, 0.090% (b) (l) (Cost $40,018)	40,018
	Total Investments —101.0% (Cost $2,734,508)	2,837,503
	Liabilities in Excess of Other Assets — (1.0)%	(28,809)
	NET ASSETS — 100.0%	$2,808,694

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
		Consumer Discretionary — 9.8%
		Auto Components — 0.2%
7		Goodyear Tire & Rubber Co. (The) (a)	95
20		Johnson Controls, Inc.	631
			726
		Automobiles — 0.4%
100		Ford Motor Co. (a)	1,174
7		Harley-Davidson, Inc.	174
			1,348
		Distributors — 0.1%
5		Genuine Parts Co.	195
		Diversified Consumer Services — 0.2%
4		Apollo Group, Inc., Class A (a)	233
2		DeVry, Inc.	118
10		H&R Block, Inc.	175
			526
		Hotels, Restaurants & Leisure — 1.5%
13		Carnival Corp.	475
4		Darden Restaurants, Inc.	171
9		International Game Technology	157
8		Marriott International, Inc., Class A	208
33		McDonald’s Corp.	2,084
22		Starbucks Corp. (a)	515
6		Starwood Hotels & Resorts Worldwide, Inc.	219
5		Wyndham Worldwide Corp.	124
2		Wynn Resorts Ltd.	132
14		Yum! Brands, Inc.	477
			4,562
		Household Durables — 0.4%
2		Black & Decker Corp.	132
8		D.R. Horton, Inc.	103
5		Fortune Brands, Inc.	199
2		Harman International Industries, Inc. (a)	91
5		Leggett & Platt, Inc.	87
5		Lennar Corp., Class A	80
8		Newell Rubbermaid, Inc.	115
10		Pulte Homes, Inc. (a)	103
2		Whirlpool Corp.	189
			1,099
		Internet & Catalog Retail — 0.5%
10		Amazon.com, Inc. (a)	1,193
6		Expedia, Inc. (a)	142
1		priceline.com, Inc. (a)	301
			1,636
		Leisure Equipment & Products — 0.1%
8		Eastman Kodak Co. (a)	48
4		Hasbro, Inc.	135
11		Mattel, Inc.	240
			423
		Media — 2.9%
20		CBS Corp., Class B	266
86		Comcast Corp., Class A	1,419
29		DirecTV, Class A (a)	979
9		Discovery Communications, Inc., Class A (a)	267
7		Gannett Co., Inc.	108
15		Interpublic Group of Cos., Inc. (a)	110
10		McGraw-Hill Cos., Inc. (The)	326
1		Meredith Corp.	34
3		New York Times Co. (The), Class A (a)	38
68		News Corp., Class A	911
9		Omnicom Group, Inc.	345
3		Scripps Networks Interactive, Inc., Class A	107
11		Time Warner Cable, Inc.	498
35		Time Warner, Inc.	1,025
18		Viacom, Inc., Class B (a)	544
58		Walt Disney Co. (The)	1,817
—	(h)	Washington Post Co. (The), Class B	79
			8,873
		Multiline Retail — 0.9%
2		Big Lots, Inc. (a)	84
4		Family Dollar Stores, Inc.	138
7		J.C. Penney Co., Inc.	197
9		Kohl’s Corp. (a)	499
13		Macy’s, Inc.	244
5		Nordstrom, Inc.	184
1		Sears Holdings Corp. (a) (c)	140
23		Target Corp.	1,172
			2,658
		Specialty Retail — 2.1%
3		Abercrombie & Fitch Co., Class A	97
3		AutoNation, Inc. (a)	50
1		AutoZone, Inc. (a)	150
8		Bed Bath & Beyond, Inc. (a)	331
10		Best Buy Co., Inc.	377
5		GameStop Corp., Class A (a)	86
14		Gap, Inc. (The)	309
51		Home Depot, Inc.	1,604
8		Limited Brands, Inc.	179
45		Lowe’s Cos., Inc.	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
8	Office Depot, Inc. (a)	60
4	O’Reilly Automotive, Inc. (a)	163
4	RadioShack Corp.	74
4	Ross Stores, Inc.	185
3	Sherwin-Williams Co. (The)	182
22	Staples, Inc.	564
4	Tiffany & Co.	167
13	TJX Cos., Inc.	528
4	Urban Outfitters, Inc. (a)	126
		6,287
	Textiles, Apparel & Luxury Goods — 0.5%
10	Coach, Inc.	351
12	Nike, Inc., Class B	796
2	Polo Ralph Lauren Corp.	139
3	V.F. Corp.	208
		1,494
	Total Consumer Discretionary	29,827
	Consumer Staples — 11.4%
	Beverages — 2.5%
3	Brown-Forman Corp., Class B	174
70	Coca-Cola Co. (The)	3,694
10	Coca-Cola Enterprises, Inc.	245
6	Constellation Brands, Inc., Class A (a)	91
8	Dr. Pepper Snapple Group, Inc.	244
5	Molson Coors Brewing Co., Class B	192
4	Pepsi Bottling Group, Inc.	165
47	PepsiCo, Inc.	2,948
		7,753
	Food & Staples Retailing — 2.7%
13	Costco Wholesale Corp.	804
43	CVS/Caremark Corp.	1,439
20	Kroger Co. (The)	435
12	Safeway, Inc.	306
6	SUPERVALU, Inc.	98
18	SYSCO Corp.	517
30	Walgreen Co.	1,054
65	Wal-Mart Stores, Inc.	3,488
5	Whole Foods Market, Inc. (a)	183
		8,324
	Food Products — 1.8%
19	Archer-Daniels-Midland Co.	570
6	Campbell Soup Co.	191
13	ConAgra Foods, Inc.	327
5	Dean Foods Co. (a)	80
10	General Mills, Inc.	711
10	H.J. Heinz Co.	438
5	Hershey Co. (The)	200
2	Hormel Foods Corp.	87
4	JM Smucker Co. (The)	215
8	Kellogg Co.	401
53	Kraft Foods, Inc., Class A	1,509
4	McCormick & Co., Inc. (Non-Voting)	147
21	Sara Lee Corp.	286
9	Tyson Foods, Inc., Class A	157
		5,319
	Household Products — 2.6%
4	Clorox Co.	259
15	Colgate-Palmolive Co.	1,247
13	Kimberly-Clark Corp.	762
88	Procter & Gamble Co. (The)	5,591
		7,859
	Personal Products — 0.3%
13	Avon Products, Inc.	393
4	Estee Lauder Cos., Inc. (The), Class A	215
6	Mead Johnson Nutrition Co., Class A	292
		900
	Tobacco — 1.5%
63	Altria Group, Inc.	1,260
5	Lorillard, Inc.	355
58	Philip Morris International, Inc.	2,821
5	Reynolds American, Inc.	270
		4,706
	Total Consumer Staples	34,861
	Energy — 11.0%
	Energy Equipment & Services — 1.8%
9	Baker Hughes, Inc.	449
9	BJ Services Co.	194
7	Cameron International Corp. (a)	304
2	Diamond Offshore Drilling, Inc. (c)	183
4	FMC Technologies, Inc. (a)	207
27	Halliburton Co.	822
3	Helmerich & Payne, Inc.	129
9	Nabors Industries Ltd., (Bermuda) (a)	189
13	National Oilwell Varco, Inc.	550
3	Rowan Cos., Inc. (a)	89
36	Schlumberger Ltd.	2,219
7	Smith International, Inc.	307
		5,642

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Oil, Gas & Consumable Fuels — 9.2%
15		Anadarko Petroleum Corp.	1,042
10		Apache Corp.	1,054
3		Cabot Oil & Gas Corp.	126
20		Chesapeake Energy Corp.	520
61		Chevron Corp.	4,386
45		ConocoPhillips	2,153
5		Consol Energy, Inc.	275
8		Denbury Resources, Inc. (a)	106
13		Devon Energy Corp.	925
21		El Paso Corp.	222
8		EOG Resources, Inc.	718
144		Exxon Mobil Corp.	9,331
9		Hess Corp.	518
21		Marathon Oil Corp.	620
3		Massey Energy Co.	111
6		Murphy Oil Corp.	300
5		Noble Energy, Inc.	381
25		Occidental Petroleum Corp.	1,960
8		Peabody Energy Corp.	372
3		Pioneer Natural Resources Co.	163
5		Range Resources Corp.	241
10		Southwestern Energy Co. (a)	444
20		Spectra Energy Corp.	426
4		Sunoco, Inc.	93
4		Tesoro Corp.	50
17		Valero Energy Corp.	299
18		Williams Cos., Inc. (The)	380
18		XTO Energy, Inc.	802
			28,018
		Total Energy	33,660
		Financials — 15.8%
		Capital Markets — 2.6%
8		Ameriprise Financial, Inc.	309
36		Bank of New York Mellon Corp. (The)	1,038
29		Charles Schwab Corp. (The)	528
47		E*Trade Financial Corp. (a)	75
3		Federated Investors, Inc., Class B	67
5		Franklin Resources, Inc.	458
16		Goldman Sachs Group, Inc. (The)	2,430
13		Invesco Ltd.	254
5		Janus Capital Group, Inc.	69
5		Legg Mason, Inc.	127
41		Morgan Stanley	1,158
7		Northern Trust Corp.	389
15		State Street Corp.	672
8		T. Rowe Price Group, Inc.	395
			7,969
		Commercial Banks — 2.9%
21		BB&T Corp.	593
5		Comerica, Inc.	165
24		Fifth Third Bancorp	294
7		First Horizon National Corp. (a)	86
22		Huntington Bancshares, Inc.	104
27		KeyCorp	190
2		M&T Bank Corp. (c)	194
16		Marshall & Ilsley Corp.	112
16		PNC Financial Services Group, Inc.	840
36		Regions Financial Corp.	242
15		SunTrust Banks, Inc.	359
58		U.S. Bancorp	1,423
155		Wells Fargo & Co.	4,226
4		Zions Bancorp (c)	77
			8,905
		Consumer Finance — 0.8%
36		American Express Co.	1,373
14		Capital One Financial Corp.	514
16		Discover Financial Services	224
14		SLM Corp. (a)	160
			2,271
		Diversified Financial Services — 4.4%
300		Bank of America Corp.	5,006
590		Citigroup, Inc. (a)	2,005
2		CME Group, Inc.	607
2		IntercontinentalExchange, Inc. (a)	238
119		JPMorgan Chase & Co. (q)	4,999
6		Leucadia National Corp. (a)	136
6		Moody’s Corp.	158
4		NASDAQ OMX Group, Inc. (The) (a)	83
8		NYSE Euronext	207
			13,439
		Insurance — 3.8%
14		Aflac, Inc.	700
16		Allstate Corp. (The)	507
4		American International Group, Inc. (a) (c)	101
8		AON Corp.	339
4		Assurant, Inc.	108
—	(h)	Berkshire Hathaway, Inc., Class A (a)	719
41		Berkshire Hathaway, Inc., Class B (a)	3,292
10		Chubb Corp.	521

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
5	Cincinnati Financial Corp.	132
15	Genworth Financial, Inc., Class A (a)	235
12	Hartford Financial Services Group, Inc.	282
9	Lincoln National Corp.	230
11	Loews Corp.	398
16	Marsh & McLennan Cos., Inc.	370
25	MetLife, Inc.	901
10	Principal Financial Group, Inc.	224
20	Progressive Corp. (The)	349
14	Prudential Financial, Inc.	735
3	Torchmark Corp.	116
17	Travelers Cos., Inc. (The)	869
10	Unum Group	209
10	XL Capital Ltd., (Bermuda), Class A	189
		11,526
	Real Estate Investment Trusts (REITs) — 1.2%
4	Apartment Investment & Management Co., Class A	59
2	AvalonBay Communities, Inc.	200
4	Boston Properties, Inc.	285
8	Equity Residential	301
9	HCP, Inc.	255
4	Health Care REIT, Inc.	158
19	Host Hotels & Resorts, Inc. (a)	223
12	Kimco Realty Corp.	169
5	Plum Creek Timber Co., Inc.	176
14	ProLogis	184
4	Public Storage	337
9	Simon Property Group, Inc.	675
5	Ventas, Inc.	209
5	Vornado Realty Trust	312
		3,543
	Real Estate Management & Development — 0.0% (g)
8	CB Richard Ellis Group, Inc., Class A (a)	107
	Thrifts & Mortgage Finance — 0.1%
14	Hudson City Bancorp, Inc.	193
11	People’s United Financial, Inc.	179
		372
	Total Financials	48,132
	Health Care — 12.4%
	Biotechnology — 1.6%
31	Amgen, Inc. (a)	1,733
8	Biogen Idec, Inc. (a)	448
14	Celgene Corp. (a)	827
2	Cephalon, Inc. (a)	155
8	Genzyme Corp. (a)	459
27	Gilead Sciences, Inc. (a)	1,295
		4,917
	Health Care Equipment & Supplies — 2.0%
18	Baxter International, Inc.	1,038
7	Becton, Dickinson & Co.	558
46	Boston Scientific Corp. (a)	353
3	C.R. Bard, Inc.	245
5	CareFusion Corp. (a)	135
5	DENTSPLY International, Inc.	152
5	Hospira, Inc. (a)	257
1	Intuitive Surgical, Inc. (a)	401
33	Medtronic, Inc.	1,453
10	St. Jude Medical, Inc. (a)	386
9	Stryker Corp.	453
4	Varian Medical Systems, Inc. (a)	184
6	Zimmer Holdings, Inc. (a)	369
		5,984
	Health Care Providers & Services — 2.2%
13	Aetna, Inc.	393
9	AmerisourceBergen Corp.	244
11	Cardinal Health, Inc.	373
8	CIGNA Corp.	283
4	Coventry Health Care, Inc. (a)	104
3	DaVita, Inc. (a)	190
8	Express Scripts, Inc. (a)	798
5	Humana, Inc. (a)	243
3	Laboratory Corp. of America Holdings (a)	235
8	McKesson Corp.	479
14	Medco Health Solutions, Inc. (a)	912
3	Patterson Cos., Inc. (a)	84
5	Quest Diagnostics, Inc.	266
13	Tenet Healthcare Corp. (a)	69
35	UnitedHealth Group, Inc.	1,190
14	WellPoint, Inc. (a)	857
		6,720
	Life Sciences Tools & Services — 0.4%
5	Life Technologies Corp. (a)	274
2	Millipore Corp. (a)	159
4	PerkinElmer, Inc.	78
12	Thermo Fisher Scientific, Inc. (a)	602
3	Waters Corp. (a)	171
		1,284

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — 6.2%
47	Abbott Laboratories	2,539
9	Allergan, Inc.	543
52	Bristol-Myers Squibb Co.	1,269
31	Eli Lilly & Co.	1,050
9	Forest Laboratories, Inc. (a)	273
83	Johnson & Johnson	5,256
8	King Pharmaceuticals, Inc. (a)	84
92	Merck & Co., Inc.	3,406
9	Mylan, Inc. (a) (c)	197
244	Pfizer, Inc.	4,282
3	Watson Pharmaceuticals, Inc. (a)	128
		19,027
	Total Health Care	37,932
	Industrials — 10.2%
	Aerospace & Defense — 2.9%
22	Boeing Co. (The)	1,388
12	General Dynamics Corp.	846
4	Goodrich Corp.	247
23	Honeywell International, Inc.	927
6	ITT Corp.	283
4	L-3 Communications Holdings, Inc.	321
10	Lockheed Martin Corp.	752
9	Northrop Grumman Corp.	581
4	Precision Castparts Corp.	480
12	Raytheon Co.	652
5	Rockwell Collins, Inc.	267
28	United Technologies Corp.	1,946
		8,690
	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	270
6	Expeditors International of Washington, Inc.	234
9	FedEx Corp.	801
30	United Parcel Service, Inc., Class B	1,763
		3,068
	Airlines — 0.1%
22	Southwest Airlines Co.	282
	Building Products — 0.1%
11	Masco Corp.	145
	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	108
4	Cintas Corp.	98
5	Iron Mountain, Inc. (a)	142
6	Pitney Bowes, Inc.	143
6	R.R. Donnelley & Sons Co.	123
10	Republic Services, Inc.	275
3	Stericycle, Inc. (a)	141
15	Waste Management, Inc.	489
		1,519
	Construction & Engineering — 0.2%
5	Fluor Corp.	232
4	Jacobs Engineering Group, Inc. (a)	146
6	Quanta Services, Inc. (a)	120
		498
	Electrical Equipment — 0.5%
23	Emerson Electric Co.	1,077
1	First Solar, Inc. (a) (c)	155
4	Rockwell Automation, Inc.	233
3	Roper Industries, Inc.	152
		1,617
	Industrial Conglomerates — 2.3%
21	3M Co.	1,716
322	General Electric Co.	5,171
8	Textron, Inc.	163
		7,050
	Machinery — 1.7%
19	Caterpillar, Inc.	1,074
6	Cummins, Inc.	346
8	Danaher Corp.	582
13	Deere & Co.	733
6	Dover Corp.	255
5	Eaton Corp.	341
2	Flowserve Corp.	169
12	Illinois Tool Works, Inc.	531
11	PACCAR, Inc.	389
4	Pall Corp.	139
5	Parker Hannifin Corp.	293
2	Snap-On, Inc.	74
2	Stanley Works (The) (c)	139
		5,065
	Professional Services — 0.1%
2	Dun & Bradstreet Corp.	110
4	Equifax, Inc.	123
4	Monster Worldwide, Inc. (a)	53
5	Robert Half International, Inc.	128
		414

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — 0.7%
12	CSX Corp.	563
11	Norfolk Southern Corp.	572
2	Ryder System, Inc.	60
15	Union Pacific Corp.	1,028
		2,223
	Trading Companies & Distributors — 0.1%
4	Fastenal Co. (c)	177
2	W.W. Grainger, Inc.	194
		371
	Total Industrials	30,942
	Information Technology — 18.5%
	Communications Equipment — 2.4%
174	Cisco Systems, Inc. (a)	4,232
4	Harris Corp.	180
7	JDS Uniphase Corp. (a)	72
16	Juniper Networks, Inc. (a)	445
70	Motorola, Inc. (a)	472
51	QUALCOMM, Inc.	1,853
12	Tellabs, Inc.	81
		7,335
	Computers & Peripherals — 5.6%
27	Apple, Inc. (a)	5,573
52	Dell, Inc. (a)	689
62	EMC Corp. (a)	1,079
72	Hewlett-Packard Co.	3,642
40	International Business Machines Corp.	5,051
2	Lexmark International, Inc., Class A (a)	79
10	NetApp, Inc. (a)	307
3	QLogic Corp. (a)	63
7	SanDisk Corp. (a)	201
5	Teradata Corp. (a)	158
7	Western Digital Corp. (a)	263
		17,105
	Electronic Equipment, Instruments & Components — 0.5%
10	Agilent Technologies, Inc. (a)	328
5	Amphenol Corp., Class A	216
47	Corning, Inc.	830
5	FLIR Systems, Inc. (a)	123
6	Jabil Circuit, Inc.	87
4	Molex, Inc.	84
		1,668
	Internet Software & Services — 1.8%
5	Akamai Technologies, Inc. (a)	136
34	eBay, Inc. (a)	783
7	Google, Inc., Class A (a)	3,841
6	VeriSign, Inc. (a) (c)	145
36	Yahoo!, Inc. (a)	551
		5,456
	IT Services — 1.5%
15	Automatic Data Processing, Inc.	635
9	Cognizant Technology Solutions Corp., Class A (a)	429
5	Computer Sciences Corp. (a)	239
10	Fidelity National Information Services, Inc.	223
5	Fiserv, Inc. (a)	225
3	MasterCard, Inc., Class A	651
10	Paychex, Inc.	291
9	SAIC, Inc. (a)	182
6	Total System Services, Inc.	85
14	Visa, Inc., Class A	1,155
21	Western Union Co. (The)	330
		4,445
	Office Electronics — 0.1%
41	Xerox Corp.	383
	Semiconductors & Semiconductor Equipment — 2.5%
17	Advanced Micro Devices, Inc. (a)	135
9	Altera Corp.	218
9	Analog Devices, Inc.	258
40	Applied Materials, Inc.	494
13	Broadcom Corp., Class A	408
167	Intel Corp.	3,428
5	KLA-Tencor Corp.	150
7	Linear Technology Corp.	183
20	LSI Corp. (a)	106
7	MEMC Electronic Materials, Inc. (a)	82
6	Microchip Technology, Inc. (c)	150
26	Micron Technology, Inc. (a)	233
7	National Semiconductor Corp.	103
3	Novellus Systems, Inc. (a)	65
17	NVIDIA Corp. (a)	272
5	Teradyne, Inc. (a)	53
38	Texas Instruments, Inc.	924
8	Xilinx, Inc.	216
		7,478

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 4.1%
16	Adobe Systems, Inc. (a)	549
7	Autodesk, Inc. (a)	193
6	BMC Software, Inc. (a)	204
12	CA, Inc.	270
6	Citrix Systems, Inc. (a)	238
7	Compuware Corp. (a)	52
10	Electronic Arts, Inc. (a)	163
10	Intuit, Inc. (a)	310
5	McAfee, Inc. (a)	189
234	Microsoft Corp.	6,695
10	Novell, Inc. (a)	49
118	Oracle Corp.	2,915
6	Red Hat, Inc. (a)	159
3	Salesforce.com, Inc. (a)	226
25	Symantec Corp. (a)	405
		12,617
	Total Information Technology	56,487
	Materials — 3.4%
	Chemicals — 1.9%
6	Air Products & Chemicals, Inc.	439
2	Airgas, Inc.	159
1	CF Industries Holdings, Inc.	156
35	Dow Chemical Co. (The)	979
27	E.l. du Pont de Nemours & Co.	921
2	Eastman Chemical Co.	131
7	Ecolab, Inc.	303
2	FMC Corp.	125
2	International Flavors & Fragrances, Inc.	101
16	Monsanto Co.	1,164
5	PPG Industries, Inc.	311
9	Praxair, Inc.	697
4	Sigma-Aldrich Corp.	175
		5,661
	Construction Materials — 0.1%
4	Vulcan Materials Co.	165
	Containers & Packaging — 0.2%
3	Ball Corp.	154
3	Bemis Co., Inc.	96
5	Owens-Illinois, Inc. (a)	151
4	Pactiv Corp. (a)	99
5	Sealed Air Corp.	98
		598
	Metals & Mining — 1.0%
3	AK Steel Holding Corp.	71
29	Alcoa, Inc.	392
3	Allegheny Technologies, Inc.	130
4	Cliffs Natural Resources, Inc.	223
13	Freeport-McMoRan Copper & Gold, Inc.	977
15	Newmont Mining Corp.	730
10	Nucor Corp.	394
3	Titanium Metals Corp. (a)	30
4	United States Steel Corp. (c)	229
		3,176
	Paper & Forest Products — 0.2%
13	International Paper Co.	303
5	MeadWestvaco Corp.	119
6	Weyerhaeuser Co.	258
		680
	Total Materials	10,280
	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.5%
178	AT&T, Inc.	4,427
9	CenturyTel, Inc.	308
9	Frontier Communications Corp. (c)	74
45	Qwest Communications International, Inc.	205
86	Verizon Communications, Inc.	2,485
13	Windstream Corp.	134
		7,633
	Wireless Telecommunication Services — 0.3%
12	American Tower Corp., Class A (a)	518
8	MetroPCS Communications, Inc. (a)	48
90	Sprint Nextel Corp. (a)	299
		865
	Total Telecommunication Services	8,498
	Utilities — 3.5%
	Electric Utilities — 1.8%
5	Allegheny Energy, Inc.	116
14	American Electric Power Co., Inc.	486
39	Duke Energy Corp.	645
10	Edison International	321
6	Entergy Corp.	434
20	Exelon Corp.	863
9	FirstEnergy Corp.	356
12	FPL Group, Inc.	579
5	Northeast Utilities	136
7	Pepco Holdings, Inc.	113
3	Pinnacle West Capital Corp.	111
11	PPL Corp.	325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
8	Progress Energy, Inc.	324
24	Southern Co.	769
		5,578
	Gas Utilities — 0.2%
4	EQT Corp.	173
1	Nicor, Inc.	57
5	Questar Corp.	221
		451
	Independent Power Producers & Energy Traders — 0.2%
20	AES Corp. (The) (a)	236
6	Constellation Energy Group, Inc.	213
8	NRG Energy, Inc. (a)	169
		618
	Multi-Utilities — 1.3%
7	Ameren Corp.	177
12	CenterPoint Energy, Inc.	158
7	CMS Energy Corp.	106
8	Consolidated Edison, Inc.	363
18	Dominion Resources, Inc.	686
5	DTE Energy Co.	217
2	Integrys Energy Group, Inc.	102
8	NiSource, Inc.	125
11	PG&E Corp.	470
15	Public Service Enterprise Group, Inc.	455
3	SCANA Corp.	121
7	Sempra Energy	366
6	TECO Energy, Inc.	99
4	Wisconsin Energy Corp.	171
14	Xcel Energy, Inc.	287
		3,903
	Total Utilities	10,550
	Total Common Stocks (Cost $289,218)	301,169
Investment Company — 0.2%
4	SPDR Trust, Series 1, (Cost $396)	410
Short-Term Investments — 1.0%
	Investment Company — 0.7%
2,266	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080%, (b) (l) (m)	2,266

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.3%
746	U.S. Treasury Bill, 0.129%, 06/03/10 (k) (n)	746
	Total Short-Term Investments (Cost $3,012)	3,012
Investments of Cash Collateral for Securities on Loan — 0.5%
	Corporate Note — 0.1%
500	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	497

SHARES
	Investment Company — 0.4%
1,131	JPMorgan Prime Money Market Fund, Capital Shares, 0.090%, (b) (l)	1,131
	Total Investments of Cash Collateral for Securities on Loan (Cost $1,631)	1,628
	Total Investments — 100.5% (Cost $294,257)	306,219
	Liabilities in Excess of Other Assets — (0.5)%	(1,397)
	NET ASSETS — 100.0%	$304,822

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 02/28/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	S&P 500 Index	03/18/10	$2,759	$(27)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.7%
		AmeriCredit Automobile Receivables Trust,
60		Series 2005-BM, Class A4, VAR, 0.308%, 05/06/12	59
652		Series 2006-BG, Class A4, 5.210%, 09/06/13	673
51		Series 2007-CM, Class A3B, VAR, 0.258%, 05/07/12	51
175		Series 2009-1, Class A3, 3.040%, 10/15/13	180
30		Series 2010-1, Class A2, 0.970%, 01/15/13	30
25		Series 2010-1, Class A3, 1.660%, 03/17/14	25
		Bank of America Auto Trust,
575		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	589
150		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	157
130		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	130
100		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	100
93		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.599%, 04/25/36 (f) (i)	63
41		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	41
60		CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60
150		Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	154
500		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	534
65		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	46
		Ford Credit Auto Owner Trust,
701		Series 2006-B, Class A4, 5.250%, 09/15/11	714
175		Series 2007-B, Class A3A, 5.150%, 11/15/11	179
250		Series 2009-B, Class A3, 2.790%, 08/15/13	256
200		Series 2009-B, Class A4, 4.500%, 07/15/14	214
123		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	99
		HFC Home Equity Loan Asset Backed Certificates,
112		Series 2005-2, Class A1, VAR, 0.499%, 01/20/35	105
85		Series 2006-1, Class A1, VAR, 0.389%, 01/20/36	74
100		Series 2007-3, Class APT, VAR, 1.429%, 11/20/36	91
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	323
100		Series 2009-2, Class A4, 4.430%, 07/15/15	106
150		Series 2009-3, Class A3, 2.310%, 05/15/13	153
150		Series 2009-3, Class A4, 3.300%, 09/15/15	155
150		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	153
407		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	434
		World Omni Auto Receivables Trust,
96		Series 2007-B, Class A3A, 5.280%, 01/17/12	98
135		Series 2010-A, Class A4, 2.210%, 05/15/15	135
		Total Asset-Backed Securities (Cost $6,086)	6,181
Collateralized Mortgage Obligations — 33.3%
		Agency CMO — 27.7%
111		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	120
		Federal Home Loan Mortgage Corp. REMICS,
11		Series 11, Class D, 9.500%, 07/15/19	12
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
6		Series 46, Class B, 7.800%, 09/15/20	6
2		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	6
26		Series 114, Class H, 6.950%, 01/15/21	28
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	3
2		Series 1084, Class F, VAR, 1.200%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	2
13		Series 1144, Class KB, 8.500%, 09/15/21	15
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	3
20		Series 1206, Class IA, 7.000%, 03/15/22	20
61		Series 1212, Class IZ, 8.000%, 02/15/22	62
13		Series 1250, Class J, 7.000%, 05/15/22	14
41		Series 1343, Class LA, 8.000%, 08/15/22	45
175		Series 1466, Class PZ, 7.500%, 02/15/23	192
2		Series 1470, Class F, VAR, 2.828%, 02/15/23	2
69		Series 1491, Class I, 7.500%, 04/15/23	70
69		Series 1518, Class G, IF, 8.804%, 05/15/23	74
61		Series 1541, Class O, VAR, 3.720%, 07/15/23	60
3		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	4
57		Series 1607, Class H, 6.250%, 10/15/13	57
217		Series 1608, Class L, 6.500%, 09/15/23	236

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
186	Series 1609, Class LG, IF, 16.792%, 11/15/23	222
16	Series 1611, Class JA, VAR, 1.625%, 08/15/23	16
14	Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	15
4	Series 1671, Class L, 7.000%, 02/15/24	4
30	Series 1700, Class GA, PO, 02/15/24	26
352	Series 1706, Class K, 7.000%, 03/15/24	383
994	Series 1720, Class PL, 7.500%, 04/15/24	1,036
25	Series 1745, Class D, 7.500%, 08/15/24	28
76	Series 1798, Class F, 5.000%, 05/15/23	78
3	Series 1807, Class G, 9.000%, 10/15/20	3
299	Series 1927, Class PH, 7.500%, 01/15/27	313
144	Series 1981, Class Z, 6.000%, 05/15/27	154
46	Series 1987, Class PE, 7.500%, 09/15/27	51
57	Series 2025, Class PE, 6.300%, 01/15/13	57
22	Series 2033, Class SN, HB, IF, 23.222%, 03/15/24	12
61	Series 2038, Class PN, IO, 7.000%, 03/15/28	9
272	Series 2040, Class PE, 7.500%, 03/15/28	309
85	Series 2056, Class TD, 6.500%, 05/15/18	93
365	Series 2063, Class PG, 6.500%, 06/15/28	389
53	Series 2064, Class TE, 7.000%, 06/15/28	57
253	Series 2075, Class PH, 6.500%, 08/15/28	275
246	Series 2075, Class PM, 6.250%, 08/15/28	266
68	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
35	Series 2102, Class TC, 6.000%, 12/15/13	37
197	Series 2115, Class PE, 6.000%, 01/15/14	208
192	Series 2125, Class JZ, 6.000%, 02/15/29	207
27	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506	Series 2169, Class TB, 7.000%, 06/15/29	557
197	Series 2172, Class QC, 7.000%, 07/15/29	214
2	Series 2196, Class TL, 7.500%, 11/15/29	2
98	Series 2201, Class C, 8.000%, 11/15/29	108
193	Series 2210, Class Z, 8.000%, 01/15/30	207
78	Series 2224, Class CB, 8.000%, 03/15/30	85
112	Series 2256, Class MC, 7.250%, 09/15/30	122
163	Series 2259, Class ZM, 7.000%, 10/15/30	178
129	Series 2271, Class PC, 7.250%, 12/15/30	130
202	Series 2283, Class K, 6.500%, 12/15/23	222
72	Series 2296, Class PD, 7.000%, 03/15/31	77
37	Series 2306, Class K, PO, 05/15/24	31
89	Series 2306, Class SE, IF, IO, 6.940%, 05/15/24	14
73	Series 2333, Class HC, 6.000%, 07/15/31	77
91	Series 2344, Class QG, 6.000%, 08/15/16	98
1,590	Series 2344, Class ZD, 6.500%, 08/15/31	1,744
197	Series 2344, Class ZJ, 6.500%, 08/15/31	216
135	Series 2345, Class NE, 6.500%, 08/15/31	148
155	Series 2345, Class PQ, 6.500%, 08/15/16	168
140	Series 2347, Class VP, 6.500%, 03/15/20	151
230	Series 2351, Class PZ, 6.500%, 08/15/31	253
108	Series 2355, Class BP, 6.000%, 09/15/16	116
118	Series 2360, Class PG, 6.000%, 09/15/16	125
107	Series 2366, Class MD, 6.000%, 10/15/16	114
186	Series 2391, Class QR, 5.500%, 12/15/16	199
202	Series 2391, Class VQ, 6.000%, 10/15/12	210
297	Series 2405, Class PE, 6.000%, 01/15/17	321
139	Series 2410, Class NG, 6.500%, 02/15/32	152
175	Series 2410, Class OE, 6.375%, 02/15/32	189
68	Series 2410, Class QX, IF, IO, 8.419%, 02/15/32	11
404	Series 2412, Class SP, IF, 15.639%, 02/15/32	473
79	Series 2423, Class MC, 7.000%, 03/15/32	87
157	Series 2423, Class MT, 7.000%, 03/15/32	173
243	Series 2435, Class CJ, 6.500%, 04/15/32	270
405	Series 2435, Class VH, 6.000%, 07/15/19	429
244	Series 2441, Class GF, 6.500%, 04/15/32	269
194	Series 2444, Class ES, IF, IO, 7.719%, 03/15/32	27
217	Series 2450, Class GZ, 7.000%, 05/15/32	237
77	Series 2450, Class SW, IF, IO, 7.769%, 03/15/32	10
405	Series 2455, Class GK, 6.500%, 05/15/32	444
348	Series 2460, Class VZ, 6.000%, 11/15/29	356
645	Series 2466, Class DH, 6.500%, 06/15/32	707
718	Series 2466, Class PG, 6.500%, 04/15/32	771
288	Series 2474, Class NR, 6.500%, 07/15/32	317
509	Series 2484, Class LZ, 6.500%, 07/15/32	555
607	Series 2500, Class MC, 6.000%, 09/15/32	663
607	Series 2512, Class PG, 5.500%, 10/15/22	659
19	Series 2519, Class BT, 8.500%, 09/15/31	20
40	Series 2527, Class VU, 5.500%, 10/15/13	40
211	Series 2535, Class BK, 5.500%, 12/15/22	228
425	Series 2537, Class TE, 5.500%, 12/15/17	457
675	Series 2543, Class YX, 6.000%, 12/15/32	735
148	Series 2565, Class MB, 6.000%, 05/15/30	153
810	Series 2575, Class ME, 6.000%, 02/15/33	883
159	Series 2586, Class WI, IO, 6.500%, 03/15/33	29
82	Series 2594, Class VA, 6.000%, 03/15/14	82
397	Series 2594, Class VQ, 6.000%, 08/15/20	418

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
720		Series 2597, Class AD, 6.500%, 03/15/32	752
181		Series 2597, Class DS, IF, IO, 7.319%, 02/15/33	8
550		Series 2599, Class DS, IF, IO, 6.769%, 02/15/33	30
667		Series 2610, Class DS, IF, IO, 6.869%, 03/15/33	47
382		Series 2611, Class SH, IF, IO, 7.419%, 10/15/21	25
405		Series 2617, Class GR, 4.500%, 05/15/18	428
114		Series 2619, Class IM, IO, 5.000%, 10/15/21	6
300		Series 2622, Class PE, 4.500%, 05/15/18	318
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,038
202		Series 2631, Class LC, 4.500%, 06/15/18	213
202		Series 2640, Class VE, 3.250%, 07/15/22	206
25		Series 2643, Class HI, IO, 4.500%, 12/15/16	1
513		Series 2651, Class VZ, 4.500%, 07/15/18	540
93		Series 2656, Class SH, HB, IF, 20.908%, 02/15/25	101
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,052
251		Series 2668, Class SB, IF, 6.995%, 10/15/15	261
202		Series 2672, Class ME, 5.000%, 11/15/22	216
506		Series 2675, Class CK, 4.000%, 09/15/18	526
355		Series 2682, Class YS, IF, 8.657%, 10/15/33	329
1,000		Series 2684, Class PO, PO, 01/15/33	788
243		Series 2684, Class TO, PO, 10/15/33	187
83		Series 2686, Class GB, 5.000%, 05/15/20	86
141		Series 2691, Class WS, IF, 8.654%, 10/15/33	128
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,043
195		Series 2705, Class SC, IF, 8.654%, 11/15/33	178
195		Series 2705, Class SD, IF, 8.703%, 11/15/33	183
55		Series 2739, Class S, IF, 11.539%, 01/15/34	55
150		Series 2744, Class FE, VAR, 02/15/34	146
405		Series 2744, Class TU, 5.500%, 05/15/32	416
172		Series 2753, Class S, IF, 11.539%, 02/15/34	171
119		Series 2755, Class PA, PO, 02/15/29	115
75		Series 2755, Class SA, IF, 13.739%, 05/15/30	83
49		Series 2769, Class PO, PO, 03/15/34	42
295		Series 2776, Class SK, IF, 8.729%, 04/15/34	275
300		Series 2802, Class MB, 5.500%, 11/15/31	319
296		Series 2815, Class YS, IF, 9.571%, 01/15/34	294
130		Series 2841, Class YA, 5.500%, 07/15/27	131
844		Series 2907, Class VC, 4.500%, 05/15/34	862
432		Series 2934, Class EC, PO, 02/15/20	388
312		Series 2990, Class SL, HB, IF, 23.648%, 06/15/34	422
500		Series 2999, Class ND, 4.500%, 07/15/20	523
459		Series 3068, Class AO, PO, 01/15/35	437
461		Series 3117, Class EO, PO, 02/15/36	382
61		Series 3117, Class OK, PO, 02/15/36	52
739		Series 3122, Class OH, PO, 03/15/36	623
634		Series 3137, Class XP, 6.000%, 04/15/36	691
48		Series 3149, Class SO, PO, 05/15/36	41
705		Series 3152, Class MO, PO, 03/15/36	568
56		Series 3158, Class LX, VAR, 05/15/36	54
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,066
137		Series 3167, Class QA, 6.000%, 10/15/26	138
343		Series 3171, Class MO, PO, 06/15/36	293
356		Series 3179, Class OA, PO, 07/15/36	300
1,271		Series 3202, Class HI, IF, IO, 6.419%, 08/15/36	144
504		Series 3232, Class ST, IF, IO, 6.469%, 10/15/36	67
567		Series 3253, Class PO, PO, 12/15/21	520
818		Series 3481, Class SJ, IF, IO, 5.619%, 08/15/38	65
385		Series 3611, Class PO, PO, 07/15/34	331
195		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	19
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
61		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	68
53		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	60
532		Series T-54, Class 2A, 6.500%, 02/25/43	575
184		Series T-54, Class 3A, 7.000%, 02/25/43	203
50		Series T-58, Class APO, PO, 09/25/43	43
407		Series T-76, Class 2A, VAR, 4.845%, 10/25/37	416
212		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	240
		Federal National Mortgage Association REMICS,
4		Series 1988-7, Class Z, 9.250%, 04/25/18	4
19		Series 1989-70, Class G, 8.000%, 10/25/19	21
8		Series 1989-78, Class H, 9.400%, 11/25/19	9
6		Series 1989-83, Class H, 8.500%, 11/25/19	6
6		Series 1989-89, Class H, 9.000%, 11/25/19	6
2		Series 1990-1, Class D, 8.800%, 01/25/20	3
3		Series 1990-7, Class B, 8.500%, 01/25/20	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
18		Series 1990-102, Class J, 6.500%, 08/25/20	19
7		Series 1990-120, Class H, 9.000%, 10/25/20	8
1		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
9		Series 1991-42, Class S, IF, 17.238%, 05/25/21	11
138		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	210
9		Series 1992-143, Class MA, 5.500%, 09/25/22	10
63		Series 1993-25, Class J, 7.500%, 03/25/23	69
394		Series 1993-37, Class PX, 7.000%, 03/25/23	430
136		Series 1993-54, Class Z, 7.000%, 04/25/23	148
28		Series 1993-62, Class SA, IF, 16.268%, 04/25/23	35
37		Series 1993-122, Class M, 6.500%, 07/25/23	40
14		Series 1993-165, Class SD, IF, 10.978%, 09/25/23	17
60		Series 1993-178, Class PK, 6.500%, 09/25/23	66
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,121
457		Series 1993-189, Class PL, 6.500%, 10/25/23	504
49		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	63
97		Series 1993-247, Class SA, HB, IF, 22.914%, 12/25/23	137
193		Series 1993-250, Class Z, 7.000%, 12/25/23	208
279		Series 1993-257, Class C, PO, 06/25/23	284
6		Series 1994-9, Class E, PO, 11/25/23	5
253		Series 1996-14, Class SE, IF, IO, 7.090%, 08/25/23	39
13		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	13
30		Series 1996-59, Class J, 6.500%, 08/25/22	33
117		Series 1996-59, Class K, 6.500%, 07/25/23	123
122		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	6
122		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
60		Series 1997-27, Class J, 7.500%, 04/18/27	66
54		Series 1997-29, Class J, 7.500%, 04/20/27	60
117		Series 1997-39, Class PD, 7.500%, 05/20/27	130
50		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	10
7		Series 1998-4, Class C, PO, 04/25/23	6
92		Series 1998-36, Class ZB, 6.000%, 07/18/28	101
589		Series 1998-43, Class EA, PO, 04/25/23	519
298		Series 2000-2, Class ZE, 7.500%, 02/25/30	329
126		Series 2001-4, Class PC, 7.000%, 03/25/21	141
133		Series 2001-5, Class OW, 6.000%, 03/25/16	141
361		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	64
276		Series 2001-36, Class DE, 7.000%, 08/25/31	307
72		Series 2001-44, Class PD, 7.000%, 09/25/31	81
482		Series 2001-48, Class Z, 6.500%, 09/25/21	535
78		Series 2001-49, Class Z, 6.500%, 09/25/31	85
29		Series 2001-52, Class XM, 6.500%, 11/25/10	30
228		Series 2001-71, Class MB, 6.000%, 12/25/16	246
286		Series 2001-71, Class QE, 6.000%, 12/25/16	308
1,601		Series 2001-74, Class MB, 6.000%, 12/25/16	1,736
118		Series 2001-80, Class PE, 6.000%, 07/25/29	123
64		Series 2001-81, Class LO, PO, 01/25/32	55
164		Series 2002-1, Class HC, 6.500%, 02/25/22	181
65		Series 2002-1, Class SA, HB, IF, 24.444%, 02/25/32	82
128		Series 2002-2, Class UC, 6.000%, 02/25/17	137
275		Series 2002-3, Class OG, 6.000%, 02/25/17	297
796		Series 2002-18, Class PC, 5.500%, 04/25/17	842
222		Series 2002-21, Class PE, 6.500%, 04/25/32	244
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	441
205		Series 2002-28, Class PK, 6.500%, 05/25/32	226
285		Series 2002-37, Class Z, 6.500%, 06/25/32	314
458		Series 2002-56, Class UC, 5.500%, 09/25/17	491
82		Series 2002-74, Class LD, 5.000%, 01/25/16	82
442		Series 2002-84, Class VB, 5.500%, 04/25/15	476
35		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
405		Series 2002-94, Class BK, 5.500%, 01/25/18	439
13		Series 2003-8, Class SB, IF, IO, 7.421%, 03/25/16	—	(h)
202		Series 2003-22, Class UD, 4.000%, 04/25/33	199
162		Series 2003-34, Class GB, 6.000%, 03/25/33	176
304		Series 2003-34, Class GE, 6.000%, 05/25/33	332
55		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
405		Series 2003-47, Class PE, 5.750%, 06/25/33	435
128		Series 2003-52, Class SX, HB, IF, 22.264%, 10/25/31	159

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
168	Series 2003-64, Class SX, IF, 13.178%, 07/25/33	173
206	Series 2003-65, Class ML, 4.000%, 07/25/33	205
391	Series 2003-71, Class DS, IF, 7.162%, 08/25/33	335
546	Series 2003-73, Class GA, 3.500%, 05/25/31	560
782	Series 2003-80, Class SY, IF, IO, 7.421%, 06/25/23	86
405	Series 2003-83, Class PG, 5.000%, 06/25/23	431
241	Series 2003-86, Class PW, 4.500%, 06/25/15	242
87	Series 2003-91, Class SD, IF, 12.119%, 09/25/33	88
304	Series 2003-106, Class US, IF, 8.732%, 11/25/23	287
599	Series 2003-116, Class SB, IF, IO, 7.371%, 11/25/33	85
156	Series 2003-128, Class KE, 4.500%, 01/25/14	163
500	Series 2003-128, Class NG, 4.000%, 01/25/19	515
179	Series 2003-130, Class SX, IF, 11.177%, 01/25/34	187
265	Series 2004-1, Class DL, 4.500%, 02/25/18	267
303	Series 2004-14, Class SD, IF, 8.732%, 03/25/34	275
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,029
63	Series 2004-21, Class CO, PO, 04/25/34	40
405	Series 2004-25, Class PC, 5.500%, 01/25/34	436
469	Series 2004-25, Class SA, IF, 18.896%, 04/25/34	546
263	Series 2004-36, Class PC, 5.500%, 02/25/34	283
298	Series 2004-36, Class SA, IF, 18.896%, 05/25/34	346
238	Series 2004-46, Class SK, IF, 15.871%, 05/25/34	264
234	Series 2004-61, Class CO, PO, 10/25/31	223
150	Series 2004-61, Class SH, HB, IF, 23.073%, 11/25/32	194
247	Series 2004-74, Class SW, IF, 15.043%, 11/25/31	299
287	Series 2004-76, Class CL, 4.000%, 10/25/19	298
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,809
205	Series 2005-40, Class YA, 5.000%, 09/25/20	215
281	Series 2005-45, Class DC, HB, IF, 23.471%, 06/25/35	398
288	Series 2005-52, Class PA, 6.500%, 06/25/35	313
324	Series 2005-56, Class S, IF, IO, 6.481%, 07/25/35	41
522	Series 2005-56, Class TP, IF, 17.464%, 08/25/33	602
1,582	Series 2005-68, Class PG, 5.500%, 08/25/35	1,706
604	Series 2005-73, Class PS, IF, 16.128%, 08/25/35	710
277	Series 2005-74, Class CS, IF, 19.391%, 05/25/35	331
201	Series 2005-78, Class DS, IF, 13.119%, 03/25/35	206
558	Series 2005-106, Class US, HB, IF, 23.728%, 11/25/35	798
178	Series 2005-110, Class KS, IF, 14.248%, 05/25/35	183
734	Series 2006-27, Class OH, PO, 04/25/36	621
746	Series 2006-43, Class VB, 6.500%, 10/25/17	813
295	Series 2006-44, Class P, PO, 12/25/33	240
685	Series 2006-59, Class QO, PO, 01/25/33	579
248	Series 2006-65, Class QO, PO, 07/25/36	204
372	Series 2006-72, Class GO, PO, 08/25/36	304
500	Series 2006-77, Class PC, 6.500%, 08/25/36	555
294	Series 2006-79, Class DO, PO, 08/25/36	242
731	Series 2006-110, Class PO, PO, 11/25/36	595
1,000	Series 2006-124, Class HB, VAR, 6.027%, 11/25/36	1,058
651	Series 2007-14, Class ES, IF, IO, 6.211%, 03/25/37	62
341	Series 2007-79, Class SB, HB, IF, 23.178%, 08/25/37	426
500	Series 2007-81, Class GE, 6.000%, 08/25/37	544
576	Series 2007-83, Class PA, 6.000%, 03/25/29	599
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,647
683	Series 2007-88, Class VI, IF, IO, 6.311%, 09/25/37	92
1,789	Series 2007-91, Class ES, IF, IO, 6.231%, 10/25/37	151
292	Series 2007-97, Class MS, IF, 14.247%, 12/25/31	309
647	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	676
807	Series 2007-116, Class HI, IO, VAR, 6.586%, 01/25/38	51
353	Series 2008-10, Class XI, IF, IO, 6.001%, 03/25/38	47
683	Series 2008-16, Class IS, IF, IO, 5.971%, 03/25/38	80
386	Series 2008-28, Class QS, IF, 20.014%, 04/25/38	460

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
844	Series 2008-46, Class HI, IO, VAR, 6.743%, 06/25/38	54
339	Series 2008-66, Class GD, 6.000%, 06/25/30	358
1,000	Series 2009-103, Class MB, 4.000%, 12/25/39	1,047
6	Series G-14, Class L, 8.500%, 06/25/21	6
27	Series G-18, Class Z, 8.750%, 06/25/21	30
8	Series G-22, Class G, 6.000%, 12/25/16	8
20	Series G-35, Class M, 8.750%, 10/25/21	23
82	Series G92-35, Class E, 7.500%, 07/25/22	92
5	Series G92-42, Class Z, 7.000%, 07/25/22	5
106	Series G92-44, Class ZQ, 8.000%, 07/25/22	118
87	Series G92-54, Class ZQ, 7.500%, 09/25/22	97
19	Series G93-5, Class Z, 6.500%, 02/25/23	21
22	Series G95-1, Class C, 8.800%, 01/25/25	25
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
6	Series 218, Class 2, IO, 7.500%, 04/01/23	1
82	Series 329, Class 1, PO, 01/01/33	71
	Federal National Mortgage Association Whole Loan,
21	Series 2002-W5, Class A10, IF, IO, 7.871%, 11/25/30	—	(h)
252	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	272
70	Series 2003-W4, Class 2A, 6.500%, 10/25/42	76
206	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	223
226	Series 2007-W7, Class 1A4, HB, IF, 37.807%, 07/25/37	377
	Government National Mortgage Association,
68	Series 1994-3, Class PQ, 7.488%, 07/16/24	74
238	Series 1994-4, Class KQ, 7.988%, 07/16/24	264
466	Series 1994-7, Class PQ, 6.500%, 10/16/24	508
103	Series 1995-3, Class DQ, 8.050%, 06/16/25	116
26	Series 1995-7, Class CQ, 7.500%, 09/16/25	28
199	Series 1996-16, Class E, 7.500%, 08/16/26	210
41	Series 1998-26, Class K, 7.500%, 09/17/25	44
591	Series 1999-10, Class ZC, 6.500%, 04/20/29	642
73	Series 1999-30, Class S, IF, IO, 8.368%, 08/16/29	10
65	Series 1999-41, Class Z, 8.000%, 11/16/29	73
52	Series 1999-44, Class PC, 7.500%, 12/20/29	58
116	Series 2000-6, Class Z, 7.500%, 02/20/30	127
22	Series 2000-9, Class Z, 8.000%, 06/20/30	24
516	Series 2000-9, Class ZJ, 8.500%, 02/16/30	572
207	Series 2000-14, Class PD, 7.000%, 02/16/30	223
56	Series 2000-16, Class ZN, 7.500%, 02/16/30	61
294	Series 2000-37, Class B, 8.000%, 12/20/30	330
24	Series 2000-38, Class AH, 7.150%, 12/20/30	27
171	Series 2001-7, Class PK, 6.500%, 03/20/31	181
9	Series 2001-32, Class WA, IF, 19.553%, 07/20/31	13
376	Series 2001-64, Class MQ, 6.500%, 12/20/31	404
64	Series 2002-7, Class PG, 6.500%, 01/20/32	69
93	Series 2002-31, Class S, IF, IO, 8.468%, 01/16/31	14
245	Series 2002-40, Class UK, 6.500%, 06/20/32	263
251	Series 2002-47, Class PG, 6.500%, 07/16/32	272
311	Series 2002-47, Class PY, 6.000%, 07/20/32	337
293	Series 2002-47, Class ZA, 6.500%, 07/20/32	317
24	Series 2002-51, Class SG, HB, IF, 31.509%, 04/20/31	34
139	Series 2002-54, Class GB, 6.500%, 08/20/32	151
42	Series 2002-79, Class KV, 6.000%, 11/20/13	42
152	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	9
169	Series 2003-4, Class NY, 5.500%, 12/20/13	181
52	Series 2003-24, Class PO, PO, 03/16/33	43
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	336
222	Series 2003-52, Class AP, PO, 06/16/33	186
48	Series 2004-28, Class S, IF, 19.025%, 04/16/34	55
110	Series 2004-68, Class PO, PO, 05/20/31	106
211	Series 2004-71, Class SB, HB, IF, 28.341%, 09/20/34	289
99	Series 2004-73, Class AE, IF, 14.383%, 08/17/34	112
1,038	Series 2004-90, Class SI, IF, IO, 5.871%, 10/20/34	87
293	Series 2005-68, Class DP, IF, 15.883%, 06/17/35	326
1,870	Series 2005-68, Class KI, IF, IO, 6.071%, 09/20/35	232
275	Series 2006-59, Class SD, IF, IO, 6.471%, 10/20/36	25
912	Series 2007-17, Class JI, IF, IO, 6.578%, 04/16/37	108
1,155	Series 2007-27, Class SA, IF, IO, 5.971%, 05/20/37	104
1,883	Series 2007-40, Class SB, IF, IO, 6.521%, 07/20/37	175
1,189	Series 2007-45, Class QA, IF, IO, 6.411%, 07/20/37	108
645	Series 2007-49, Class NO, PO, 12/20/35	594
1,470	Series 2007-50, Class AI, IF, IO, 6.546%, 08/20/37	144

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
331	Series 2007-53, Class ES, IF, IO, 6.321%, 09/20/37	25
368	Series 2007-53, Class SW, IF, 19.519%, 09/20/37	428
751	Series 2007-57, Class QA, IF, IO, 6.271%, 10/20/37	70
547	Series 2007-71, Class SB, IF, IO, 6.471%, 07/20/36	38
726	Series 2007-72, Class US, IF, IO, 6.321%, 11/20/37	54
726	Series 2007-76, Class SA, IF, IO, 6.301%, 11/20/37	60
198	Series 2008-25, Class SB, IF, IO, 6.671%, 03/20/38	18
410	Series 2008-33, Class XS, IF, IO, 7.468%, 04/16/38	50
665	Series 2008-40, Class SA, IF, IO, 6.168%, 05/16/38	77
500	Series 2008-50, Class KB, 6.000%, 06/20/38	545
1,071	Series 2008-55, Class SA, IF, IO, 5.971%, 06/20/38	100
969	Series 2008-93, Class AS, IF, IO, 5.471%, 12/20/38	83
455	Series 2009-6, Class SA, IF, IO, 5.868%, 02/16/39	39
424	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	57
1,594	Series 2009-22, Class SA, IF, IO, 6.041%, 04/20/39	139
1,633	Series 2009-31, Class ST, IF, IO, 6.121%, 03/20/39	157
1,633	Series 2009-31, Class TS, IF, IO, 6.071%, 03/20/39	156
792	Series 2009-79, Class OK, PO, 11/16/37	686
	Vendee Mortgage Trust,
1,091	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,210
417	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	444
600	Series 1996-1, Class 1Z, 6.750%, 02/15/26	656
199	Series 1996-2, Class 1Z, 6.750%, 06/15/26	213
798	Series 1997-1, Class 2Z, 7.500%, 02/15/27	890
197	Series 1998-1, Class 2E, 7.000%, 03/15/28	214
		99,217
	Non-Agency CMO — 5.6%
189	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	188
	ASG Resecuritization Trust,
407	Series 2009-1, Class A60, VAR, 5.608%, 06/26/37 (e)	405
483	Series 2009-2, Class A55, VAR, 5.800%, 05/24/36 (e)	482
876	Series 2009-3, Class A65, VAR, 5.573%, 03/26/37 (e)	867
	Banc of America Alternative Loan Trust,
335	Series 2003-7, Class 2A4, 5.000%, 09/25/18	337
247	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	248
73	Series 2003-11, Class PO, PO, 01/25/34	50
	Banc of America Funding Corp.,
87	Series 2004-1, Class PO, PO, 03/25/34	63
246	Series 2004-3, Class 1A7, 5.500%, 10/25/34	244
	Banc of America Mortgage Securities, Inc.,
65	Series 2003-8, Class APO, PO, 11/25/33	44
150	Series 2004-1, Class APO, PO, 02/25/34	95
119	Series 2004-6, Class APO, PO, 07/25/34	78
267	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	258
194	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	192
	Citigroup Mortgage Loan Trust, Inc.,
106	Series 2003-UP3, Class A3, 7.000%, 09/25/33	106
290	Series 2003-UST1, Class A1, 5.500%, 12/25/18	294
54	Series 2003-UST1, Class PO1, PO, 12/25/18	37
37	Series 2003-UST1, Class PO3, PO, 12/25/18	26
	Countrywide Alternative Loan Trust,
500	Series 2002-8, Class A4, 6.500%, 07/25/32	477
1,418	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,145
350	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	346
114	Series 2005-26CB, Class A10, IF, 12.635%, 07/25/35	123
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	378
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	75
	Countrywide Home Loan Mortgage Pass-Through Trust,
481	Series 2003-26, Class 1A6, 3.500%, 08/25/33	404
103	Series 2003-J13, Class PO, PO, 01/25/34	72
204	Series 2003-J7, Class 4A3, IF, 9.477%, 08/25/18	184

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
56		Series 2004-HYB3, Class 2A, VAR, 3.578%, 06/20/34	42
555		Series 2005-22, Class 2A1, VAR, 5.173%, 11/25/35	388
291		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	187
326		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	321
480		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.285%, 06/25/20	425
101		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	68
		First Horizon Asset Securities, Inc.,
208		Series 2004-AR7, Class 2A1, VAR, 2.880%, 02/25/35	200
202		Series 2004-AR7, Class 2A2, VAR, 2.880%, 02/25/35	174
308		Series 2005-AR1, Class 2A2, VAR, 3.768%, 04/25/35	281
6		GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	6
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	348
65		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	44
482		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.494%, 08/25/35	5
207		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 4.054%, 08/25/34	198
		MASTR Adjustable Rate Mortgages Trust,
100		Series 2004-3, Class 4A2, VAR, 2.650%, 04/25/34	81
231		Series 2004-13, Class 2A1, VAR, 3.002%, 04/21/34	222
300		Series 2004-13, Class 3A6, VAR, 3.097%, 11/21/34	298
		MASTR Alternative Loans Trust,
504		Series 2003-9, Class 8A1, 6.000%, 01/25/34	444
1,723		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,644
60		Series 2004-7, Class 30PO, PO, 08/25/34	39
133		Series 2004-10, Class 1A1, 4.500%, 09/25/19	132
511		Series 2005-6, Class 3A1, 5.500%, 11/25/20	416
		MASTR Asset Securitization Trust,
443		Series 2003-2, Class 1A1, 5.000%, 03/25/18	453
9		Series 2003-4, Class 2A2, 5.000%, 05/25/18	9
84		Series 2004-8, Class PO, PO, 08/25/19	60
428		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	248
78		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.549%, 02/25/35	62
		Nomura Asset Acceptance Corp.,
154		Series 2003-A1, Class A1, 5.500%, 05/25/33	154
75		Series 2003-A1, Class A2, 6.000%, 05/25/33	72
14		Series 2003-A1, Class A5, 7.000%, 04/25/33	12
114		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	108
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
136		Series 2002-QS16, Class A3, IF, 16.144%, 10/25/17	139
633		Series 2002-QS8, Class A5, 6.250%, 06/25/17	641
165		Series 2003-QS3, Class A2, IF, 15.997%, 02/25/18	165
684		Series 2003-QS9, Class A3, IF, IO, 7.321%, 05/25/18	88
138		Series 2004-QS8, Class A2, 5.000%, 06/25/34	127
85		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	82
		Residential Funding Mortgage Securities I,
71		Series 2003-S11, Class A1, 2.500%, 06/25/18	71
57		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	56
274		Series 2003-S7, Class A17, 4.000%, 05/25/33	263
34		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	24
		Structured Asset Securities Corp.,
279		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	272
330		Series 2005-6, Class 4A1, 5.000%, 05/25/35	319
148		Series 2005-6, Class 5A8, IF, 13.442%, 05/25/35	143
		WaMu Mortgage Pass-Through Certificates,
290		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	299
103		Series 2003-S10, Class A6, PO, 10/25/18	84
102		Series 2003-S11, Class 2A5, IF, 16.421%, 11/25/33	98
181		Series 2004-AR3, Class A2, VAR, 3.120%, 06/25/34	170
477		Series 2004-S3, Class 2A3, IF, 18.208%, 07/25/34	522
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	321

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
51	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	31
	Wells Fargo Mortgage Backed Securities Trust,
100	Series 2003-11, Class 1APO, PO, 10/25/18	72
334	Series 2003-13, Class A7, 4.500%, 11/25/18	334
380	Series 2003-15, Class 1A1, 4.750%, 12/25/18	385
341	Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	340
167	Series 2004-7, Class 2A2, 5.000%, 07/25/19	172
354	Series 2004-BB, Class A4, VAR, 2.906%, 01/25/35	344
258	Series 2004-EE, Class 3A1, VAR, 3.901%, 12/25/34	259
		20,180
	Total Collateralized Mortgage Obligations (Cost $115,484)	119,397
Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Commercial Mortgage, Inc.,
500	Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	524
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	51
300	Series 2006-4, Class A4, 5.634%, 07/10/46	301
	Bear Stearns Commercial Mortgage Securities,
300	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	311
360	Series 2006-PW11, Class A4, VAR, 5.455%, 03/11/39	374
222	Series 2006-PW14, Class A1, 5.044%, 12/11/38	228
221	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.727%, 03/15/49	227
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	304
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	51
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	517
	Morgan Stanley Capital I,
299	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	307
71	Series 2006-T23, Class A1, 5.682%, 08/12/41	73
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	525
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.072%, 08/15/39	1,081
730	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	737
	Total Commercial Mortgage-Backed Securities (Cost $5,366)	5,611
Corporate Bonds — 20.0%
	Consumer Discretionary — 0.9%
	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	161
	Media — 0.7%
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	232
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	853
	Comcast Corp.,
121	5.500%, 03/15/11 (c)	127
100	5.900%, 03/15/16	109
	Cox Communications, Inc.,
50	5.450%, 12/15/14	55
182	7.750%, 11/01/10	189
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	61
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	108
100	8.250%, 02/14/14	119
150	8.250%, 04/01/19	182
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	259
80	Viacom, Inc., 6.250%, 04/30/16	89
		2,383
	Multiline Retail — 0.1%
40	Kohl’s Corp., 6.250%, 12/15/17	45
400	Target Corp., 6.000%, 01/15/18	449
		494
	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	139
95	Staples, Inc., 9.750%, 01/15/14	116
		255
	Total Consumer Discretionary	3,293

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Staples — 0.6%
	Beverages — 0.2%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	80
100	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	120
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	105
50	4.875%, 03/15/19	53
70	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	83
	Diageo Finance BV, (Netherlands),
30	5.300%, 10/28/15 (c)	33
100	5.500%, 04/01/13	110
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	90
25	PepsiCo, Inc., 7.900%, 11/01/18	31
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34
		739
	Food & Staples Retailing — 0.0% (g)
50	Kroger Co. (The), 7.500%, 01/15/14	58
	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	53
135	8.500%, 06/15/19	158
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	14
100	Cargill, Inc., 6.375%, 06/01/12 (e)	109
	Kellogg Co.,
100	4.250%, 03/06/13	107
200	5.125%, 12/03/12	217
	Kraft Foods, Inc.,
450	6.125%, 02/01/18	494
150	6.750%, 02/19/14	170
		1,322
	Household Products — 0.0% (g)
85	Procter & Gamble - ESOP, 9.360%, 01/01/21	107
	Total Consumer Staples	2,226
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
400	Anadarko Petroleum Corp., 7.625%, 03/15/14	464
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	162
30	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	32
	ConocoPhillips,
150	5.750%, 02/01/19	164
400	8.750%, 05/25/10	408
100	EnCana Corp., (Canada), 6.500%, 05/15/19	113
	Marathon Oil Corp.,
250	5.900%, 03/15/18	264
175	6.000%, 10/01/17	187
40	PC Financial Partnership, 5.000%, 11/15/14	43
250	XTO Energy, Inc., 5.750%, 12/15/13	280
	Total Energy	2,117
	Financials — 12.7%
	Capital Markets — 3.7%
75	Bank of New York Mellon Corp. (The), 4.600%, 01/15/20	76
	Bear Stearns Cos., LLC (The),
100	5.700%, 11/15/14 (y)	110
100	7.250%, 02/01/18 (y)	116
	BlackRock, Inc.,
325	3.500%, 12/10/14	330
326	5.000%, 12/10/19	328
1,640	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,770
	Goldman Sachs Group, Inc. (The),
202	4.750%, 07/15/13	213
200	5.150%, 01/15/14	214
300	5.500%, 11/15/14	323
1,100	5.950%, 01/18/18	1,154
486	6.600%, 01/15/12	527
900	6.875%, 01/15/11	946
	Jefferies Group, Inc.,
150	7.750%, 03/15/12	162
75	8.500%, 07/15/19	84
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	68
350	6.000%, 07/19/12 (d)	79
455	6.625%, 01/18/12 (d)	102
75	6.750%, 12/28/17 (d)	—	(h)
	Merrill Lynch & Co., Inc.,
200	4.500%, 11/04/10	205
200	5.000%, 01/15/15	205
157	5.450%, 07/15/14	164
50	6.150%, 04/25/13	54
534	6.400%, 08/28/17	556
266	6.875%, 04/25/18	280

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
195	4.200%, 11/20/14	196
243	4.250%, 05/15/10	245
147	4.750%, 04/01/14	149
200	5.500%, 01/26/20	196
150	5.625%, 09/23/19	149
175	5.750%, 08/31/12	189
250	6.000%, 05/13/14	270
1,000	6.600%, 04/01/12 (c)	1,088
100	6.625%, 04/01/18	106
1,140	6.750%, 04/15/11	1,204
178	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	182
45	Northern Trust Corp., 5.500%, 08/15/13	50
607	State Street Corp., 7.650%, 06/15/10	618
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	500
100	5.750%, 04/25/18	103
100	5.875%, 12/20/17	104
		13,415
	Commercial Banks — 2.3%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	101
123	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	126
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	139
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	410
200	5.200%, 07/10/14	214
250	6.050%, 12/04/17 (e)	256
	BB&T Corp.,
150	3.375%, 09/25/13	154
50	3.850%, 07/27/12	52
100	4.900%, 06/30/17	100
152	Branch Banking & Trust Co., 4.875%, 01/15/13	162
405	Credit Suisse, (Switzerland), 5.000%, 05/15/13	436
350	Fifth Third Bancorp, 5.450%, 01/15/17	342
75	KeyCorp, 6.500%, 05/14/13	80
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	319
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	200
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	201
100	3.750%, 03/02/15 (e)	101
	PNC Funding Corp.,
265	5.125%, 02/08/20	269
225	5.250%, 11/15/15	237
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12 (c)	285
229	6.375%, 04/01/11	240
208	U.S. Bancorp, 2.875%, 11/20/14	208
202	Wachovia Bank N.A., 7.800%, 08/18/10	208
	Wachovia Corp.,
235	4.875%, 02/15/14	245
850	5.750%, 02/01/18	896
	Wells Fargo & Co.,
500	3.750%, 10/01/14	506
415	5.625%, 12/11/17	437
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	327
81	6.450%, 02/01/11	86
628	7.550%, 06/21/10	641
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	281
		8,259
	Consumer Finance — 1.1%
200	American Express Credit Corp., 7.300%, 08/20/13	226
91	American General Finance Corp., 5.375%, 10/01/12	78
71	Capital One Bank USA N.A., 5.750%, 09/15/10	73
	Capital One Financial Corp.,
100	5.700%, 09/15/11	105
245	6.250%, 11/15/13	266
100	6.750%, 09/15/17	110
	HSBC Finance Corp.,
200	5.250%, 01/15/14	212
452	6.375%, 10/15/11	482
202	6.375%, 11/27/12	223
835	7.000%, 05/15/12	914
698	8.000%, 07/15/10	716
233	SLM Corp., 5.375%, 01/15/13	223
202	Washington Mutual Finance Corp., 6.875%, 05/15/11	213
		3,841
	Diversified Financial Services — 3.4%
250	Associates Corp. of North America, 6.950%, 11/01/18	262
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	320

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Bank of America Corp.,
300	5.650%, 05/01/18	299
100	6.500%, 08/01/16	107
125	7.375%, 05/15/14	141
405	7.400%, 01/15/11	427
425	Bank of America N.A., 5.300%, 03/15/17	418
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	104
300	5.250%, 11/07/13	331
	Caterpillar Financial Services Corp.,
150	4.850%, 12/07/12	162
100	5.500%, 03/15/16	110
150	6.200%, 09/30/13 (c)	170
65	7.050%, 10/01/18	76
100	7.150%, 02/15/19	118
	Citigroup, Inc.,
285	5.500%, 10/15/14	293
506	5.625%, 08/27/12	533
700	6.000%, 08/15/17	705
300	6.125%, 11/21/17	304
	CME Group, Inc.,
200	5.400%, 08/01/13	220
100	5.750%, 02/15/14	111
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	212
	General Electric Capital Corp.,
1,600	5.250%, 10/19/12	1,709
500	5.400%, 02/15/17 (c)	518
300	5.625%, 05/01/18	308
500	5.650%, 06/09/14	540
2,078	5.875%, 02/15/12	2,236
1,050	6.000%, 06/15/12	1,136
102	International Lease Finance Corp., 5.875%, 05/01/13	88
100	Textron Financial Corp., 5.400%, 04/28/13	102
		12,060
	Insurance — 1.9%
	American International Group, Inc.,
385	4.250%, 05/15/13	356
400	5.450%, 05/18/17	325
200	5.600%, 10/18/16	166
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	595
	Berkshire Hathaway Finance Corp.,
500	4.000%, 04/15/12	527
150	5.400%, 05/15/18	160
600	Genworth Global Funding Trusts, 5.200%, 10/08/10	613
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	437
243	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	248
405	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	405
200	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	215
	Metropolitan Life Global Funding I,
150	2.875%, 09/17/12 (e)	153
222	5.200%, 09/18/13 (e)	238
100	5.750%, 07/25/11 (e)	105
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121	Nationwide Financial Services, 6.250%, 11/15/11	129
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	557
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	218
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	806
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	108
405	Protective Life Secured Trusts, 4.000%, 04/01/11	416
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	53
		6,883
	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.650%, 01/15/18	148
	Simon Property Group LP,
17	4.200%, 02/01/15	17
100	5.625%, 08/15/14	107
50	5.650%, 02/01/20	50
40	6.100%, 05/01/16	43
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	123
		488
	Thrifts & Mortgage Finance — 0.2%
810	Countrywide Home Loans, Inc., 4.000%, 03/22/11	834
	Total Financials	45,780

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 0.3%
	Biotechnology — 0.0% (g)
40	Amgen, Inc., 5.700%, 02/01/19	44
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	54
40	Becton Dickinson and Co., 5.000%, 05/15/19	42
		149
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
27	5.875%, 06/15/17	29
18	7.000%, 02/15/19	21
		50
	Pharmaceuticals — 0.2%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	111
75	Eli Lilly & Co., 3.550%, 03/06/12	79
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	163
200	Pfizer, Inc., 4.450%, 03/15/12	213
75	Schering-Plough Corp., 6.000%, 09/15/17	85
		651
	Total Health Care	894
	Industrials — 0.8%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	107
250	Northrop Grumman Systems Corp., 7.125%, 02/15/11	265
107	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	111
		483
	Airlines — 0.0% (g)
40	Continental Airlines, Inc., 7.256%, 03/15/20	40
	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	42
	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	108
60	Waste Management, Inc., 7.375%, 03/11/19	70
		178
	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	110
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	63
		173
	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	54
25	PACCAR, Inc., 6.375%, 02/15/12	27
25	Parker Hannifin Corp., 5.500%, 05/15/18	27
		108
	Road & Rail — 0.6%
	Burlington Northern Santa Fe Corp.,
100	5.650%, 05/01/17	108
100	7.000%, 02/01/14	116
202	7.125%, 12/15/10	212
30	CSX Corp., 7.375%, 02/01/19	35
693	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	747
	Norfolk Southern Corp.,
100	6.750%, 02/15/11	105
50	7.700%, 05/15/17	60
	Union Pacific Corp.,
100	4.875%, 01/15/15	107
100	5.650%, 05/01/17	108
250	5.700%, 08/15/18	266
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	152
		2,016
	Total Industrials	3,040
	Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.500%, 02/22/16	113
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	356
200	6.125%, 03/01/14	226
	International Business Machines Corp.,
150	5.700%, 09/14/17	167
200	7.625%, 10/15/18	248
		997

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.0% (g)
100	Arrow Electronics, Inc., 6.875%, 07/01/13	110
	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	27
	Oracle Corp.,
200	5.250%, 01/15/16	222
100	5.750%, 04/15/18	110
		359
	Total Information Technology	1,579
	Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	105
	Dow Chemical Co. (The),
100	6.000%, 10/01/12	109
254	6.125%, 02/01/11	265
	EI Du Pont de Nemours & Co.,
50	4.125%, 03/06/13	53
100	6.000%, 07/15/18	111
225	Monsanto Co., 7.375%, 08/15/12	256
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	107
230	Praxair, Inc., 4.625%, 03/30/15	247
		1,253
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	109
100	6.500%, 04/01/19	115
		224
	Total Materials	1,477
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.7%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,102
135	5.100%, 09/15/14	147
150	5.500%, 02/01/18	159
15	BellSouth Corp., 5.200%, 09/15/14	16
142	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	151
	British Telecommunications plc, (United Kingdom),
100	5.950%, 01/15/18	104
830	9.125%, 12/15/10	882
587	France Telecom S.A., (France), 7.750%, 03/01/11	626
12	Nynex Corp., 9.550%, 05/01/10	12
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	438
225	5.250%, 11/15/13	239
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	300
30	5.877%, 07/15/19	32
198	TELUS Corp., (Canada), 8.000%, 06/01/11	214
100	Verizon Communications, Inc., 5.500%, 02/15/18	106
202	Verizon Florida LLC, 6.125%, 01/15/13	220
600	Verizon Global Funding Corp., 7.250%, 12/01/10	630
250	Verizon Maryland, Inc., 7.150%, 05/01/23	265
100	Verizon New England, Inc., 4.750%, 10/01/13	106
200	Verizon Virginia, Inc., 4.625%, 03/15/13	211
		5,960
	Wireless Telecommunication Services — 0.2%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	165
364	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	389
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15 (c)	134
		688
	Total Telecommunication Services	6,648
	Utilities — 1.4%
	Electric Utilities — 0.9%
81	Alabama Power Co., 4.700%, 12/01/10	83
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	256
150	5.300%, 01/15/19	159
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	110
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	60
25	Columbus Southern Power Co., 6.050%, 05/01/18	27
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	221
205	6.250%, 01/15/12	224

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
100	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	100
150	FPL Group Capital, Inc., 7.875%, 12/15/15	183
40	Georgia Power Co., 6.000%, 11/01/13	45
75	Indiana Michigan Power Co., 7.000%, 03/15/19	86
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	29
32	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	32
60	Nevada Power Co., 7.125%, 03/15/19	68
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	41
50	Nisource Finance Corp., 10.750%, 03/15/16	64
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	28
50	6.800%, 09/01/18	56
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	135
60	PacifiCorp, 5.650%, 07/15/18	65
75	Peco Energy Co., 5.350%, 03/01/18	80
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	229
40	Southern Co., 4.150%, 05/15/14	42
30	Southwestern Public Service Co., 8.750%, 12/01/18	37
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	107
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	152
50	8.000%, 10/01/19	60
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	229
100	5.400%, 04/30/18	106
		3,180
	Gas Utilities — 0.2%
50	AGL Capital Corp., 4.450%, 04/15/13	53
	Atmos Energy Corp.,
100	5.125%, 01/15/13	107
30	8.500%, 03/15/19	37
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	53
263	Southern California Gas Co., 4.800%, 10/01/12	284
50	Texas Eastern Transmission LP, 7.300%, 12/01/10	52
	TransCanada Pipelines Ltd., (Canada),
100	4.000%, 06/15/13	105
100	6.500%, 08/15/18	114
		805
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	214
150	8.875%, 01/15/19	192
50	PG&E Corp., 5.750%, 04/01/14	55
80	Sempra Energy, 8.900%, 11/15/13	96
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	34
100	6.250%, 12/01/15	116
		707
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	216
	Total Utilities	4,908
	Total Corporate Bonds (Cost $69,527)	71,962
Foreign Government Securities — 0.1%
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	101
300	Province of Ontario, (Canada), 2.950%, 02/05/15	302
	Total Foreign Government Securities (Cost $400)	403
Mortgage Pass-Through Securities — 12.4%
	Federal Home Loan Mortgage Corp.,
67	ARM, 2.771%, 01/01/27	68
784	ARM, 3.073%, 12/01/34	815
17	ARM, 3.125%, 07/01/26	18
263	ARM, 3.981%, 01/01/37	274
747	ARM, 5.738%, 04/01/38	792
843	ARM, 5.968%, 02/01/37	878
639	ARM, 6.025%, 06/01/36	665
495	ARM, 6.079%, 09/01/36	510
469	ARM, 6.248%, 09/01/36	488
789	ARM, 6.299%, 03/01/37	841
847	ARM, 6.703%, 11/01/36	899
849	ARM, 6.872%, 08/01/36	883
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,278	4.000%, 05/01/14 – 06/01/19	1,319
109	4.500%, 10/01/18	115
216	5.000%, 12/01/17	230

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
33		5.500%, 06/01/17	35
766		6.000%, 10/01/17 – 04/01/18	825
1,410		6.500%, 01/01/17 – 03/01/22	1,523
215		7.000%, 08/01/10 – 01/01/17	228
5		7.500%, 09/01/10 – 10/01/14	5
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
36		6.000%, 12/01/22	38
199		6.500%, 12/01/13 – 08/01/26	215
913		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, FHA/VA, 10.000%, 10/01/30	1,074
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
171		6.000%, 01/01/34	185
410		7.000%, 04/01/22 – 02/01/37	448
14		7.500%, 08/01/25	15
17		8.000%, 07/01/20 – 11/01/24	19
44		8.500%, 07/01/28	51
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		12.000%, 08/01/15 – 07/01/19	6
		Federal National Mortgage Association,
432		ARM, 2.003%, 02/01/35	449
284		ARM, 2.186%, 01/01/35	288
10		ARM, 2.538%, 03/01/19	10
361		ARM, 2.674%, 02/01/35	367
460		ARM, 2.686%, 01/01/35	465
246		ARM, 2.848%, 04/01/33	254
419		ARM, 3.137%, 09/01/35	434
574		ARM, 3.213%, 09/01/34	598
534		ARM, 3.272%, 08/01/35	550
4		ARM, 3.598%, 06/01/26	4
31		ARM, 3.709%, 09/01/27	31
524		ARM, 4.097%, 09/01/33	543
31		ARM, 4.113%, 03/01/29	32
499		ARM, 4.199%, 08/01/34	508
395		ARM, 4.209%, 04/01/35	403
4		ARM, 4.786%, 08/01/19	4
593		ARM, 5.036%, 02/01/36	623
673		ARM, 5.127%, 11/01/33 – 10/01/34	702
418		ARM, 5.229%, 09/01/35	434
621		ARM, 5.759%, 02/01/37	650
436		ARM, 5.807%, 07/01/46	455
292		ARM, 6.071%, 08/01/36	305
365		ARM, 6.183%, 09/01/36	383
275		ARM, 6.212%, 02/01/37	289
		Federal National Mortgage Association, 15 Year, Single Family,
4,328		4.000%, 07/01/18 – 05/01/19	4,518
3,213		4.500%, 05/01/18 – 05/01/19	3,391
2,006		5.000%, 12/01/16 – 04/01/19	2,134
958		5.500%, 01/01/20 – 06/01/20	1,030
1,807		6.000%, 02/01/19 – 03/01/21	1,949
291		6.500%, 12/01/10 – 08/01/20	315
—	(h)	7.000%, 06/01/10	—	(h)
31		7.500%, 10/01/12	33
17		8.000%, 11/01/12	19
		Federal National Mortgage Association, 20 Year, Single Family,
269		6.000%, 04/01/24	289
351		6.500%, 05/01/22	380
		Federal National Mortgage Association, 30 Year FHA/VA,
23		6.000%, 09/01/33	25
51		6.500%, 03/01/29	56
38		8.500%, 08/01/27 – 02/01/30	44
23		9.000%, 09/01/19 – 12/01/30	26
12		9.500%, 12/01/18	14
		Federal National Mortgage Association, 30 Year, Single Family,
301		4.500%, 08/01/33	308
1,915		5.000%, 07/01/33 – 11/01/33	1,995
256		5.500%, 12/01/33	274
558		6.000%, 12/01/32 – 09/01/33	600
112		6.500%, 08/01/31	123
54		7.000%, 07/01/25 – 08/01/32	60
32		7.500%, 11/01/22 – 05/01/25	36
991		8.000%, 03/01/21 – 11/01/32	1,097
16		8.500%, 07/01/24 – 06/01/25	19
1		9.000%, 04/01/26	1
6		10.000%, 02/01/24	7
7		12.500%, 01/01/16	7
199		Federal National Mortgage Association, Other, 4.000%, 09/01/13	204
		Government National Mortgage Association II, 30 Year, Single Family,
106		6.000%, 03/20/28	114
22		7.500%, 02/20/28 – 09/20/28	24
62		8.000%, 12/20/25 – 10/20/28	71
35		8.500%, 03/20/25 – 05/20/25	41
		Government National Mortgage Association, 15 Year, Single Family,
68		6.000%, 10/15/17	74

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6	7.500%, 02/15/12 – 03/15/12	6
50	8.000%, 01/15/16	54
	Government National Mortgage Association, 30 Year, Single Family,
939	6.000%, 11/15/28 – 12/15/38	1,005
644	6.500%, 01/15/24 – 12/15/35	698
642	7.000%, 08/15/23 – 06/15/35	706
44	7.500%, 11/15/22 – 09/15/28	50
20	8.000%, 05/15/22 – 08/15/28	23
12	8.500%, 11/15/17	14
20	9.000%, 08/15/16 – 11/15/24	23
424	9.500%, 01/15/17 – 12/15/25	511
14	12.000%, 11/15/19	15
	Total Mortgage Pass-Through Securities (Cost $42,766)	44,626
Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $41)	43
U.S. Government Agency Securities — 0.8%
1,725	Federal Home Loan Bank System, 4.720%, 09/20/12	1,837
	Federal National Mortgage Association,
678	6.250%, 02/01/11	714
121	6.625%, 11/15/10	126
300	Financing Corp. Fico, Zero Coupon, 09/26/19	195
	Total U.S. Government Agency Securities (Cost $2,730)	2,872
U.S. Treasury Obligations — 26.3%
	U.S. Treasury Bonds,
250	7.250%, 05/15/16	314
5,375	7.500%, 11/15/16	6,873
320	8.500%, 02/15/20	451
4,075	8.750%, 05/15/17	5,580
7,100	8.875%, 08/15/17	9,812
800	8.875%, 02/15/19 (c)	1,134
750	9.250%, 02/15/16	1,025
2,355	9.875%, 11/15/15 (m)	3,277
	U.S. Treasury Bonds Coupon STRIPS,
61	02/15/12 (c)	60
2,851	08/15/12	2,778
202	11/15/13	189
4,950	02/15/14 (m)	4,592
12,666	05/15/14 (m)	11,638
7,602	08/15/14 (m)	6,917
3,518	11/15/14 (m)	3,166
3,325	02/15/15	2,960
32	08/15/15	28
7,452	11/15/15 (m)	6,392
5,766	02/15/16 (m)	4,877
1,072	05/15/16	893
2,005	08/15/16	1,647
300	11/15/16	243
532	02/15/17	425
946	08/15/17	735
1,960	11/15/17	1,502
200	02/15/18	151
200	11/15/18	145
400	05/15/19	281
	U.S. Treasury Bonds Principal STRIPS,
3,500	02/15/15	3,116
95	08/15/15	83
400	05/15/16	334
300	11/15/16	243
257	05/15/17	203
100	08/15/17	78
150	05/15/20	100
	U.S. Treasury Notes,
480	1.375%, 02/15/13 (c)	481
250	1.750%, 01/31/14	249
500	1.875%, 02/28/14	501
7,000	2.625%, 12/31/14	7,135
300	2.625%, 02/29/16	298
1,000	2.625%, 04/30/16	992
1,700	4.500%, 05/15/17	1,861
600	4.750%, 08/15/17	666
	Total U.S. Treasury Obligations (Cost $91,131)	94,425

SHARES
Short-Term Investment — 3.3%
Investment Company — 3.3%
11,880	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $11,880)	11,880

PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 0.7%
Corporate Note — 0.6%
2,000	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	1,990

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

SHARES	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Investment Company — 0.1%
537	JPMorgan Prime Money Market Fund, Capital Shares, 0.090% (b) (l)	537
	Total Investments of Cash Collateral for Securities on Loan (Cost $2,537)	2,527
	Total Investments —100.2% (Cost $347,948)	359,927
	Liabilities in Excess of Other Assets — (0.2)%	(730)
	NET ASSETS — 100.0%	$359,197

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2010

ARM—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2010.

CMO—	Collateralized Mortgage Obligation

ESOP—	Employee Stock Ownership Program

GMAC—	General Motors Acceptance Corp.

FHA—	Federal Housing Administration

GO—	General Obligation

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC—	Housing Finance Corp.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2010. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduits
SPDR—	Standard & Poor’s Depository Receipts

STRIPS—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2010.

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2010.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (excluding cash collateral for securities on loan) (amounts in thousands):

Fund	Value	Percentage
Core Bond Trust	$5,234	0.2%
Intermediate Bond Trust	138	—	(g)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)—	The rate shown is the current yield as of February 28, 2010.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

(y)—	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2010

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,634,150	$297,823	$347,284
Investments in affiliates, at value	203,353	8,396	12,643
Total investment securities, at value	2,837,503	306,219	359,927
Cash	463	121	29
Receivables:
Investment securities sold	450	33	103
Fund shares sold	6,051	—	193
Interest and dividends	16,129	690	2,216
Variation margin on futures contracts	—	3	—
Total Assets	2,860,596	307,066	362,468

LIABILITIES:
Payables:
Dividends	6,602	—	309
Investment securities purchased	3,902	494	329
Collateral for securities lending program	40,018	1,631	2,537
Fund shares redeemed	879	50	—
Accrued liabilities:
Investment advisory fees	268	12	24
Custodian and accounting fees	95	25	36
Trustees’ and Chief Compliance Officer’s fees	6	5	2
Other	132	27	34
Total Liabilities	51,902	2,244	3,271
Net Assets	$2,808,694	$304,822	$359,197

NET ASSETS:
Paid in capital	$2,718,821	$339,275	$350,282
Accumulated undistributed (distributions in excess of) net investment income	343	1,978	32
Accumulated net realized gains (losses)	(13,465)	(48,366)	(3,096)
Net unrealized appreciation (depreciation)	102,995	11,935	11,979
Total Net Assets	$2,808,694	$304,822	$359,197

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	273,459	22,719	34,948

Net asset value	$10.27	$13.42	$10.28

Cost of investments in non-affiliates	$2,531,279	$286,483	$335,330
Cost of investments in affiliates	203,229	7,774	12,618
Value of securities on loan	39,356	1,595	2,491

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2010

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$164,331	$1	$17,834
Dividend income from non-affiliates	—	6,881	— (a)
Interest income from affiliates	156	—	29
Dividend income from affiliates	239	32	37
Income from securities lending (net)	395	244	55
Total investment income	165,121	7,158	17,955

EXPENSES:
Investment advisory fees	7,755	724	984
Administration fees	2,585	290	328
Custodian and accounting fees	298	97	110
Interest expense to affiliates	—	1	—
Professional fees	81	45	56
Trustees’ and Chief Compliance Officer’s fees	66	8	8
Printing and mailing costs	26	5	6
Registration and filing fees	18	2	2
Transfer agent fees	4	3	2
Board restructuring and related proxy costs	243	33	38
Other	72	19	12
Total expenses	11,148	1,227	1,546
Less amounts waived	(7,266)	(905)	(1,047)
Less earnings credits	— (a)	— (a)	— (a)
Less expense reimbursements	(135)	(35)	(23)
Net expenses	3,747	287	476
Net investment income (loss)	161,374	6,871	17,479

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,425	(32,606)	(168)
Investment in affiliates	209	(67)	42
Futures	—	1,170	—
Net realized gain (loss)	1,634	(31,503)	(126)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	186,854	141,104	18,240
Investments in affiliates	206	2,634	34
Futures	—	298	—
Change in net unrealized appreciation (depreciation)	187,060	144,036	18,274
Net realized/unrealized gains (losses)	188,694	112,533	18,148
Change in net assets resulting from operations	$350,068	$119,404	$35,627

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Year Ended 2/28/2010	Year Ended 2/28/2009	Year Ended 2/28/2010	Year Ended 2/28/2009	Year Ended 2/28/2010	Year Ended 2/28/2009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$161,374	$138,571	$6,871	$8,543	$17,479	$15,202
Net realized gain (loss)	1,634	(9,870)	(31,503)	(16,135)	(126)	72
Change in net unrealized appreciation (depreciation)	187,060	(134,124)	144,036	(167,067)	18,274	(11,858)
Change in net assets resulting from operations	350,068	(5,423)	119,404	(174,659)	35,627	3,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(161,358)	(138,270)	(7,266)	(7,624)	(17,467)	(15,159)
From net realized gains	—	—	—	(1,001)	—	—
Total distributions to shareholders	(161,358)	(138,270)	(7,266)	(8,625)	(17,467)	(15,159)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	736,693	375,983	58,857	67,677	116,674	23,060
Subscriptions in-kind (See Note 7)	6,405	41,457	10,444	—	—	—
Dividends and distributions reinvested	72,935	60,041	1,101	1,745	12,019	10,852
Cost of shares redeemed	(563,557)	(592,430)	(121,637)	(40,939)	(75,185)	(84,379)
Change in net assets from capital transactions	252,476	(114,949)	(51,235)	28,483	53,508	(50,467)

NET ASSETS:
Change in net assets	441,186	(258,642)	60,903	(154,801)	71,668	(62,210)
Beginning of period	2,367,508	2,626,150	243,919	398,720	287,529	349,739
End of period	$2,808,694	$2,367,508	$304,822	$243,919	$359,197	$287,529
Accumulated undistributed (distributions in excess of) net investment income	$343	$327	$1,978	$2,511	$32	$20

SHARE TRANSACTIONS:
Issued	73,267	38,948	5,009	5,420	11,538	2,368
Subscriptions in-kind (See Note 7)	658	4,265	749	—	—	—
Reinvested	7,271	6,225	104	127	1,189	1,112
Redeemed	(56,041)	(61,337)	(10,314)	(2,880)	(7,408)	(8,540)
Change in Shares	25,155	(11,899)	(4,452)	2,667	5,319	(5,060)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Year Ended February 28, 2010	$9.53	$0.63	$0.74	$1.37	$(0.63)	$—	$(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 through February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) through June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$10.27	14.70%	$2,808,694	0.14%	6.24%	0.42%	19%
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   73

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

74   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$50,387	$1,100	$51,487
Collateralized Mortgage Obligations	—	1,318,000	4,134	1,322,134
Commercial Mortgage-Backed Securities	—	46,031	—	46,031
Corporate Bonds
Consumer Discretionary	—	28,527	—	28,527
Consumer Staples	—	20,324	—	20,324
Energy	—	21,352	—	21,352
Financials	—	259,504	—	259,504
Health Care	—	7,885	—	7,885
Industrials	—	14,379	—	14,379
Information Technology	—	16,014	—	16,014
Materials	—	13,523	—	13,523
Telecommunication Services	—	38,940	—	38,940
Utilities	—	48,776	—	48,776
Total Corporate Bonds	—	469,224	—	469,224
Foreign Government Securities	—	9,684	—	9,684
Mortgage Pass-Through Securities	—	213,532	—	213,532
Municipal Bonds	—	114	—	114
Supranational	—	422	—	422
U.S. Government Agency Securities	—	16,999	—	16,999
U.S. Treasury Obligations	—	505,865	—	505,865
Short-Term Investment
Investment Company	161,993	—	—	161,993
Investment of Cash Collateral for Securities on Loan
Investment Company	40,018	—	—	40,018
Total Investments in Securities	$202,011	$2,630,258	$5,234	$2,837,503

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$304,976	$1,243	$—	$306,219

Depreciation in Other Financial Instruments
Futures Contracts	$(27)	$—	$—	$(27)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts and a corporate note held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   75

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$6,118	$63	$6,181
Collateralized Mortgage Obligations	—	119,322	75	119,397
Commercial Mortgage-Backed Securities	—	5,611	—	5,611
Corporate Bonds
Consumer Discretionary	—	3,293	—	3,293
Consumer Staples	—	2,226	—	2,226
Energy	—	2,117	—	2,117
Financials	—	45,780	—	45,780
Health Care	—	894	—	894
Industrials	—	3,040	—	3,040
Information Technology	—	1,579	—	1,579
Materials	—	1,477	—	1,477
Telecommunication Services	—	6,648	—	6,648
Utilities	—	4,908	—	4,908
Total Corporate Bonds	—	71,962	—	71,962
Foreign Government Securities	—	403	—	403
Mortgage Pass-Through Securities	—	44,626	—	44,626
Supranational	—	43	—	43
U.S. Government Agency Securities	—	2,872	—	2,872
U.S. Treasury Obligations	—	94,425	—	94,425
Short-Term Investment
Investment Company	11,880	—	—	11,880
Investments of Cash Collateral for Securities on Loan
Corporate Note	—	1,990	—	1,990
Investment Company	537	—	—	537
Total Investments in Securities	$12,417	$347,372	$138	$359,927

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

	Balance as of 2/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 2/28/10
Investments in Securities
Asset-Backed Securities	$—	$—	$103	$1	$(148)	$742	$698
Collateralized Mortgage Obligations	—	—	(382)	7	(1,491)	6,402	4,536
Total	$—	$—	$(279)	$8	$(1,639)	$7,144	$5,234

76   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

Intermediate Bond Trust

	Balance as of 2/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 2/28/10
Investments in Securities
Asset-Backed Securities	$—	$—	$9	$—	(a)	$(13)	$67	$63
Collateralized Mortgage Obligations	—	—	(48)	—	(a)	—	123	75
Total	$—	$—	$(39)	$—	(a)	$(13)	$190	$138

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2010, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Core Bond Trust	$(279)
Intermediate Bond Trust	(39)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B.  Restricted and Illiquid Securities — The Funds invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2010 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$5,234	0.2%
Intermediate Bond Trust	138	—	(a)

(a)	Amount rounds to less than 0.1%

C.  Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedules of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Receivable and/or payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Futures contracts notional amounts and values as of February 28, 2010, which are disclosed in the accompanying Schedules of Portfolio Investments, are indicative of the volume of the Fund’s futures contracts activities over the reporting period.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   77

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (continued)

D.  Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income	Shares/Principal Amount ($) at February 28, 2010	Value at February 28, 2010
Core Bond Trust
Bear Stearns Cos., Inc. (The), 3.250%, 03/25/09*	$4,305	$—	$4,305	$—	$9	$—	$—
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	948	—	—	—	57	$1,000	1,099
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/17*	2,159	15	2,415	209	75	$—	—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	218	—	—	—	15	$210	243
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080%	15,216	1,000,523	853,746	—	239	161,993	161,993
JPMorgan Prime Money Market Fund, Capital Shares, 0.090%**	123,429	284,248	367,659	—	370	40,018	40,018
	$146,275			$209	$765		$203,353
Equity Index Trust
JPMorgan Chase & Co. (common stock)***	$3,177	$855	$1,601	$(67)	$25	119	$4,999
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080%	3,917	77,350	79,001	—	7	2,266	2,266
JPMorgan Prime Money Market Fund, Capital Shares, 0.090%**	5,068	157,101	161,038	—	34	1,131	1,131
	$12,162			$(67)	$66		$8,396
Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 3.250%, 03/25/09*	$600	$—	$600	$—	$1	$—	$—
Bear Stearns Cos., Inc. (The), 5.700%, 11/15/14*	95	—	—	—	6	$100	110
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/17*	441	—	491	42	15	$—	—
Bear Stearns Cos., Inc. (The), 7.250%, 02/01/18*	104	—	—	—	7	$100	116
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080%	11,820	165,709	165,649	—	37	11,880	11,880
JPMorgan Prime Money Market Fund, Capital Shares, 0.090%**	8,434	34,572	42,469	—	23	537	537
	$21,494			$42	$89		$12,643

*	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

***	Security is included in an index in which the Fund, as an index fund, invests.

E.  Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (“the Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Equity Index Trust and Intermediate Bond Trust also hold approved investments in variable and floating rate instruments and asset-backed securities that were made prior to February 9, 2010. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

78   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

For the year ended February 28, 2010, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

Core Bond Trust	$370
Equity Index Trust	34
Intermediate Bond Trust	23

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities plus accrued interest and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar-denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the Schedules of Portfolio Investments. At February 28, 2010, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Unrealized Gain (Loss) on Cash Collateral Investments	Total Value of Collateral Investments
Core Bond Trust	$39,356	$40,018	$—	$40,018
Equity Index Trust	1,595	1,631	(3)	1,628
Intermediate Bond Trust	2,491	2,537	(10)	2,527

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor of the Funds waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$51
Equity Index Trust	4
Intermediate Bond Trust	3

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar-denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the year ended February 28, 2010 (amounts in thousands):

Lending Agent Fees Incurred
Core Bond Trust	$20
Equity Index Trust	2
Intermediate Bond Trust	2

F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

G.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   79

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (continued)

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Equity Index Trust	$—	$(138)	$138

The reclassifications for the Fund relate primarily to distributions from investments in real estate investment trusts and non-taxable special dividends.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

80   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the year ended February 28, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2010.

For the year ended February 28, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Core Bond Trust	$4,550	$2,585	$7,135	$135
Equity Index Trust	612	290	902	35
Intermediate Bond Trust	704	328	1,032	23

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the year ended February 28, 2010 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$131
Equity Index Trust	3
Intermediate Bond Trust	15

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   81

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2010 (continued)

4. Investment Transactions

During the year ended February 28, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$384,538	$412,444	$194,555	$61,341
Equity Index Trust	50,228	108,603	—	—
Intermediate Bond Trust	56,175	60,030	69,221	11,822

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,734,542	$162,941	$59,980	$102,961
Equity Index Trust	315,671	36,180	45,632	(9,452)
Intermediate Bond Trust	347,948	15,819	3,840	11,979

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals (Core Bond Trust and Equity Index Trust).

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows:

	Total Distributions Paid From:
	Ordinary Income	Total Distributions Paid
Core Bond Trust	$161,358	$161,358
Equity Index Trust	7,266	7,266
Intermediate Bond Trust	17,467	17,467

The tax character of distributions paid during the fiscal year ended February 28, 2009 was as follows:

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$138,270	$—	$138,270
Equity Index Trust	7,625	1,000	8,625
Intermediate Bond Trust	15,159	—	15,159

At February 28, 2010, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$6,948	$(13,432)	$102,961
Equity Index Trust	1,978	(23,887)	(9,452)
Intermediate Bond Trust	341	(3,095)	11,979

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals (Core Bond Trust and Equity Index Trust), deferred directors compensation (Equity Index Trust), distributions payable (Core Bond Trust and Intermediate Bond Trust) and post-October loss deferrals (Equity Index Trust).

82   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

As of February 28, 2010, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	2017	2018	Total
Core Bond Trust	$—	$3,545	$—	$9,887	$—	$13,432
Equity Index Trust	—	—	—	9,624	14,263	23,887
Intermediate Bond Trust	1,000	1,123	134	712	126	3,095

During the year ended February 28, 2010, Core Bond Trust utilized approximately $1,634,000 in capital loss carryovers.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2010, Equity Index Trust deferred to March 1, 2010 post-October capital losses of approximately $3,092,000.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Core Bond Trust, Equity Index Trust and Intermediate Bond Trust had a shareholder that owned a significant portion of the Fund’s outstanding shares. Significant shareholder activity, if any, may impact the Fund’s performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the years ended February 28, 2010 and February 28, 2009, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Year Ended February 28, 2010
Date	Market Value	Type
March 30, 2009	$6,405	Subscription-in-kind

Year Ended February 28, 2009
Date	Market Value	Type
December 15, 2008	$2,804	Subscription-in-kind
December 26, 2008	5,222	Subscription-in-kind
January 26, 2009	33,431	Subscription-in-kind

For the year ended February 28, 2010, certain shareholders of the Equity Index Trust purchased shares and the Equity Index Trust received portfolio securities primarily by means of a subscription-in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Year Ended February 28, 2010
Date	Market Value	Type
January 20, 2010	$10,444	Subscription-in-kind

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust,
JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a separate fund of JPMorgan Institutional Trust) (hereafter collectively referred to as the “Funds”) at February 28, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 28, 2010

84   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

TRUSTEES
(Unaudited)

The Funds’ following table includes additional information about the Funds’ Trustees:

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	132	None.
John F. Finn (1947); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985–present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	132	Director, Cardinal Health, Inc. (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	132	Director, New Plan Excel (NXL) (1999–2005); Director, National Financial Partners (NFP) (2003–2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002–present).
Robert J. Higgins (1945); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	132	None.
Peter C. Marshall (1942); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2000–2008); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	132	Director, Center for Deaf and Hard of Hearing (1990–present).
Marilyn McCoy* (1948); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	132	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	132	Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   85

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees
Robert A. Oden, Jr. (1946); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	132	Trustee, American University in Cairo (1999–present); Trustee, Carleton College (2002–present).
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2009; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	132	Trustee, Morgan Stanley Funds (165 portfolios) (1992–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2009; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000–present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988–1999).	132	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	132	None.
Interested Trustees
Frankie D. Hughes** (1952), Trustee of Trust since 2009.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).	132	Trustee, The Victory Portfolios (2000–2008).
Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2009; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	132
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catharine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (132 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley, Head of Corporate Responsibility for JPMorgan Chase & Co., has served as a member of the Board of Trustees of Northwestern University since 2005. The Funds’ investment advisor is a wholly-owned subsidiary of JPMorgan Chase.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

86   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005), Treasurer and Principal Financial Officer (2008)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Frank J. Nasta (1964), Secretary (2008)
Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Jessica K. Ditullio (1962), Secretary (2008)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Michael J. Tansley (1964), Controller (2008)
Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase, Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.
Brian L. Duncan (1965), Assistant Treasurer (2008)*
Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003–2004.

Joy C. Dowd (1972), Assistant Treasurer (2009)
Vice President, JPMorgan Funds Management, Inc. since December 2008; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   87

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory, administration fees, and other Funds expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2009, and continued to hold your shares at the end of the reporting period, February 28, 2010.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2009	Ending Account Value, February 28, 2010	Expenses Paid During September 1, 2009 to February 28, 2010*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,047.20	$0.71	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

Equity Index Trust
Actual	1,000.00	1,092.70	0.52	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,038.50	0.71	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

88   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2010

TAX LETTER
(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2010. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2010. The information necessary to complete your income tax returns for the calendar year ending December 31, 2010 will be received under separate cover.

Dividends Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividends received deduction for corporate rate shareholders for the fiscal year ended February 28, 2010:

Dividends Received Deduction
Equity Index Trust	91.64%

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$7,266

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2010:

Income from U.S. Treasury Obligations
Core Bond Trust	12.06%
Intermediate Bond Trust	16.56

FEBRUARY 28, 2010        JPMORGAN INSTITUTIONAL TRUST FUNDS   89

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. February 2010.	AN-INSTT-210

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Jerry B. Lewis. He is a “non-interested” trustee and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2010 – $88,500

2009 – $90,900*

* Audit fees reported in 2009 Form N-CSR filing also included audit-related fees.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)

2010 – $35,400

2009 – $35,400

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2010 – $23,520

2009 – $23,610

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2010 and 2009, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2010 – Not applicable

2009 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of          Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2010 – 0.0%

2009 – 0.0%

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant for the last two calendar year ends were:

2009 - $24.8 million

2008 - $25.6 million

These amounts also include the aggregate non audit fees billed by the Independent Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 6, 2010

By:

/s/____________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 6, 2010